NestEgg Funds
Semi Annual Report
Six Months Ended August 31, 2002

NestEgg Capital Preservation Fund
NestEgg 2010 Fund
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund


--------------------------------------------------------------------------------
Important Customer Information, Investment Products:
.. Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,
.. Are not insured by the FDIC, and
.. Are subject to investment risks, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

[LOGO] STRATEGY COMMENTARY
       NestEgg Funds                                          Mar 2002-Sept 2002
          Capital Preservation, 2010, 2020, 2030, 2040

.. The NestEgg Funds invest in the LifePath Master Investment Portfolios (Income,
  2010, 2020, 2030, & 2040).

.. The LifePath strategies maintain an equity overweight and bond underweight relative their long-term normal allocations. During the the last six months, these strategies have changed this overweight position several times in response to market moves and information.

.. Equity prices fell 15.8% over the past six months, while bonds gained 4.9% and cash returned 0.9%. International equities fell 7%.

.. Also in this report, a discussion about forthcoming Fed policy and an earnings update.

Economic news hurt equities but helped bonds

Equity prices fell 15.8% for the six months ending 8/31/02 and bonds gained 4.9%. A string of weak economic data favored bonds over stocks. In particular, the period between July 25 and August 5 was filled with negative economic news. GDP growth was lower than expected for the second quarter, and past economic growth was revised downward. Manufacturing activity has slowed and fewer jobs than expected were created in the US economy. Consumer confidence, illustrated below, has fallen. This is important, as it provides indications of consumer spending, which accounts for two thirds of GDP.

                                     [GRAPH]

                                                             Source: SSB and BGI
                                                                  As of 8/31/02.

In spite of this weakness, the economic recovery seems sustainable, even if more economists are discussing the possibility of a so-called double dip. Recent economic news is consistent with an economy growing, but at a moderate pace. Consensus expectations for the third and fourth quarter GDP growth are 2.6% and 3%, respectively. While lower than most assumptions for long-term sustainable growth, the economy is expected to grow and not contract during the latter part of 2002.

BGI's economic view has also moderated over the past few months, as measured by our Leading Economic Indicator (LEI). Our LEI measure forecasts the economic environment one year ahead using various macroeconomic and market information. During August, our view changed from being slightly optimistic to slightly pessimistic regarding forthcoming changes in the economic environment.

Fed leaves rates unchanged

The Fed decided on August 13 to leave interest rates unchanged, but stated that risks of economic weakness have become greater than the risk of higher inflation, suggesting that the Federal Reserve may cut rates some time this year. Market expectations regarding the year-end Fed Funds rate, illustrated below, have been lowered throughout the year, signaling the economic recovery was not as strong as market participants initially expected. Expectations have recently stabilized, pricing in an approximate 50% chance of a further rate cut before year-end.

                                    [GRAPH]

                                                      Source: Bloomberg and BGI
                                                                 As of 8/31/02.

                                                       ________________________
                                                       BARCLAYS GLOBAL INVESTORS

[LOGO]  STRATEGY COMMENTARY

Mixed earnings outlook

Earnings expectations for the coming year have recently been reduced. This follows a significant increase in earnings expectations after a trough in October of last year, shortly after the September attacks. Shorter-term expectations, for the third and fourth quarter of this year, have also been reduced at a faster than normal rate. Since the beginning of the quarter, year-over-year earnings growth expectations for the third and fourth quarter have been reduced by about 5%, compared to an average historical 3% revision during these two months. Pre-announcements indicate a negative earnings momentum, illustrated in Figure 3 below, which shows the ratio of positive to negative earnings announcements during the past two months.

                                    [GRAPH]

                                           Source: Thomson First Call and BGI
                                                                As of 8/26/02.

While pre-announcement patterns improved over the past year, this trend has recently reversed. BGI's view of earnings momentum, or specifically our expectations of future earnings surprises, has remained bearish over the past two months.

There are, however, important positives in the earnings outlook. For example, while earnings expectations have recently been reduced, the original earnings estimates for the coming year were extremely optimistic in terms of year-over-year growth. Third quarter earnings growth is still expected to be 11.4% and a whopping 29.9% for the fourth quarter. Going forward, companies should be able to report improved performance, with positive implications for overall market sentiment.

Philosophy and Outlook

The LifePath portfolios are complete investment solutions with risk levels tailored to the investment horizon of each participant. The name (i.e. LifePath
2020) of each profile represents when the investor most likely will begin to steadily distribute interest and/or principal out of his or her investment portfolio.

Each portfolio always keeps an eye on long-term targets and objectives. They are constantly monitored and rebalanced to lie on the efficient frontier, to maximize expected returns for a given level of risk. As the investor matures and their investment time horizon is reduced, their portfolio follows suit and becomes more conservative.

The LifePath portfolios are currently positioned with a moderate overweight in equities and underweight in bonds relative to their long-term targets. The forward P/E ratio, at 16.3, is close to five-year lows, making equities appear cheap relative to the recent past. In addition, with 10-year bond yields just above 4.1%, bond prices also seem quite expensive.

                                           September 9, 2002

                                           Fredrik Axsater
                                           Investment Strategist
                                           fredrik.axsater@barclaysglobal.com

Barclays Global Fund Advisors (BGFA) provides investment advisory services to the LifePath(R) portfolios mutual funds. Barclays Global Investors Services
(BGIS) provides marketing support to Stephens Inc., the distributor/sponsor of the portfolios. BGFA and BGIS are wholly owned subsidiaries of Barclays Global Investors, N.A., none of which are affiliated with Stephens, Inc. BGI is located at 45 Fremont Street, San Francisco, CA 94105.

FOR FINANCIAL PROFESSIONAL USE ONLY. NOT FOR USE WITH THE GENERAL PUBLIC


                                                    ____________________________
                                                    BARCLAYS GLOBAL INVESTORS

NestEgg Funds
NestEgg Capital Preservation Fund

Statement of Assets and Liabilities
                                                                 August 31, 2002
                                                                     (Unaudited)
Assets:
Investments in the LifePath Income
    Master Portfolio at value (Note 1)                               $ 5,394,083
                                                                     -----------
    Total Assets                                                       5,394,083
                                                                     -----------
Liabilities:
Accrued expenses and other payables:
    Administration                                          879
    Service organization                                  3,893
    Other payables and accrued expenses                   4,898
                                                      ---------
    Total Liabilities                                                      9,670
                                                                     -----------
Net Assets                                                           $ 5,384,413
                                                                     ===========

Net Assets consist of:
Capital                                                                5,603,631
Undistributed net investment income                                        3,258
Accumulated net realized gains
    from investment transactions                                          27,801
Unrealized depreciation from investments                                (250,277)
                                                                     -----------
Net Assets                                                           $ 5,384,413
                                                                     ===========

Service Shares
    Net Assets                                                       $ 5,384,413
    Shares outstanding                                                   565,159
    Redemption price per share                                       $      9.53
                                                                     ===========

    Maximum Sales Charge - Service Shares                                   3.00%
                                                                     -----------

    Maximum Offering Price Per Service Share
      (100%/(100%-Maximum Sales Charge) of
      net asset value adjusted to the nearest cent)                  $      9.82
                                                                     ===========
Statement of Operations
                                                Six months ended August 31, 2002
                                                                     (Unaudited)
 Investment Income allocated from
    corresponding Master Portfolio
 Interest income                                                     $    78,065
 Dividend income (Net of withholding tax of $980)                         20,437
 Expenses (Note 3)                                                        (9,724)
                                                                     -----------
    Net Investment Income allocated from
      corresponding Master Portfolio                                      88,778
                                                                     -----------
 Expenses:(Note 3)
 Investment advisory fees                             $   4,163
 Administration fees                                      5,550
 12b-1 fees                                               6,937
 Service organization fees                                6,937
 Accounting fees                                          7,355
 Audit fees                                               5,008
 Other fees                                               5,072
                                                      ---------
 Total expenses before fee reductions                                     41,022
    Expenses reduced by the Investment Advisor                            (3,707)
    Expenses reduced by the Distributor                                   (6,937)
    Expenses reduced by the Service organization                          (4,048)
                                                                     -----------
    Net Expenses                                                          26,330
                                                                     -----------
 Net Investment Income                                                    62,448
                                                                     -----------

 Realized/Unrealized Gains (Losses) from
    Investments allocated from corresponding
    Master Portfolio:
 Net realized gains from investment transactions                          21,982
 Change in unrealized appreciation/depreciation
    from investments                                                    (201,891)
                                                                     -----------
 Net realized/unrealized losses from investments                        (179,909)
                                                                     -----------
 Change in Net Assets Resulting from
    Operations                                                       $  (117,461)
                                                                     ===========

                       See notes to finanicial statements

NestEgg Funds
NestEgg Capital Preservation Fund

Statements of Changes in Net Assets
                                                                                     Six months ended                Year ended
                                                                                        August 31,                  February 28,
                                                                                           2002                         2002
                                                                                   --------------------           ----------------
                                                                                      (Unaudited)
From Investment Activities:
Operations:
 Net investment income                                                             $           62,448               $     136,889
 Net realized gains from investment transactions                                               21,982                      29,510
 Change in unrealized appreciation/depreciation from investments                             (201,891)                    (77,956)
                                                                                   ------------------               -------------
Change in net assets resulting from operations                                               (117,461)                     88,443
                                                                                   ------------------               -------------

Distributions to Shareholders: Service Shares
 From net investment income                                                                   (58,939)                   (147,079)
 From net realized gains on investment transactions                                            (4,628)                    (10,385)
                                                                                   ------------------               -------------
Change in net assets from shareholder distributions                                           (63,567)                   (157,464)
                                                                                   ------------------               -------------

Capital Share Transactions: Service Shares
 Proceeds from shares issued                                                                  490,250                   1,133,899
 Dividends reinvested                                                                          63,518                     157,464
 Cost of shares redeemed                                                                     (582,834)                   (701,933)
                                                                                   ------------------               -------------
Change in net assets from capital share transactions                                          (29,066)                    589,430
                                                                                   ------------------               -------------

Change in net assets                                                                         (210,094)                    520,409

Net Assets:
 Beginning of period                                                                        5,594,507                   5,074,098
                                                                                   ------------------               -------------
 End of period                                                                     $        5,384,413               $   5,594,507
                                                                                   ==================               =============

Share Transactions: Service Shares
 Issued                                                                                        50,268                     113,651
 Reinvested                                                                                     6,558                      15,888
 Redeemed                                                                                     (59,933)                    (70,499)
                                                                                   ------------------               -------------
 Change in shares                                                                              (3,107)                     59,040
                                                                                   ==================               =============

                       See notes to financial statements

NestEgg Funds
NestEgg Capital Preservation Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated.           Six months ended     Year ended        Year ended
                                                                                     August 31,       February 28,      February 28,
                                                                                        2002              2002              2001
                                                                                 ----------------     ------------      ------------
                                                                                   (Unaudited)
Net Asset Value, Beginning of Period                                             $       9.84         $      9.96       $      9.95
                                                                                 ------------         -----------       ------------
Investment Activities
    Net investment income                                                                0.11                0.26              0.36
    Net realized and unrealized gains (losses) on investments                           (0.31)              (0.08)             0.18
                                                                                 ------------         -----------       ------------
    Total from Investment Activities                                                    (0.20)               0.18              0.54
                                                                                 ------------         -----------       ------------
Distributions
    Net investment income                                                               (0.10)              (0.28)            (0.35)
    Net realized gains on investment transactions                                       (0.01)              (0.02)            (0.18)
    Tax return of capital                                                                   -                   -                 -
                                                                                 ------------         -----------       ------------
    Total Distributions                                                                 (0.11)              (0.30)            (0.53)
                                                                                 ------------         -----------       ------------
Net Asset Value, End of Period                                                   $       9.53         $      9.84       $      9.96
                                                                                 ============         ===========       ============
Total Return (excludes sales charge)                                                    (2.02)(b)            1.79%             5.51%
Ratios/Supplemental Data:
Net Assets at end of period (000)                                                $      5,384         $     5,595       $     5,074
Ratio of expenses to average net assets +                                                1.30% (c)           1.36%             1.50%
Ratio of net investment income to average net assets+                                    2.24% (c)           2.61%             3.45%
Ratio of expenses to average net assets *+                                               1.82% (c)           1.67%             2.12%
Portfolio Turnover Rate (d)                                                                28%                116%               58%

Selected data for a share outstanding throughout the period indicated.           Period ended         Period ended
                                                                                  February 29,         February 28,
                                                                                      2000               1999 (a)
                                                                                 -------------        -------------
Net Asset Value, Beginning of Period                                             $       9.89         $      10.00
                                                                                 ------------         ------------
Investment Activities
    Net investment income                                                                0.31                 0.03
    Net realized and unrealized gains (losses) on investments                            0.09                (0.14)
                                                                                 ------------         ------------
    Total from Investment Activities                                                     0.40                (0.11)
                                                                                 ------------         ------------
Distributions
    Net investment income                                                               (0.34)                   -
    Net realized gains on investment transactions                                           -                    -
    Tax return of capital                                                                   - **                 -
                                                                                 ------------         ------------
    Total Distributions                                                                 (0.34)                   -
                                                                                 ------------         ------------
Net Asset Value, End of Period                                                   $       9.95         $       9.89
                                                                                 ============         ============
Total Return (excludes sales charge)                                                     4.19%               (1.10%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                                $      5,876         $      1,316
Ratio of expenses to average net assets /\                                               1.49%                1.50% (c)
Ratio of net investment income to average net assets/\                                   3.12%                2.68% (c)
Ratio of expenses to average net assets */\                                              3.16%               12.20% (c)
Portfolio Turnover Rate (d)                                                                55%                  66%

---------------------------------------------------------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
**The amount is less than $0.005.
/\These ratios include expenses charged from the corresponding Master Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                        See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Statement of Assets and Liabilities
                                                                 August 31, 2002
                                                                     (Unaudited)

Assets:
Investments in the LifePath 2010
    Master Portfolio at value (Note 1)                            $ 14,894,278
                                                                  ------------
    Total Assets                                                    14,894,278
                                                                  ------------

Liabilities:
Accrued expenses and other payables:
    Investment advisory                              $      1,398
    Administration                                          2,427
    Service organization                                    3,034
    Other payables and accrued expenses                     5,833
                                                     ------------
    Total Liabilities                                                   12,692
                                                                  ------------
Net Assets                                                        $ 14,881,587
                                                                  ============

Net Assets consist of:
Capital                                                             16,494,047
Undistributed net investment income                                     14,025
Accumulated net realized losses from
    investment transactions                                           (105,233)
Unrealized depreciation from investments                            (1,521,252)
                                                                  ------------
Net Assets                                                        $ 14,881,587
                                                                  ============

Service Shares
    Net Assets                                                    $ 14,881,587
    Shares outstanding                                               1,632,218
    Redemption price per share                                    $       9.12
                                                                  ============

    Maximum Sales Charge - Service Shares                                 3.00%
                                                                  ------------

    Maximum Offering Price Per Service Share
      (100%/100%-Maximum Sales Charge) of
      net asset value adjusted to the nearest cent)               $       9.40
                                                                  ============

Statement of Operations
                                                Six months ended August 31, 2002
                                                                     (Unaudited)

Investment Income allocated from
   corresponding Master Porfolio
Interest income                                                        $   148,172
Dividend income (Net of withholding tax of $3,918)                          81,201
Expenses (Note 3)                                                          (27,213)
                                                                       -----------
   Net Investment Income allocated from
     corresponding Master Porfolio                                         202,160
                                                                       -----------

Expenses:(Note 3)
Investment advisory fees                                  $    11,660
Administration fees                                            15,547
12B-1 fees                                                     19,433
Service organization fees                                      19,433
Accounting fees                                                 8,120
Audit fees                                                      8,385
Other fees                                                     11,915
                                                          -----------

Total expenses before fee reductions                                        94,493
   Expenses reduced by the Investment Adviser                               (1,328)
   Expenses reduced by the Distributor                                     (19,433)
                                                                       -----------
   Net Expenses                                                             73,732
                                                                       -----------
Net Investment Income                                                      128,428
                                                                       -----------

Realized/Unrealized Losses from
   Investments allocated from corresponding
   Master Portfolio:
Net realized losses from investment transactions                           (51,053)
Change in unrealized appreciation/depreciation
   from investments                                                       (979,019)
                                                                       -----------
Net realized/unrealized losses from investments                         (1,030,072)
                                                                       -----------

Change in Net Assets Resulting from
   Operations                                                          $  (901,644)
                                                                       ===========

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Statements of Changes in Net Assets

                                                                          Six months ended        Year ended
                                                                             August 31,          February 28,
                                                                                2002                2002
                                                                          -----------------      ------------
                                                                             (Unaudited)
From Investment Activities:
Operations:
 Net investment income                                                      $    128,428         $    334,564
 Net realized losses from investment transactions                                (51,053)            (167,110)
 Change in unrealized appreciation/depreciation from investments                (979,019)            (397,938)
                                                                            ------------         ------------
Change in net assets resulting from operations                                  (901,644)            (230,484)
                                                                            ------------         ------------

Distributions to Shareholders: Service Shares
 From net investment income                                                     (127,018)            (332,783)
                                                                            ------------         ------------
Change in net assets from shareholder distributions                             (127,018)            (332,783)
                                                                            ------------         ------------

Capital Share Transactions: Service Shares
 Proceeds from shares issued                                                   1,083,221            4,294,251
 Dividends reinvested                                                            126,335              330,835
 Cost of shares redeemed                                                      (1,801,920)          (2,064,004)
                                                                            ------------         ------------
Change in net assets from capital share transactions                            (592,364)           2,561,082
                                                                            ------------         ------------

Change in net assets                                                          (1,621,026)           1,997,815

Net Assets:
 Beginning of period                                                          16,502,613           14,504,798
                                                                            ------------         ------------
 End of period                                                              $ 14,881,587         $ 16,502,613
                                                                            ============         ============

Share Transactions: Service Shares
 Issued                                                                          114,186              433,047
 Reinvested                                                                       13,403               33,324
 Redeemed                                                                       (184,254)            (208,648)
                                                                            ------------         ------------
 Change in shares                                                                (56,665)             257,723
                                                                            ============         ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Financial Highlights, Service Shares

Selected data for a share outstanding throughout the period indicated.

                                                               Six months
                                                                 ended        Year ended   Year ended   Year ended    Period ended
                                                               August 31,     February 28, February 28, February 29,  February 28,
                                                                 2002             2002         2001         2000         1999 (a)
                                                             -------------    ------------ -----------  ------------  ------------
                                                              (Unaudited)

Net Asset Value, Beginning of Period                          $     9.77      $    10.14    $    10.37   $    9.92    $   10.00
                                                              ----------      ----------    ----------   ---------    ---------
Investment Activities
 Net investment income                                              0.08            0.21          0.28        0.21         0.03
 Net realized and unrealized gains (losses) on investments         (0.65)          (0.37)        (0.14)       0.50        (0.11)
                                                              ----------      ----------    ----------   ---------    ---------
 Total from Investment Activities                                  (0.57)          (0.16)         0.14        0.71        (0.08)
                                                              ----------      ----------    ----------   ---------    ---------
Distributions
 Net investment income                                             (0.08)          (0.21)        (0.28)      (0.24)           -
 Net realized gains on investment transactions                         -               -         (0.09)      (0.02)           -
                                                              ----------      ----------    ----------   ---------    ---------
 Total Distributions                                               (0.08)          (0.21)        (0.37)      (0.26)           -
                                                              ----------      ----------    ----------   ---------    ---------
Net Asset Value, End of Period                                $     9.12      $     9.77    $    10.14   $   10.37    $    9.92
                                                              ==========      ==========    ==========   =========    =========
Total Return (excludes sales charge)                               (5.87)%(b)      (1.60%)        1.39%       7.24%       (0.80%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                             $   14,882      $   16,503    $   14,505   $  13,671    $   2,729
Ratio of expenses to average net assets /\                          1.30%(c)        1.33%         1.44%       1.50%        1.29% (c)
Ratio of net investment income to average net assets /\             1.64%(c)        2.14%         2.60%       2.27%        2.46% (c)
Ratio of expenses to average net assets* /\                         1.56%(c)        1.58%         1.76%       2.94%        8.26% (c)
Portfolio Turnover Rate (d)                                           43%             86%           54%         49%          38%



--------------------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated
**  The amount is less than $0.005.
 /\ These ratios include expenses charged from the corresponding Master
    Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statement of Assets and Liabilities
                                                                 August 31, 2002
                                                                     (Unaudited)

Assets:
Investments in the LifePath 2020
    Master Portfolio at value (Note 1)                             $ 22,777,498
    Receivable due from investment advisor                               (5,458)
                                                                   ------------
    Total Assets                                                     22,772,040
                                                                   ------------

Liabilities:
Accrued expenses and other payables:
    Investment advisory                                 $  2,785
    Adminstration                                          3,712
    Service organization                                   4,642
    Other payables and accrued expenses                    2,728
                                                        --------
    Total Liabilities                                                    13,867
                                                                   ------------
Net Assets                                                         $ 22,758,173
                                                                   ============

Net Assets consist of:

Paid in Capital                                                      28,529,112
Undistributed net investment income                                      33,049
Accumulated net realized losses from
    investment transactions                                          (1,661,548)
Unrealized depreciation from investments                             (4,142,440)
                                                                   ------------
Net Assets                                                         $ 22,758,173
                                                                   ============

Service Shares
    Net Assets                                                     $ 22,758,173
    Shares outstanding                                                2,695,499
    Redemption price per share                                     $       8.44
                                                                   ============

    Maximum Sales Charge - Service Shares                                  3.00%
                                                                   ------------

    Maximum Offering Price Per Service Share
      (100%/(100%-Maximum Sales Charge) of
      net asset value adjusted to the nearest cent)                $       8.70
                                                                   ============

Statement of Operations
                                                Six months ended August 31, 2002
                                                                     (Unaudited)

Investment Income allocated from
   corresponding Master Porfolio
Interest income                                                    $    147,296
Dividend income (Net of withholding tax of $5,597)                      147,913
Expenses (Note 3)                                                       (40,091)
                                                                   ------------
   Net Investment Income allocated from
     corresponding Master Porfolio                                      255,118
                                                                   ------------

Expenses:(Note 3)
Investment advisory fees                                $ 17,141
Administration fees                                       22,854
12B-1 fees                                                28,568
Service organization fees                                 28,568
Accounting fees                                            9,793
Audit fees                                                15,642
Other fees                                                19,250
                                                        --------

Total expenses before fee reductions                                    141,816
   Expenses reduced by the Investment Adviser                            (4,925)
   Expenses reduced by the Distributor                                  (28,568)
                                                                   ------------
   Net Expenses                                                         108,323
                                                                   ------------
Net Investment Income                                                   146,795
                                                                   ------------

Realized/Unrealized Losses from
   Investments allocated from corresponding
   Master Portfolio:
Net realized losses from investment transactions                     (1,002,665)
Net change in unrealized appreciation/depreciation
   from investments                                                  (1,348,826)
                                                                   ------------
Net realized/unrealized losses from investments                      (2,351,491)
                                                                   ------------

Change in Net Assets Resulting from
   Operations                                                      $ (2,204,696)
                                                                   ============

                        See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statements of Changes in Net Assets
                                                                                Six months ended          Year ended
                                                                                   August 31,             February 28,
                                                                                      2002                   2002
                                                                                 --------------          -------------
                                                                                   (Unaudited)
From Investment Activities:
Operations:
    Net investment income                                                         $    146,795           $    334,273
    Net realized losses from investment transactions                                (1,002,665)               (14,473)
    Change in unrealized appreciation/depreciation from investments                 (1,348,826)            (1,705,583)
                                                                                  ------------           ------------
Change in net assets resulting from operations                                      (2,204,696)            (1,385,783)
                                                                                  ------------           ------------

Distributions to Shareholders: Service Shares
    From net investment income                                                        (143,917)              (330,600)
                                                                                  ------------           ------------
Change in net assets from shareholder distributions                                   (143,917)              (330,600)
                                                                                  ------------           ------------

Capital Share Transactions: Service Shares
    Proceeds from shares issued                                                      4,333,710              6,839,794
    Dividends reinvested                                                               143,894                330,600
    Cost of shares redeemed                                                         (3,119,431)            (5,218,430)
                                                                                  ------------           ------------
Change in net assets from capital share transactions                                 1,358,173              1,951,964
                                                                                  ------------           ------------

Change in net assets                                                                  (990,440)            (4,142,440)

Net Assets:
    Beginning of period                                                             23,748,613             23,513,032
                                                                                  ------------           ------------
    End of period                                                                 $ 22,758,173           $ 23,748,613
                                                                                  ============           ============

Share Transactions: Service Shares
    Issued                                                                             475,944                711,123
    Reinvested                                                                          16,281                 34,220
    Redeemed                                                                          (334,771)              (543,407)
                                                                                  ------------           ------------
    Change in shares                                                                   157,454                201,936
                                                                                  ============           ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

---------------------------------------------------------------------------------------------------------------------------------
Financial Highlights, Service Shares
---------------------------------------------------------------------------------------------------------------------------------

  Selected data for a share outstanding throughout the period indicated.        Six months ended    Year ended      Year ended
                                                                                   August 31,      February 28,    February 28,
                                                                                      2001             2002            2001
                                                                                ----------------   ------------    ------------
                                                                                  (Unaudited)
Net Asset Value, Beginning of Period                                            $      9.36        $    10.07      $    10.76
                                                                                ----------------   ------------    -------------
Investment Activities
  Net investment income                                                                0.06              0.13            0.18
  Net realized and unrealized gains on investments                                    (0.92)            (0.71)          (0.58)
                                                                                ----------------   ------------    -------------
  Total from Investment Activities                                                    (0.86)            (0.58)          (0.40)
                                                                                ----------------   ------------    -------------
 Distributions
  Net investment income                                                               (0.06)            (0.13)          (0.18)
  In excess of net investment income                                                      -                 -               -  **
  Net realized gains on investment transactions                                           -                 -           (0.07)
  In excess of net realized gains on investment transactions                              -                 -           (0.04)
                                                                                ----------------   ------------    -------------
  Total Distributions                                                                 (0.06)            (0.13)          (0.29)
                                                                                ----------------   ------------    -------------
Net Asset Value, End of Period                                                  $      8.44        $     9.36      $    10.07
                                                                                ================   ============    =============
Total Return (excludes sales charge)                                                  (9.25%)(c)        (5.78%)         (3.78%)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                               $    22,758        $   23,749      $   23,513
Ratio of expenses to average net assets/\                                              1.30% (d)         1.23%           1.34%
Ratio of net investment income to average net assets/\                                 1.28% (d)         1.40%           1.60%
Ratio of expenses to average net assets*/\                                             1.58% (d)         1.48%           1.59%
Portfolio Turnover Rate (e)                                                              43%               86%             39%

  Selected data for a share outstanding throughout the period indicated.         Year ended   Period ended
                                                                                February 29,  February 28,
                                                                                    2000        1999 (a)
                                                                                ------------  ------------
Net Asset Value, Beginning of Period                                            $      9.93   $    10.00
                                                                                ------------  ------------
Investment Activities
  Net investment income                                                                0.07         0.01  (b)
  Net realized and unrealized gains on investments                                     0.94        (0.08)
                                                                                ------------  ------------
  Total from Investment Activities                                                     1.01        (0.07)
                                                                                ------------  ------------
 Distributions
  Net investment income                                                               (0.13)           -
  In excess of net investment income                                                      -            -
  Net realized gains on investment transactions                                       (0.05)           -
  In excess of net realized gains on investment transactions                              -            -
                                                                                ------------  ------------
  Total Distributions                                                                 (0.18)           -
                                                                                ------------  ------------
Net Asset Value, End of Period                                                  $     10.76   $     9.93
                                                                                ============  ============
Total Return (excludes sales charge)                                                  10.20%       (0.70%)(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                               $    18,830   $    7,149
Ratio of expenses to average net assets/\                                              1.50%        1.69% (d)
Ratio of net investment income to average net assets/\                                 1.30%        0.81% (d)
Ratio of expenses to average net assets*/\                                             3.47%        5.69% (d)
Portfolio Turnover Rate (e)                                                              43%          36%

______________
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
** The amount is less than $.005.
/\ These ratios include expenses charged from the corresponding Master
    Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate represents that of the corresponding Master
     Portfolio.

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
                                                                 August 31, 2002
                                                                   (Unaudited)
Assets:
Investments in the LifePath 2030
  Master Portfolio at value (Note 1)                                $10,745,338
                                                                    ------------
  Total Assets                                                       10,745,338
                                                                    ------------

Liabilities:
Accrued expenses and other payables:
  Investment advisory                                $ 3,993
  Administration                                       1,745
  Service organization                                 2,285
  Other payables and accrued expenses                  6,130
                                                     -------
  Total Liabilities                                                      14,153
                                                                    ------------
Net Assets                                                          $10,731,185
                                                                    ============

Net Assets consist of:
Capital                                                              13,228,760
Undistributed net investment income                                      17,034
Accumulated net realized losses
  from investment transactions                                         (184,092)
Unrealized depreciation from investments                             (2,330,517)
                                                                    ------------
Net Assets                                                          $10,731,185
                                                                    ============

Service Shares
  Net assets                                                        $10,731,185
  Shares outstanding                                                  1,325,892
  Redemption price per share                                        $      8.09
                                                                    ============

  Maximum Sales Charge - Service Shares                                    3.00%
                                                                    ------------

  Maximum Offering Price Per Service Share
   (100%/(100%-Maximum Sales Charge) of
   net asset value adjusted to the nearest cent)                    $      8.34
                                                                    ============
--------------------------------------------------------------------------------
  Statement of Operations
--------------------------------------------------------------------------------
                                                Six months ended August 31, 2002
                                                                     (Unaudited)
Investment Income allocated from
  corresponding Master Porfolio
Interest income                                                     $    43,782
Dividend income (Net of withholding tax of $3,390)                       84,802
Expenses (Note 3)                                                       (19,668)
                                                                    ------------
  Net Investment Income allocated from
    corresponding Master Porfolio                                        108,916
                                                                    ------------

Expenses:(Note 3)
Investment advisory fees                                  $ 8,418
Administration fees                                        11,223
12B-1 fees                                                 14,029
Service organization fees                                  14,029
Sccounting fees                                             7,720
Audit fees                                                  6,719
Other fees                                                 12,749
                                                          -------
Total expenses before fee reductions                                     74,887
  Expenses reduced by the Invesment Adviser                              (5,904)
  Expenses reduced by the Service Organization                           (1,670)
  Expenses reduced by the Distributor                                   (14,029)
                                                                    ------------
  Net Expenses                                                           53,284
                                                                    ------------
Net Investment Income                                                    56,632
                                                                    ------------

Realized/Unrealized Losses from
  Investments allocated from corresponding
  Master Portfolio:
Net realized losses from investment transactions                       (119,190)
Net change in unrealized appreciation/depreciation
  from investments                                                   (1,291,954)
                                                                    ------------
Net realized/unrealized losses from investments                      (1,411,144)
                                                                    ------------

Change in Net Assets Resulting from
  Operations                                                         (1,355,512)
                                                                    ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Statements of Changes in Net Assets

                                                                               Six months ended         Year ended
                                                                                   August 31,           February 28,
                                                                                      2002                 2002
                                                                               -----------------     ---------------
                                                                                 (Unaudited)
From Investment Activities:
Operations:
    Net investment income                                                      $         55,632      $       87,890
    Net realized gains from investment transactions                                    (119,190)           (706,540)
    Change in unrealized appreciation/depreciation from investments                  (1,291,954)           (354,601)
                                                                               -----------------     ---------------
Change in net assets resulting from operations                                       (1,355,512)           (973,251)
                                                                               -----------------     ---------------

Distributions to Shareholders: Service Shares
    From net investment income                                                          (45,902)            (95,830)
    From net realized gains on investment transactions                                        -             (49,314)
                                                                               -----------------     ---------------
Change in net assets from shareholder distributions                                     (45,902)           (145,144)
                                                                               -----------------     ---------------

Capital Share Transactions: Service Shares
    Proceeds from shares issued                                                       1,634,318           3,856,073
    Dividends reinvested                                                                 45,902             145,144
    Cost of shares redeemed                                                            (851,168)         (2,474,859)
                                                                               -----------------     ---------------
Change in net assets from capital share transactions                                    829,052           1,526,358
                                                                               -----------------     ---------------

Change in net assets                                                                   (572,362)            407,963

Net Assets:
    Beginning of period                                                              11,303,547          10,895,584
                                                                               -----------------     ---------------
    End of period                                                              $     10,731,185      $   11,303,547
                                                                               =================     ===============

Share Transactions: Service Shares
    Issued                                                                              183,615             402,010
    Reinvested                                                                            5,412              15,332
    Redeemed                                                                            (96,005)           (255,291)
                                                                               -----------------     ---------------
    Change in shares                                                                     93,022             162,051
                                                                               =================     ===============

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Financial Highlights, Service Shares

 Selected data for a share outstanding throughout the period indicated.     Six months ended         Year ended       Year ended
                                                                               August 31,           February 28,     February 28,
                                                                                 2002                  2002              2001
                                                                           -----------------      --------------   ---------------
                                                                              (Unaudited)
Net Asset Value, Beginning of Period                                       $           9.17       $       10.18    $         11.02
                                                                           -----------------      --------------   ----------------
Investment Activities
      Net investment income                                                            0.04                0.08               0.09
      Net realized and unrealized gains (losses) on investments                       (1.08)              (0.97)             (0.79)
                                                                           -----------------      --------------   ----------------
      Total from Investment Activities                                                (1.04)              (0.89)             (0.70)
                                                                           -----------------      --------------   ----------------
Distributions
      Net investment income                                                           (0.04)              (0.08)             (0.09)
      In excess of net investment income                                                  -                   -  **              -
      Net realized gains on investment transactions                                       -               (0.04)             (0.05)
                                                                           -----------------      --------------   ----------------
      Total Distributions                                                             (0.04)              (0.12)             (0.14)
                                                                           -----------------      --------------   ----------------
Net Asset Value, End of Period                                             $           8.09       $        9.17    $         10.18
                                                                           =================      ==============   ================
Total Return (excludes sales charge)                                                 (11.41)(b)           (8.74%)            (6.42%)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                          $         10,731       $      11,304    $        10,896
Ratio of expenses to average net assets/\                                              1.30% (c)           1.36%              1.49%
Ratio of net investment income to average net assets/\                                 0.99% (c)           0.80%              0.79%
Ratio of expenses to average net assets*/\                                             1.68% (c)           1.68%              1.91%
Portfolio Turnover Rate (d)                                                              41%                 53%                27%

                                                                               Year ended          Period ended
                                                                              February 29,         February 28,
                                                                                  2000               1999 (a)
                                                                           -----------------      --------------
Net Asset Value, Beginning of Period                                       $           9.92               10.00
                                                                           -----------------      --------------
Investment Activities
      Net investment income                                                            0.07                   -  **
      Net realized and unrealized gains (losses) on investments                        1.14               (0.08)
                                                                           -----------------      --------------
      Total from Investment Activities                                                 1.21               (0.08)
                                                                           -----------------      --------------
Distributions
      Net investment income                                                           (0.06)                  -
      In excess of net investment income                                                  -                   -
      Net realized gains on investment transactions                                   (0.05)                  -
                                                                           -----------------      --------------
      Total Distributions                                                             (0.11)                  -
                                                                           -----------------      --------------
Net Asset Value, End of Period                                             $          11.02       $        9.92
                                                                           =================      ==============
Total Return (excludes sales charge)                                                  12.28%              (0.80%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                          $          7,371       $       1,198
Ratio of expenses to average net assets/\                                              1.49%               1.50% (c)
Ratio of net investment income to average net assets/\                                 0.72%               0.40% (c)
Ratio of expenses to average net assets*/\                                             2.48%              17.19% (c)
Portfolio Turnover Rate (d)                                                              26%               0.19

----------------------------
* During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
**  The amount is less than $0.005.
 /\ These ratios include expenses charged from the corresponding Master
    Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statement of Assets and Liabilities
                                                                 August 31, 2002
                                                                     (Unaudited)
Assets:
Investments in the LifePath 2040
    Master Portfolio at value (Note 1)                              $ 9,520,825
                                                                    ------------
    Total Assets                                                      9,520,825
                                                                    ------------

Liabilities:
Income Payable                                           $      2
Accrued expenses and other payables:
    Investment advisory                                     3,783
    Adminstration                                           1,542
    Service organization                                    2,505
    Other payables and accrued expenses                     5,000
                                                         --------
    Total Liabilities                                                    12,832
                                                                    ------------
Net Assets                                                          $ 9,507,993
                                                                    ============

Net Assets consist of:
Capital                                                             $13,019,335
Undistributed net investment income                                      15,663
Accumulated net realized losses
    from investment transactions                                     (1,178,775)
Unrealized depreciation from investments                             (2,348,230)
                                                                    ------------
Net Assets                                                          $ 9,507,993
                                                                    ============

Service Shares
    Net Assets                                                      $ 9,507,993
    Shares outstanding                                                1,241,391
    Redemption price per share                                      $      7.66
                                                                    ============

    Maximum Sales Charge - Service Shares                                  3.00%
                                                                    ------------

    Maximum Offering Price Per Service Share
      (100%/(100%-Maximum Sales Charge) of
      net asset value adjusted to the nearest cent)                 $      7.89
                                                                    ============
Statement of Operations
                                                Six months ended August 31, 2002
                                                                     (Unaudited)
Investment Income allocated from
  corresponding Master Porfolio
Interest income                                                     $    14,907
Dividend income (Net of withholding tax of $3,294)                       83,088
Expenses (Note 3)                                                       (17,571)
                                                                    ------------
  Net Investment Income allocated from
   corresponding Master Porfolio                                         80,424
                                                                    ------------
Expenses:(Note 3)
Investment advisory fees                                 $  7,520
Administration fees                                        10,026
12B-1 fees                                                 12,533
Service organization fees                                  12,533
Accounting fees                                             7,531
Audit fees                                                  6,393
Other fees                                                 12,328
                                                         --------
Total expenses before fee reduction                                      68,864
  Expenses reduced by the Investment Advisor                             (5,743)
  Expenses reduced by the Service Organization                           (2,987)
  Expenses reduced by the Distributor                                   (12,533)
                                                                    ------------
  Net Expenses                                                           47,601
                                                                    ------------
Net Investment Income                                                    32,823
Realized/Unrealized Losses from                                     ------------
  Investments allocated from corresponding
  Master Portfolio:
Net realized losses from investment transactions                       (477,022)
Change in unrealized appreciation/depreciation
  from investments                                                     (992,692)
                                                                    ------------
Net realized/unrealized losses from investments                      (1,469,714)
                                                                    ------------

Change in Net Assets Resulting from
  Operations                                                        $(1,436,891)
                                                                    ------------

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statements of Changes in Net Assets
                                                                         Six months ended        Year ended
                                                                            August 31,          February 28,
                                                                               2002                 2002
                                                                         ----------------       ------------
                                                                           (Unaudited)
From Investment Activities:
Operations:
  Net investment loss                                                    $        32,823        $    18,396
  Net realized losses from investment transactions                              (477,022)          (953,342)
  Change in unrealized appreciation/depreciation from investments               (992,692)          (303,969)
                                                                         ----------------       ------------
Change in net assets resulting from operations                                (1,436,891)        (1,238,915)
                                                                         ----------------       ------------

Distributions to Shareholders: Service Shares
  From net investment income                                                      (6,738)           (34,286)
  From net realized gains on investment transactions                                   -               (651)
                                                                         ----------------       ------------
Change in net assets from shareholder distributions                               (6,738)           (34,937)
                                                                         ----------------       ------------

Capital Share Transactions: Service Shares
  Proceeds from shares issued                                                  1,861,088          3,842,331
  Dividends reinvested                                                             6,737             34,937
  Cost of shares redeemed                                                     (1,028,148)        (2,741,312)
                                                                         ----------------       ------------
Change in net assets from capital share transactions                             839,677          1,135,956
                                                                         ----------------       ------------

Change in net assets                                                            (603,952)          (137,896)

Net Assets:
  Beginning of period                                                         10,111,945         10,249,841
                                                                         ----------------       ------------
  End of period                                                          $     9,507,993        $10,111,945
                                                                         ================       ============

Share Transactions: Service Shares
  Issued                                                                         218,015            413,257
  Reinvested                                                                         878              3,888
  Redeemed                                                                      (119,026)          (298,049)
                                                                         ----------------       ------------
  Change in shares                                                                99,867            119,096
                                                                         ================       ============


                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Financial Highlights, Service Shares

 Selected data for a share outstanding throughout the period        Six months ended          Year ended          Year ended
  indicated.                                                            August 31,            February 28,        February 28,
                                                                          2002                   2002                2001
                                                                    ----------------       ----------------     ---------------
                                                                      (Unaudited)
Net Asset Value, Beginning of Period                                  $         8.86         $        10.03       $       11.42
                                                                    ----------------       ----------------     ---------------
Investment Activities
    Net investment loss                                                         0.03                   0.02                   - **
    Net realized and unrealized gains (losses)
      on investments                                                           (1.22)                 (1.16)              (1.27)
                                                                    ----------------       ----------------     ---------------
    Total from Investment Activities                                           (1.19)                 (1.14)              (1.27)
                                                                    ----------------       ----------------     ---------------
Distributions
    Net investment income                                                      (0.01)                 (0.03)              (0.01)
    Net realized gains from investment transactions                                -                      - **            (0.11)
                                                                    ----------------       ----------------     ---------------
    Total Distributions                                                        (0.01)                 (0.03)              (0.12)
                                                                    ----------------       ----------------     ---------------
Net Asset Value, End of Period                                        $         7.66         $         8.86       $       10.03
                                                                    ================       ================     ===============
Total Return (excludes sales charge)                                          (13.48%)(b)            (11.37%)            (11.22%)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                     $        9,508         $       10,112       $      10,250
Ratio of expenses to average net assets/\                                       1.30% (c)              1.37%               1.46%
Ratio of net investment income/loss to average net assets/\                     0.65% (c)              0.18%              (0.01%)
Ratio of expenses to average net assets*/\                                      1.72% (c)              1.72%               1.86%
Portfolio Turnover Rate (d)                                                       38%                    15%                 20%

 Selected data for a share outstanding throughout the period            Year ended           Period ended
  indicated.                                                           February 29,           February 28,
                                                                           2000                 1999 (a)
                                                                    ----------------       ----------------
Net Asset Value, Beginning of Period                                  $         9.95         $        10.00
                                                                    ----------------       ----------------
Investment Activities
    Net investment loss                                                            -  **              (0.01)
    Net realized and unrealized gains (losses)
      on investments                                                            1.52                  (0.04)
                                                                    ----------------       ----------------
    Total from Investment Activities                                            1.52                  (0.05)
                                                                    ----------------       ----------------
Distributions
    Net investment income                                                      (0.01)                     -
    Net realized gains from investment transactions                            (0.04)                     -
                                                                    ----------------       ----------------
    Total Distributions                                                        (0.05)                     -
                                                                    ----------------       ----------------
Net Asset Value, End of Period                                        $        11.42         $         9.95
                                                                    ================       ================
Total Return (excludes sales charge)                                           15.36%                 (0.05%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                     $        8,028         $          876
Ratio of expenses to average net assets/\                                       1.48%                  1.50% (c)
Ratio of net investment income/loss to average net assets/\                    (0.05%)                (0.51%)(c)
Ratio of expenses to average net assets*/\                                      2.32%                 14.00% (c)
Portfolio Turnover Rate (d)                                                       29%                    19%

--------------------
* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
**  The amount is less than $0.005.
/\  These ratios include expenses charged from the corresponding Master
    Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See notes to financial statements

NestEgg Funds
Notes to Financial Statements
August 31, 2002
(Unaudited)
--------------------------------------------------------------------------------

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers eleven diversified series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the NestEgg Capital Preservation Fund, the NestEgg 2010 Fund, the NestEgg 2020 Fund, the NestEgg 2030 Fund and the NestEgg 2040 Fund (individually a "Fund", collectively the "NestEgg Funds").

Each Fund seeks to achieve its objective by investing its investable assets in a corresponding series of the Master Investment Portfolio: LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio (each a "Master Portfolio"). Each Master Portfolio has a substantially similar investment objective as the corresponding NestEgg Fund. Each Fund's investment in its corresponding Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. The percentage of the corresponding LifePath Master Portfolios owned by each Fund as of August 31, 2002 was approximately 11.77% for the NestEgg Capital Preservation Fund; 11.70% for the NestEgg 2010 Fund; 7.76% for the NestEgg 2020 Fund; 9.66% for the NestEgg 2030 Fund; and 11.28% for the NestEgg 2040 Fund. The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the NestEgg Funds' financial statements.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the NestEgg Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Valuation of securities held by the Master Portfolios is discussed in the notes to the Master Portfolios' financial statements included elsewhere in this report.

Investment income and expenses

The NestEgg Funds record daily their proportionate share of the Master Portfolios' income, expenses, realized and unrealized gains and losses. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Trust are prorated to all the Funds on the basis of relative net assets.

Distributions to Shareholders

The NestEgg Funds declare and pay dividends from net investment income quarterly. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

NestEgg Funds
Notes to Financial Statements
August 31, 2002
(Unaudited)
--------------------------------------------------------------------------------

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Investment Advisory, Administration, and Distribution Agreements:

The Trust and INTRUST Financial Services, Inc. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee up to 0.15% of the average daily net assets of each NestEgg Fund when the Fund invests all of its investable assets in a Master Portfolio or another investment company. This fee is computed daily and paid monthly. The investment advisory agreement for the NestEgg Funds also provides for an investment advisory fee up to 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Master Portfolio or another investment company. Contractual investment advisory fees of 0.35% are paid at the Master Portfolio level. The advisory fee of 0.15% payable to INTRUST was further reduced by a contractual fee waiver to the extent total fund operating expenses exceeded 1.30% of the applicable Fund's assets.

The Trust and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, based on each NestEgg Funds' average daily net assets, subject to an annual minimum.

The Trust and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each fund is subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, the Fund will pay the Distributor up to an annual rate of 0.25% of the average daily net assets of the Service Class shares of the Funds and 0.75% of the average daily net assets of the Premium Class shares of the Funds. As of and for the period ended August 31, 2002, no payments were made pursuant to the 12b-1 plan.

Other financial organizations ("Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organizations have a servicing relationship.

Fees may be reduced to assist the Funds in maintaining more competitive expense ratios.

4. Shares of Beneficial Interest:

Currently, shares of the Funds are divided into two classes: Service and Premium. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

The Funds are authorized to issue 100 million shares of $.001 par value capital stock.

5. Trustees and Officers:

The Board of Trustees governs the Trust. The Trustees are responsible for generally overseeing the conduct of the Trust's business. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Funds' performance. The Trust is composed of eleven portfolios.

NestEgg Funds
Notes to Financial Statements
August 31, 2002
(Unaudited)
--------------------------------------------------------------------------------

     The age, address and principal occupations for the past five years of each Trustee and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219. In addition to the five NestEgg Funds, each Trustee and Officer serves in the same capacity for the Trust's six other series.

----------------------------------------------------------------------------------------------------------------------------------
                                   Position, Term of
                                   Office and Length
                                    of Time Served
Name, Date of Birth (Age) and            with          Principal Occupation(s) During Past 5 Years and Other Directorships Held
Address                                the Trust       by Trustee

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
                                         Term
                                         ----
                                   Lifetime of Trust
                                    until removal,
                                    resignation or
                                      retirement*
---------------------------------------------------------------------------------------------------------------------------------
Phillip J. Owings (Age: 57)     Trustee since          President and Division Manager Sungard Wealth Management Services, LLC;
8200 Thorn Drive, Suite 125     8/29/00                formerly, Director and Executive Vice President of INTRUST Financial
Wichita, Kansas 67226                                  Services, Inc.

---------------------------------------------------------------------------------------------------------------------------------
Rodney D. Pitts (Age: 41)       Trustee since          Senior Vice President of INTRUST Bank N.A.; formerly Vice President of
105 North Main Street           9/24/01                Nationsbank, N.A.
Wichita, Kansas 67202

---------------------------------------------------------------------------------------------------------------------------------
Troy Jordan (Age: 39)           Trustee since          Senior Vice President of INTRUST Bank N.A.
105 North Main Street           9/24/01
Wichita, Kansas 67202

---------------------------------------------------------------------------------------------------------------------------------
Ronald L. Baldwin (Age: 48)     Trustee since          Director and Vice Chairman of INTRUST Financial Services, Inc.;
105 North Main Street           8/29/00                Executive Vice President of INTRUST Bank N.A.
Wichita, Kansas 67202
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
TRUSTEES
                                         Term
                                         ----
                                   Lifetime of Trust
                                    until removal,
                                    resignation or
                                      retirement*
---------------------------------------------------------------------------------------------------------------------------------
Terry L. Carter (1/3/49)        Trustee since          Senior Vice President of QuikTrip Corporation
1235 East 26/th/ Street         11/25/96
Tulsa Oklahoma 74114

---------------------------------------------------------------------------------------------------------------------------------
Thomas F. Kice (Age: 52)        Trustee since          President of Kice Industries, Inc.
1150 Woodridge Dr.              11/25/96
Wichita Kansas 67206

---------------------------------------------------------------------------------------------------------------------------------
George Mileusnic (Age: 47)      Trustee since          Chief Financial Officer of Caribou Coffee (2001-present). Chief Financial
9422 Cross Creek                11/25/96               Officer of Dean & Deluca (2000-2001). Executive Vice President of The
Wichita, Kansas 67206                                  Coleman Company (9/89-9/98).

---------------------------------------------------------------------------------------------------------------------------------
John J. Pileggi (Age: 42)       Trustee since          Chairman of the Board of Trustees. President and Chief Executive Officer,
Two Hopkins Plaza               11/25/96               Mercantile Capital Advisors Inc. Formerly, President and Chief Executive
PO Box 2257, 10/th/ Floor                              Officer, PLUSFunds.com (2000-2002).  Formerly, President and CEO of ING
Baltimore, Maryland 21203                              Mutual Fund Management Co. LLC (1998-2000). Formerly, Director of
                                                       Furman Selz LLC (1994-1998).
---------------------------------------------------------------------------------------------------------------------------------
Peter Ochs (Age: 49)            Trustee since          Manager of Ochs & Associates, Inc.
319 South Oak Street            9/24/01
Wichita, Kansas 67213
---------------------------------------------------------------------------------------------------------------------------------

NestEgg Funds
Notes to Financial Statements
August 31, 2002
(Unaudited)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
                                      Term
                                      ----
                                Lifetime of Trust
                                  until removal,
                                 resignation or
                                   retirement*
David Bunstine (Age 36)         President since        Director, BISYS Funds Services Ohio, Inc. (1987 - pres.).
                                5/15/97

Trent Statczar (Age: 31)        Treasurer since        Director of Financial Services of BISYS Fund Services (1993 - pres.).
                                4/26/02

George Stevens (Age: 50)         Secretary since       Vice President, BISYS Fund Services Ohio, Inc. since 1998; Client
                                8/23/99                Services Manager, BISYS Fund Services Ohio, Inc. (1996 - 1998).

Mick Grunewald (age 31)         Vice President         Manager, Client Services, BISYS Fund Services, Inc., 1993 to Present.
                                since 8/21/01
-------------------------------------------------------------------------------------------------------------------------------

     The Trust has an Audit Committee, consisting of Messrs. Carter, Kice, Mileusnic, Pileggi, Ochs and Owings. Except for Mr. Owings, the members of the committee are not "interested persons" of the Trust as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with INTRUST on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.

     The Trust also has a Nominating Committee that is comprised of the non-interested Trustees. The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board.

     Trustees of the Trust not affiliated with INTRUST or Distributor receive from the Trust an annual retainer of $1,000 and a fee of $1,000 for each Board of Trustees meeting and $1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with INTRUST(Messrs. Baldwin, Pitts and Jordan) do not receive compensation from the Trust. The following table shows the compensation received by the Trustees for the six months ended August 31, 2002.

  ------------------------------------------------------------------------------------------------------------------

                               Aggregate         Pension or Retirement       Estimated Annual          Total
                              Compensation      Benefits Accrued as Part      Benefits Upon      Compensation From
         Name of Trustee     NestEgg Funds       of the Trust's Expenses       Retirement         the Fund Complex

                                                   Interested Trustees
  Phillip J. Owings               $325                     N/A                     N/A                  $2500
  Rodney D. Pitts                 $  0                     N/A                     N/A                  $   0
  Troy Jordan                     $  0                     N/A                     N/A                  $   0
  Ronald L. Baldwin               $  0                     N/A                     N/A                  $   0
  ------------------------------------------------------------------------------------------------------------------

  ------------------------------------------------------------------------------------------------------------------
                                                     Non-Interested
                                                       Trustees
  Terry L. Carter                 $458                     N/A                     N/A                  $3500
  Thomas F. Kice                  $458                     N/A                     N/A                  $3500
  George Mileusnic                $458                     N/A                     N/A                  $3500
  Peter L. Ochs                   $458                     N/A                     N/A                  $3500
  John J. Pileggi                 $458                     N/A                     N/A                  $3500
  ------------------------------------------------------------------------------------------------------------------

                      {This page intentionally left blank.}

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments
August 31, 2002 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

COMMON STOCKS - 39.24%

U.S. COMMON STOCKS - 30.40%

ADVERTISING - 0.07%
------------------------------------------------------------------
Interpublic Group of Companies Inc.             834     $   15,204
Omnicom Group Inc.                              275         16,637
Ventiv Health Inc./(1)/                         322            499
------------------------------------------------------------------
                                                            32,340
------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.56%
------------------------------------------------------------------
Boeing Co. (The)                              1,365         50,601
Goodrich (B.F.) Co.                             601         12,543
Lockheed Martin Corp.                           800         50,656
Northrop Grumman Corp.                          346         42,489
Raytheon Co.                                    700         24,500
Sequa Corp. "A"/(1)/                            312         16,639
United Technologies Corp.                     1,000         59,390
------------------------------------------------------------------
                                                           256,818
------------------------------------------------------------------

AIRLINES - 0.07%
------------------------------------------------------------------
AMR Corp./(1)/                                  900          9,171
Midway Airlines Corp./(1)/                      465             23
Southwest Airlines Co.                        1,488         21,144
------------------------------------------------------------------
                                                            30,338
------------------------------------------------------------------

APPAREL - 0.14%
------------------------------------------------------------------
Liz Claiborne Inc.                              530         14,957
Nike Inc. "B"                                   676         29,190
Oxford Industries Inc.                          386          8,206
Unifi Inc./(1)/                               1,276          9,570
------------------------------------------------------------------
                                                            61,923
------------------------------------------------------------------

AUTO MANUFACTURERS - 0.19%
------------------------------------------------------------------
Ford Motor Company                            2,600         30,602
General Motors Corp. "A"                        904         43,265
PACCAR Inc.                                     403         14,230
------------------------------------------------------------------
                                                            88,097
------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.03%
------------------------------------------------------------------
Cooper Tire & Rubber Co.                        752         15,702
------------------------------------------------------------------
                                                            15,702
------------------------------------------------------------------

BANKS - 2.97%
------------------------------------------------------------------
AmSouth Bancorp                               1,084         24,357
Bank of America Corp.                         2,287        160,273
Bank of New York Co. Inc. (The)               1,286         45,203
Bank One Corp.                                2,231         91,363
BankUnited Financial Corp. "A"/(1)/             894         15,913
BB&T Corp.                                    1,217         46,307
Central Coast Bancorp/(1)/                      335          6,566
Comerica Inc.                                   605         35,392
Fifth Third Bancorp                             853         57,305
Firstfed America Bancorp Inc.                   322          7,760
FleetBoston Financial Corp.                   1,320         31,852
Golden West Financial Corp.                     337         22,913
Hamilton Bancorp Inc./(1)/                    1,073             43
Huntington Bancshares Inc.                    1,417         28,609
ITLA Capital Corp./(1)/                         322          9,522
JP Morgan Chase & Co.                         3,037         80,177
Mellon Financial Corp.                          516         14,267
Northern Trust Corp.                            521         22,268
PNC Financial Services Group                    686         31,618
Regions Financial Corp.                         790         28,219
SouthTrust Corp.                              1,012         26,555
State Street Corp.                              747         32,360
Sun Bancorp Inc. "B"/(1)/                       552          7,204
SunTrust Banks Inc.                             557         37,603
Synovus Financial Corp.                         749         18,103
Troy Financial Corp.                            770         21,983
U.S. Bancorp                                  3,040         65,330
Union Planters Corp.                            693         21,525
USB Holding Co. Inc.                            432          7,387
Wachovia Corp.                                2,426         89,398
Washington Mutual Inc.                        1,800         68,058
Wells Fargo & Company                         2,665        139,086
Wintrust Financial Corp.                        629         20,128
WSFS Financial Corp.                          1,037         32,043
Yardville National Bancorp                      501          9,910
------------------------------------------------------------------
                                                         1,356,600
------------------------------------------------------------------

BEVERAGES - 0.57%
------------------------------------------------------------------
Brown-Forman Corp. "B"                          223         15,706
Coca-Cola Co. (The)                           2,668        136,068
Coca-Cola Enterprises Inc.                      956         19,321
Coors (Adolf) Company "B"                       300         18,015
PepsiCo Inc.                                  1,871         73,998
------------------------------------------------------------------
                                                           263,108
------------------------------------------------------------------

BIOTECHNOLOGY - 0.25%
------------------------------------------------------------------
Amgen Inc./(1)/                               1,889         85,062
Biogen Inc./(1)/                                606         20,301
Cellegy Pharmaceuticals Inc./(1)/               751          1,832
Integra LifeSciences Holdings
   Corp./(1)/                                   515          7,962
Nanogen Inc./(1)/                               322            696
------------------------------------------------------------------
                                                           115,853
------------------------------------------------------------------

BUILDING MATERIALS - 0.03%
------------------------------------------------------------------
Vulcan Materials Co.                            368         14,359
------------------------------------------------------------------
                                                            14,359
------------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

CHEMICALS - 0.60%
------------------------------------------------------------------
Airgas Inc./(1)/                              1,260     $   19,404
Ashland Inc.                                    335          9,601
Dow Chemical Co. (The)                        1,200         36,264
Du Pont (E.I.) de Nemours & Co.               1,294         52,161
Eastman Chemical Co.                            263         11,801
Engelhard Corp.                                 593         15,513
Georgia Gulf Corp.                              729         18,589
Grace (W.R.) & Co./(1)/                       1,337          2,875
Great Lakes Chemical Corp.                      524         15,070
Hercules Inc./(1)/                              501          5,260
Mississippi Chemical Corp./(1)/               2,825          3,531
Monsanto Co.                                    301          5,529
PPG Industries Inc.                             400         22,508
Schulman (A.) Inc.                              676         14,277
Sherwin-Williams Co.                            536         14,472
Sigma-Aldrich Corp.                             350         17,850
Uniroyal Technology Corp./(1)/                  393             31
Vertex Pharmaceuticals Inc./(1)/                410          8,159
------------------------------------------------------------------
                                                           272,895
------------------------------------------------------------------

COMMERCIAL SERVICES - 0.57%
------------------------------------------------------------------
Apollo Group Inc. "A"/(1)/                      800         33,464
Atrix Laboratories Inc./(1)/                    407          7,122
Block (H & R) Inc.                              418         20,440
Bowne & Co. Inc.                                429          5,191
Cendant Corp./(1)/                            1,716         24,556
Charles River Associates Inc./(1)/              250          4,277
Consolidated Graphics Inc./(1)/                 322          5,513
Deluxe Corp.                                    394         17,911
Donnelley (R.R.) & Sons Co.                     385         10,156
Ecolab Inc.                                     302         13,602
Electro Rent Corp./(1)/                         286          2,917
Equifax Inc.                                    475         11,058
First Consulting Group Inc./(1)/                993          7,199
Gevity HR Inc.                                   71            231
GSI Commerce Inc.                             1,222          6,208
ICT Group Inc./(1)/                             250          4,412
Kendle International Inc./(1)/                  215          1,763
McKesson Corp.                                  595         19,956
Michael Baker Corp./(1)/                        537          7,384
Moody's Corp.                                   434         20,971
Paychex Inc.                                    633         14,812
ProsoftTraining.com/(1)/                        214             60
Quintiles Transnational Corp./(1)/              818          8,205
Quovadx Inc./(1)/                               215            473
Stewart Enterprises Inc. "A"/(1)/             2,900         13,137
------------------------------------------------------------------
                                                           261,018
------------------------------------------------------------------

COMPUTERS - 1.50%
------------------------------------------------------------------
Apple Computer Inc./(1)/                        968         14,278
Brocade Communications Systems
   Inc./(1)/                                    600          8,682
Cisco Systems Inc./(1)/                       8,939        123,537
Cognizant Technology Solutions
   Corp./(1)/                                   179         10,276
Computer Network Technology
   Corp./(1)/                                 1,158          7,156
Computer Sciences Corp./(1)/                    419         15,432
Datastream Systems Inc./(1)/                    393          2,433
Dell Computer Corp./(1)/                      3,506         93,330
Digimarc Corp./(1)/                             507          4,649
Dynamics Research Corp./(1)/                    365          6,679
Electronic Data Systems Corp.                   871         35,066
EMC Corp./(1)/                                3,014         20,375
Enterasys Networks Inc./(1)/                    314            317
FalconStor Software Inc./(1)/                   358          1,844
Gateway Inc./(1)/                               290          1,015
Hewlett-Packard Co.                           4,535         60,905
Innodata Corp./(1)/                             393            428
International Business Machines
   Corp.                                      2,244        169,153
Juniper Networks Inc./(1)/                    1,200          8,724
Lexmark International Group
   Inc. "A"/(1)/                                400         18,880
MapInfo Corp./(1)/                              743          4,636
NCR Corp./(1)/                                  393         11,043
Network Appliance Inc./(1)/                     650          6,201
Palm Inc./(1)/                                  432            328
Performance Technologies Inc./(1)/              250            900
RadiSys Corp./(1)/                              543          3,910
SCM Microsystems Inc./(1)/                      543          4,116
Seagate Technology Inc.                         317             --
Secure Computing Corp./(1)/                     500          2,210
Sun Microsystems Inc./(1)/                    4,522         16,686
Synopsys Inc./(1)/                              285         12,298
Unisys Corp./(1)/                               772          6,871
Vasco Data Security International
   Inc./(1)/                                    501            676
Veritas Software Corp./(1)/                     920         14,950
------------------------------------------------------------------
                                                           687,984
------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.56%
------------------------------------------------------------------
Alberto-Culver Co. "B"                          462         22,758
Avon Products Inc.                              361         17,595
Colgate-Palmolive Co.                           682         37,203
Gillette Co. (The)                            1,300         40,989
International Flavors & Fragrances
   Inc.                                         492         15,867
Procter & Gamble Co.                          1,400        124,110
------------------------------------------------------------------
                                                           258,522
------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.17%
------------------------------------------------------------------
Advanced Marketing Services Inc.                479          6,490
Costco Wholesale Corp./(1)/                     940         31,405
Daisytek International Corp./(1)/               322          4,266
Grainger (W.W.) Inc.                            526         23,696

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

DISTRIBUTION / WHOLESALE (Continued)
------------------------------------------------------------------
Watsco Inc.                                     622     $    9,765
------------------------------------------------------------------
                                                            75,622
------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 2.00%
------------------------------------------------------------------
American Express Co.                          1,770         63,826
Capital One Financial Corp.                     343         12,235
Citigroup Inc.                                7,967        260,919
Countrywide Credit Industries Inc.              405         21,258
DVI Inc./(1)/                                   515          7,694
Fannie Mae                                    1,065         80,706
Franklin Resources Inc.                         885         30,975
Freddie Mac                                   1,058         67,818
Household International Inc.                    600         21,666
Innotrac Corp./(1)/                             536          1,367
Legg Mason Inc.                                 400         19,308
Lehman Brothers Holdings Inc.                   665         37,912
MBNA Corp.                                    1,863         37,633
Merrill Lynch & Co. Inc.                      1,722         62,371
Morgan Stanley                                2,040         87,149
PMC Capital Inc.                                501          2,756
Providian Financial Corp.                       141            801
Schwab (Charles) Corp. (The)                  2,151         19,746
SLM Corp.                                       284         26,029
SoundView Technology Group Inc./(1)/          1,680          2,250
Stifel Financial Corp.                          480          6,240
Stilwell Financial Inc.                         802         11,180
T. Rowe Price Group Inc.                        804         22,745
WFS Financial Inc./(1)/                         307          5,894
World Acceptance Corp./(1)/                     501          3,883
------------------------------------------------------------------
                                                           914,361
------------------------------------------------------------------

ELECTRIC - 0.74%
------------------------------------------------------------------
AES Corp. (The)/(1)/                            822          2,482
Ameren Corp.                                    267         11,761
American Electric Power Co. Inc.                414         14,117
Cinergy Corp.                                   456         15,686
CMS Energy Corp.                                536          5,660
Consolidated Edison Inc.                        191          7,772
Constellation Energy Group Inc.                 460         12,885
Dominion Resources Inc.                         382         23,955
DTE Energy Co.                                  274         11,757
Duke Energy Corp.                             1,123         30,130
Edison International/(1)/                       885         10,602
Entergy Corp.                                   289         12,193
Exelon Corp.                                    523         24,487
FirstEnergy Corp.                               621         20,493
FPL Group Inc.                                  375         21,405
Mirant Corp./(1)/                               443          1,675
NiSource Inc.                                   760         15,116
PG&E Corp./(1)/                                 824          9,352
Pinnacle West Capital Corp.                     400         13,364
Progress Energy Inc.                            551         25,633
Public Service Enterprise Group Inc.            174          6,125
Reliant Energy Inc.                             819          9,705
Southern Co.                                    970         28,091
Xcel Energy Inc.                                588          5,680
------------------------------------------------------------------
                                                           340,126
------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.00%
------------------------------------------------------------------
Medis Technologies Ltd./(1)/                    215          1,152
------------------------------------------------------------------
                                                             1,152
------------------------------------------------------------------

ELECTRONICS - 0.34%
------------------------------------------------------------------
Agilent Technologies Inc./(1)/                  917         12,315
Analogic Corp.                                   72          3,096
Applera Corp. - Applied Biosystems
   Group                                        956         18,938
BMC Industries Inc.                           1,215          1,337
Cubic Corp.                                     621         13,053
Evans & Sutherland Computer
   Corp./(1)/                                   393          2,358
Johnson Controls Inc.                           438         37,795
Millipore Corp.                                 487         17,186
PCD Inc./(1)/                                   286            120
REMEC Inc./(1)/                               1,465          6,036
Solectron Corp./(1)/                          1,561          5,807
Thermo Electron Corp./(1)/                      683         12,144
Thomas & Betts Corp.                            764         12,339
Watts Industries Inc. "A"                       622         10,916
X-Rite Inc.                                     465          3,697
------------------------------------------------------------------
                                                           157,137
------------------------------------------------------------------

ENERGY & RELATED - 0.00%
------------------------------------------------------------------
Syntroleum Corp./(1)/                           286            443
------------------------------------------------------------------
                                                               443
------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
------------------------------------------------------------------
Fluor Corp.                                     276          7,634
Washington Group Warrants
   (Expires 03/11/03)/(1)/                        4             --
------------------------------------------------------------------
                                                             7,634
------------------------------------------------------------------

ENTERTAINMENT - 0.03%
------------------------------------------------------------------
Penn National Gaming Inc./(1)/                  730         13,359
------------------------------------------------------------------
                                                            13,359
------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.06%
------------------------------------------------------------------
Allied Waste Industries Inc./(1)/               644          5,609
Waste Management Inc.                           900         22,887
------------------------------------------------------------------
                                                            28,496
------------------------------------------------------------------

FOOD - 0.64%
------------------------------------------------------------------
Albertson's Inc.                                902         23,199

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

FOOD (Continued)
------------------------------------------------------------------
Archer-Daniels-Midland Co.                      723     $    8,813
Campbell Soup Co.                               400          9,260
ConAgra Foods Inc.                              832         21,873
General Mills Inc.                              472         19,866
Great Atlantic & Pacific Tea Co./(1)/           673          7,073
Heinz (H.J.) Co.                                459         17,336
Hershey Foods Corp.                             228         17,271
Kellogg Co.                                     492         15,823
Kroger Co./(1)/                               1,033         18,677
Penn Traffic Company (The)/(1)/                 814          5,698
Safeway Inc./(1)/                               839         21,663
Sara Lee Corp.                                1,500         27,660
Smucker (J.M.) Co. (The)                        416         15,122
SUPERVALU Inc.                                  531         11,029
Sysco Corp.                                     865         24,531
Winn-Dixie Stores Inc.                          603          9,738
Wrigley (William Jr.) Co.                       389         19,804
------------------------------------------------------------------
                                                           294,436
------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.16%
------------------------------------------------------------------
Boise Cascade Corp.                             421         11,388
Chesapeake Corp.                                357          7,336
Glatfelter Co.                                2,049         27,969
MeadWestvaco Corp.                              452         10,527
Temple-Inland Inc.                              318         16,266
------------------------------------------------------------------
                                                            73,486
------------------------------------------------------------------

GAS - 0.12%
------------------------------------------------------------------
NICOR Inc.                                      624         17,722
Peoples Energy Corp.                            735         24,564
Sempra Energy                                   453         10,877
Southwestern Energy Co./(1)/                    250          2,863
------------------------------------------------------------------
                                                            56,026
------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.14%
------------------------------------------------------------------
Black & Decker Corp.                            513         23,018
Snap-On Inc.                                    685         19,358
Stanley Works (The)                             604         21,068
------------------------------------------------------------------
                                                            63,444
------------------------------------------------------------------

HEALTH CARE - 1.54%
------------------------------------------------------------------
Abaxis Inc./(1)/                                644          2,054
Advanced Tissue Sciences Inc./(1)/              429            463
Aksys Ltd./(1)/                                 358          2,230
American Retirement Corp./(1)/                  286            529
Apria Healthcare Group Inc./(1)/                787         18,164
Bard (C.R.) Inc.                                351         19,214
Bausch & Lomb Inc.                              352         11,084
Baxter International Inc.                       818         29,685
Biomet Inc.                                     698         18,748
Boston Scientific Corp./(1)/                    655         19,093
Cobalt Corp./(1)/                               680         12,274
CONMED Corp./(1)/                               414          7,874
Cyberonics Inc./(1)/                            650         12,025
Cygnus Inc./(1)/                              1,501          2,206
Endocardial Solutions Inc./(1)/                 465          1,321
Flir Systems Inc./(1)/                          250          9,488
Genelabs Technologies Inc./(1)/                 250            705
Guidant Corp./(1)/                              542         19,946
HCA Inc.                                        900         41,895
Healthsouth Corp./(1)/                          911          4,910
Humana Inc./(1)/                              1,212         16,120
Johnson & Johnson                             3,518        191,063
Manor Care Inc./(1)/                            686         16,080
Matria Healthcare Inc./(1)/                      89            716
Medtronic Inc.                                1,594         65,641
Ocular Sciences Inc./(1)/                       415          9,587
OraSure Technologies Inc./(1)/                1,193          4,462
PolyMedica Corp./(1)/                           207          5,055
Sierra Health Services Inc./(1)/                558         10,781
St. Jude Medical Inc./(1)/                      438         16,298
Tenet Healthcare Corp./(1)/                     900         42,453
UnitedHealth Group Inc.                         620         54,777
Urologix Inc./(1)/                              143            675
Valentis Inc./(1)/                              572            269
Viasys Healthcare Inc./(1)/                     526          8,548
West Pharmaceutical Services Inc.               343          8,211
Zimmer Holdings Inc./(1)/                       482         17,786
------------------------------------------------------------------
                                                           702,430
------------------------------------------------------------------

HOME BUILDERS - 0.13%
------------------------------------------------------------------
Centex Corp.                                    273         13,784
Champion Enterprises Inc./(1)/                  465          1,246
KB HOME                                         375         17,981
Pulte Homes Inc.                                569         27,164
------------------------------------------------------------------
                                                            60,175
------------------------------------------------------------------

HOME FURNISHINGS - 0.14%
------------------------------------------------------------------
Leggett & Platt Inc.                            864         20,002
Maytag Corp.                                    631         20,596
Whirlpool Corp.                                 462         25,553
------------------------------------------------------------------
                                                            66,151
------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.24%
------------------------------------------------------------------
American Greetings Corp. "A"                    902         15,063
Avery Dennison Corp.                            325         20,514
Central Garden & Pet Co./(1)/                 1,096         14,818
Clorox Co.                                      335         14,425
Enesco Group Inc./(1)/                          358          2,570
Fortune Brands Inc.                             400         20,988
Newell Rubbermaid Inc.                          416         14,394
Tupperware Corp.                                452          8,244
------------------------------------------------------------------
                                                           111,016
------------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

INSURANCE - 1.55%
------------------------------------------------------------------
AFLAC Inc.                                    1,000     $   30,610
Allstate Corp. (The)                          1,200         44,664
American International Group Inc.             4,092        256,978
AON Corp.                                       423          8,358
Chubb Corp.                                     370         22,899
CIGNA Corp.                                     413         35,155
Cincinnati Financial Corp.                      443         17,600
Hartford Financial Services Group
   Inc.                                         540         27,011
LandAmerica Financial Group Inc.                379         13,720
Lincoln National Corp.                          357         13,227
Marsh & McLennan Companies Inc.                 728         35,417
MBIA Inc.                                       322         14,799
MetLife Inc.                                  1,300         34,996
MGIC Investment Corp.                           306         18,424
ProAssurance Corp./(1)/                         460          7,429
Progressive Corp. (The)                         489         26,284
SAFECO Corp.                                    492         16,290
St. Paul Companies Inc.                         566         17,218
Torchmark Corp.                                 458         17,106
Travelers Property Casualty
   Corp. "A"                                    344          5,408
Travelers Property Casualty
   Corp. "B"                                    707         11,517
Vesta Insurance Group                         1,445          4,089
XL Capital Ltd. "A"                             400         29,444
------------------------------------------------------------------
                                                           708,643
------------------------------------------------------------------

IRON / STEEL - 0.02%
------------------------------------------------------------------
United States Steel Corp.                       545          7,483
------------------------------------------------------------------
                                                             7,483
------------------------------------------------------------------

LEISURE TIME - 0.19%
------------------------------------------------------------------
Brunswick Corp.                                 517         12,641
Carnival Corp. "A"                              947         23,173
Coastcast Corp.                                 608          1,338
Harley-Davidson Inc.                            612         30,129
K2 Inc./(1)/                                    393          3,109
Sabre Holdings Corp./(1)/                       542         14,585
------------------------------------------------------------------
                                                            84,975
------------------------------------------------------------------

LODGING - 0.14%
------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/                624         29,665
Hilton Hotels Corp.                             915         10,532
Marriott International Inc. "A"                 700         22,911
------------------------------------------------------------------
                                                            63,108
------------------------------------------------------------------

MACHINERY - 0.10%
------------------------------------------------------------------
Briggs & Stratton Corp.                         458         17,977
Dover Corp.                                     566         16,261
Flow International Corp./(1)/                   393          2,122
Gardner Denver Inc./(1)/                        215          4,300
Gerber Scientific Inc./(1)/                     536          1,238
Kadant Inc./(1)/                                311          4,740
------------------------------------------------------------------
                                                            46,638
------------------------------------------------------------------

MANUFACTURERS - 1.29%
------------------------------------------------------------------
Crane Co.                                       614         14,030
Eaton Corp.                                     399         28,225
EnPro Industries Inc.                            60            236
General Electric Co.                         11,724        353,479
Honeywell International Inc.                  1,257         37,647
ITT Industries Inc.                             417         28,348
Matrixx Initiatives Inc.                        393          3,926
Pall Corp.                                      648         10,951
3M Co.                                          500         62,475
Tyco International Ltd.                       3,261         51,165
------------------------------------------------------------------
                                                           590,482
------------------------------------------------------------------

MANUFACTURING - 0.06%
------------------------------------------------------------------
Acuity Brands Inc.                            1,216         17,024
ESCO Technologies Inc./(1)/                     286          8,251
------------------------------------------------------------------
                                                            25,275
------------------------------------------------------------------

MEDIA - 1.17%
------------------------------------------------------------------
AOL Time Warner Inc./(1)/                     6,862         86,804
Beasley Broadcast Group Inc. "A"/(1)/           429          5,826
Clear Channel Communications
   Inc./(1)/                                  1,170         39,991
Comcast Corp. "A"/(1)/                        1,872         44,610
Dow Jones & Co. Inc.                            359         15,275
Gannett Co. Inc.                                642         48,766
Hollywood Media Corp./(1)/                      393            483
Knight Ridder Inc.                              380         23,077
Lynch Interactive Corp./(1)/                     72          1,962
McGraw-Hill Companies Inc. (The)                444         28,154
Meredith Corp.                                  645         25,555
New York Times Co. "A"                          429         20,249
Pulitzer Inc.                                   200          8,830
TiVo Inc./(1)/                                  286          1,164
Tribune Co.                                     613         25,568
Viacom Inc. "B"/(1)/                          2,813        114,489
Walt Disney Co. (The)                         2,955         46,334
------------------------------------------------------------------
                                                           537,137
------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.09%
------------------------------------------------------------------
Timken Co. (The)                                516          9,422
Worthington Industries Inc.                   1,779         31,577
------------------------------------------------------------------
                                                            40,999
------------------------------------------------------------------

METALS-DIVERSIFIED - 0.04%
------------------------------------------------------------------
Griffon Corp./(1)/                              851          9,957

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

METALS-DIVERSIFIED (Continued)
------------------------------------------------------------------
Gulf Island Fabrication Inc./(1)/               658     $    7,922
------------------------------------------------------------------
                                                            17,879
------------------------------------------------------------------

MINING - 0.13%
------------------------------------------------------------------
Alcoa Inc.                                    1,314         32,968
Newmont Mining Corp.                            511         14,544
Phelps Dodge Corp.                              345         11,147
------------------------------------------------------------------
                                                            58,659
------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.13%
------------------------------------------------------------------
CompX International Inc.                        722          7,689
General Binding Corp./(1)/                      393          6,288
Global Imaging Systems Inc./(1)/                465          9,119
Imagistics International Inc./(1)/              434          8,203
Pitney Bowes Inc.                               631         22,874
Xerox Corp./(1)/                              1,001          7,017
------------------------------------------------------------------
                                                            61,190
------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.61%
------------------------------------------------------------------
Amerada Hess Corp.                              308         22,515
Anadarko Petroleum Corp.                        569         25,400
Burlington Resources Inc.                       541         20,812
ChevronTexaco Corp.                           1,319        101,075
Conoco Inc.                                   1,222         30,000
ConocoPhillips                                  732         38,489
Exxon Mobil Corp.                             9,370        332,167
Kerr-McGee Corp.                                435         20,380
Magnum Hunter Resources Inc./(1)/             1,930         10,943
Marathon Oil Corp.                              763         18,884
MarkWest Hydrocarbon Inc./(1)/                  465          2,906
Plains Resource Inc./(1)/                       615         14,889
Rowan Companies Inc./(1)/                     1,160         23,873
South Jersey Industries Inc.                    372         12,298
Sunoco Inc.                                     409         14,511
Transocean Inc.                                 965         23,643
Unocal Corp.                                    709         23,447
------------------------------------------------------------------
                                                           736,232
------------------------------------------------------------------

OIL & GAS SERVICES - 0.21%
------------------------------------------------------------------
Baker Hughes Inc.                             1,222         33,605
Halliburton Co.                               1,045         15,884
Lufkin Industries Inc.                          250          7,025
Schlumberger Ltd.                               944         40,724
------------------------------------------------------------------
                                                            97,238
------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.17%
------------------------------------------------------------------
AEP Industries Inc./(1)/                         72          2,664
Ball Corp.                                      504         25,104
Bemis Co.                                       315         16,689
Pactiv Corp./(1)/                             1,555         28,239
Sealed Air Corp./(1)/                           292          4,523
------------------------------------------------------------------
                                                            77,219
------------------------------------------------------------------

PHARMACEUTICALS - 2.10%
------------------------------------------------------------------
Abbott Laboratories                           1,945         77,858
Antigenics Inc./(1)/                          1,079          9,526
Barr Laboratories Inc./(1)/                     291         20,577
Bristol-Myers Squibb Co.                      2,422         60,429
Cardinal Health Inc.                            738         47,852
Corixa Corp./(1)/                             1,600          9,840
Corvas International Inc./(1)/                  429            596
Genzyme Corp. - Molecular
   Oncology/(1)/                                358            623
Hyseq Inc./(1)/                                 215            428
InKine Pharmaceutical Co. Inc./(1)/             286            352
King Pharmaceuticals Inc./(1)/                  600         12,786
La Jolla Pharmaceutical Co./(1)/              1,365          6,661
Lilly (Eli) and Co.                           1,370         79,529
Merck & Co. Inc.                              2,775        140,193
MGI Pharma Inc./(1)/                          1,322         10,298
NaPro BioTherapeutics Inc./(1)/               1,158          2,200
Orphan Medical Inc./(1)/                        322          2,257
Penwest Pharmaceuticals Co./(1)/                550          6,468
Pfizer Inc.                                   7,685        254,220
Pharmacia Corp.                               1,770         77,349
Schering-Plough Corp.                         1,966         45,375
Texas Biotech Corp./(1)/                        429          1,094
Twinlab Corp./(1)/                              393            149
VaxGen Inc./(1)/                                715          7,264
Watson Pharmaceuticals Inc./(1)/                575         13,409
Wyeth                                         1,671         71,519
------------------------------------------------------------------
                                                           958,852
------------------------------------------------------------------

PIPELINES - 0.05%
------------------------------------------------------------------
Dynegy Inc. "A"                                 400            832
El Paso Corp.                                 1,166         19,717
Williams Companies Inc.                         768          2,473
------------------------------------------------------------------
                                                            23,022
------------------------------------------------------------------

PUBLISHING - 0.00%
------------------------------------------------------------------
Golden Books Family Entertainment
   Inc. Warrants (Expires 01/27/03)               1             --
------------------------------------------------------------------
                                                                --
------------------------------------------------------------------

REAL ESTATE - 0.30%
------------------------------------------------------------------
Aegis Realty Inc.                             1,910         20,017
Annaly Mortgage Management Inc.               1,937         39,379
Boykin Lodging Co.                              787          7,240
Entertainment Properties Trust                1,651         37,560
Mid Atlantic Realty Trust                     1,937         31,476

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

REAL ESTATE (Continued)
------------------------------------------------------------------
National Golf Properties Inc.                   165     $    1,650
------------------------------------------------------------------
                                                           137,322
------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.07%
------------------------------------------------------------------
Mid-America Apartment
   Communities Inc.                           1,200         30,240
------------------------------------------------------------------
                                                            30,240
------------------------------------------------------------------

RETAIL - 2.11%
------------------------------------------------------------------
AG Services of America Inc./(1)/                143          1,516
AutoZone Inc./(1)/                              245         17,726
Bed Bath & Beyond Inc./(1)/                     479         15,357
Best Buy Co. Inc./(1)/                          427          9,052
Big Lots Inc.                                   400          6,740
Brookstone Inc./(1)/                            179          1,978
Circuit City Stores Inc.                        623          8,685
Cost Plus Inc./(1)/                             307          7,506
CVS Corp.                                       816         23,982
Darden Restaurants Inc.                         706         18,095
Dillards Inc. "A"                               385          9,456
Dollar General Corp.                            601          9,003
eBay Inc./(1)/                                  500         28,260
Fred's Inc.                                     268          8,978
Gap Inc. (The)                                1,214         14,240
Gart Sports Co./(1)/                            277          5,570
Golden State Bancorp Inc./(1)/                  200            234
Gottschalks Inc./(1)/                           501          1,077
Hancock Fabrics Inc.                            429          6,242
Home Depot Inc.                               2,765         91,051
Jill (J.) Group Inc. (The)/(1)/                 268          6,713
Kohls Corp./(1)/                                720         50,198
Limited Brands Inc.                             885         13,532
Longs Drug Stores Corp.                         560         14,000
Lowe's Companies Inc.                           932         38,566
MarineMax Inc./(1)/                             358          4,010
May Department Stores Co. (The)                 500         14,665
McDonald's Corp.                              1,822         43,291
Movie Gallery Inc./(1)/                         562          7,801
Nordstrom Inc.                                  548         10,593
Office Depot Inc./(1)/                          542          7,003
1-800-CONTACTS INC./(1)/                        543          5,566
1-800-FLOWERS.COM Inc./(1)/                     358          3,544
PC Connection Inc./(1)/                         143            851
PriceSmart Inc./(1)/                             72          1,858
RadioShack Corp.                                283          6,167
Sears, Roebuck and Co.                          500         22,755
ShopKo Stores Inc./(1)/                         650          9,334
Staples Inc./(1)/                               990         13,761
Target Corp.                                  1,046         35,773
TJX Companies Inc.                              884         17,486
Ultimate Electronics Inc./(1)/                  343          3,773
United Auto Group Inc./(1)/                     179          2,848
Value City Department Stores Inc./(1)/          286            658
Walgreen Co.                                  1,347         46,808
Wal-Mart Stores Inc.                          5,198        277,989
Wendy's International Inc.                      583         20,819
Whitehall Jewellers Inc./(1)/                   215          2,518
------------------------------------------------------------------
                                                           967,628
------------------------------------------------------------------

SEMICONDUCTORS - 0.90%
------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/              1,208         10,691
Agere Systems Inc./(1)/                          47             75
Agere Systems Inc. "B"                        1,153          1,776
Altera Corp./(1)/                             1,179         12,627
Analog Devices Inc./(1)/                        844         20,340
Applied Materials Inc./(1)/                   2,574         34,389
Applied Micro Circuits Corp./(1)/               586          2,256
Broadcom Corp. "A"/(1)/                         779         12,846
Integrated Device Technology Inc./(1)/          600          7,938
Intel Corp.                                   8,292        138,228
Linear Technology Corp.                         852         22,339
LSI Logic Corp./(1)/                          1,227          8,994
Maxim Integrated Products Inc./(1)/             786         24,845
Micron Technology Inc./(1)/                   1,426         24,599
Mykrolis Corp./(1)/                             658          4,777
PMC-Sierra Inc./(1)/                            700          4,907
QLogic Corp./(1)/                               400         13,420
Teradyne Inc./(1)/                              594          7,514
Texas Instruments Inc.                        2,323         45,763
Xilinx Inc./(1)/                                653         12,616
------------------------------------------------------------------
                                                           410,940
------------------------------------------------------------------

SOFTWARE - 1.38%
------------------------------------------------------------------
Actuate Corp./(1)/                              250            572
Adobe Systems Inc.                              503         10,111
Akamai Technologies Inc./(1)/                 2,100          1,995
Alico Inc.                                      215          6,130
Automatic Data Processing Inc.                1,089         41,132
BMC Software Inc./(1)/                          804         11,176
BroadVision Inc.                                 43            106
Centra Software Inc./(1)/                       679            937
Certegy Inc./(1)/                               437         14,360
Computer Associates International
   Inc.                                       1,146         12,835
Compuware Corp./(1)/                          1,111          4,033
EXE Technologies Inc./(1)/                      250            263
F5 Networks Inc./(1)/                           500          6,250
First Data Corp.                                960         33,360
IMS Health Inc.                                 775         13,485
Intuit Inc./(1)/                                400         17,852
Microsoft Corp./(1)/                          6,656        326,943
Novell Inc./(1)/                                402          1,045
Oracle Corp./(1)/                             6,962         66,766
PeopleSoft Inc./(1)/                          1,000         16,080
Per-Se Technologies Inc./(1)/                   429          3,677
Rational Software Corp./(1)/                  1,200          8,160

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

SOFTWARE (Continued)
------------------------------------------------------------------
Siebel Systems Inc./(1)/                        722     $    6,115
SkillSoft Corp./(1)/                            872          8,990
Synplicity Inc./(1)/                            107            536
Vastera Inc./(1)/                               579          1,390
Websense Inc./(1)/                              400          6,816
Yahoo! Inc./(1)/                              1,136         11,689
------------------------------------------------------------------
                                                           632,804
------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.26%
------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                682            873
Andrew Corp./(1)/                               683          6,823
Avanex Corp./(1)/                             2,200          4,664
Avaya Inc./(1)/                                 712          1,495
CIENA Corp./(1)/                                500          2,030
Comverse Technology Inc./(1)/                   507          4,147
JDS Uniphase Corp./(1)/                       2,158          5,805
Lucent Technologies Inc./(1)/                 4,361          7,545
Motorola Inc.                                 3,669         44,028
NMS Communications Corp./(1)/                   465            791
QUALCOMM Inc./(1)/                            1,151         31,894
Sorrento Networks Corp./(1)/                    358            243
Tellabs Inc./(1)/                               573          3,237
Terayon Communication Systems
   Inc./(1)/                                    600          1,878
Tollgrade Communications Inc./(1)/              443          5,095
------------------------------------------------------------------
                                                           120,548
------------------------------------------------------------------

TELECOMMUNICATIONS - 0.43%
------------------------------------------------------------------
Anaren Microwave Inc./(1)/                    1,015          9,896
AT&T Wireless Services Inc./(1)/              3,289         16,248
Catapult Communications Corp./(1)/              679          7,924
Celeritek Inc./(1)/                             450          3,501
Channell Commercial Corp./(1)/                  465          1,553
Choice One Communications Inc./(1)/             250            125
Corning Inc./(1)/                               745          1,490
ITC/DeltaCom Inc./(1)/                          965             58
Leap Wireless International Inc./(1)/           500            195
LightPath Technologies Inc. "A"/(1)/            322            167
Nextel Communications Inc. "A"/(1)/           1,421         10,814
NTELOS Inc./(1)/                                600            306
Qwest Communications
   International Inc.                         2,119          6,887
Sprint Corp. (PCS Group)/(1)/                 1,659          6,570
Verizon Communications Inc.                   4,247        131,657
------------------------------------------------------------------
                                                           197,391
------------------------------------------------------------------

TELEPHONE - 0.72%
------------------------------------------------------------------
Alltel Corp.                                    961         40,420
AT&T Corp.                                    5,442         66,501
BellSouth Corp.                               2,744         63,990
CenturyTel Inc.                                 507         13,714
SBC Communications Inc.                       5,207        128,821
Sprint Corp. (FON Group)                      1,551         17,992
------------------------------------------------------------------
                                                           331,438
------------------------------------------------------------------

TEXTILES - 0.01%
------------------------------------------------------------------
Interface Inc. "A"                              536          2,664
WestPoint Stevens Inc.                          572          1,024
------------------------------------------------------------------
                                                             3,688
------------------------------------------------------------------

TOBACCO - 0.35%
------------------------------------------------------------------
Philip Morris Companies Inc.                  2,509        125,450
UST Inc.                                      1,040         36,098
------------------------------------------------------------------
                                                           161,548
------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.06%
------------------------------------------------------------------
Hasbro Inc.                                     703          9,244
Mattel Inc.                                     695         13,504
Topps Co. (The)/(1)/                            536          4,717
------------------------------------------------------------------
                                                            27,465
------------------------------------------------------------------

TRANSPORTATION - 0.11%
------------------------------------------------------------------
FedEx Corp.(1)                                1,100         52,085
Morgan Group Holding Co./(1)/                    72             14
------------------------------------------------------------------
                                                            52,099
------------------------------------------------------------------

TRUCKING & LEASING - 0.05%
------------------------------------------------------------------
Ryder System Inc.                               783         20,468
Willis Lease Finance Corp./(1)/                 393          1,434
------------------------------------------------------------------
                                                            21,902
------------------------------------------------------------------

WATER - 0.02%
------------------------------------------------------------------
American States Water Co.                       364          8,736
------------------------------------------------------------------
                                                             8,736
------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $15,884,006)                                     13,919,831
------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 8.84%

AUSTRALIA - 0.21%
------------------------------------------------------------------
Coles Myer Ltd. ADR                             384          9,704
National Australia Bank ADR                     416         39,828
News Corporation Ltd. ADR                       348          7,482
Rio Tinto PLC ADR                               368         26,202
Westpac Banking Corp. ADR                       240          9,960
------------------------------------------------------------------
                                                            93,176
------------------------------------------------------------------

CANADA - 0.10%
------------------------------------------------------------------
Alcan Ltd.                                        1             14
Barrick Gold Corp.                            1,425         22,900

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

CANADA (Continued)
------------------------------------------------------------------
Inco Ltd./(1)/                                  695     $   12,503
Nortel Networks Corp./(1)/                    3,857          4,050
Placer Dome Inc.                                401          3,998
TLC Vision Corp.                                407            659
------------------------------------------------------------------
                                                            44,124
------------------------------------------------------------------

DENMARK - 0.17%
------------------------------------------------------------------
Novo-Nordisk A/S ADR                          1,945         58,797
TDC A/S ADR                                   1,244         17,093
------------------------------------------------------------------
                                                            75,890
------------------------------------------------------------------

FINLAND - 0.31%
------------------------------------------------------------------
Avesta Polarit OYJ                              471          3,026
Outokumpu OYJ                                 5,474         58,569
Rautaruukki OYJ                              18,768         78,593
------------------------------------------------------------------
                                                           140,188
------------------------------------------------------------------

FRANCE - 0.68%
------------------------------------------------------------------
Alcatel SA ADR                                1,516          7,625
Aventis SA ADR                                  766         45,087
AXA-UAP ADR                                   1,699         23,276
BNP Paribas SA                                  839         39,133
France Telecom SA ADR                           258          3,284
LVMH Moet-Hennessy Louis Vuitton
   ADR                                        1,909         16,131
Renault SA                                    1,792         86,641
Total Fina SA ADR                               989         70,535
Vivendi Universal SA                            595          7,469
Vivendi Universal SA ADR                        270          3,499
------------------------------------------------------------------
                                                           302,680
------------------------------------------------------------------

GERMANY - 0.37%
------------------------------------------------------------------
DaimlerChrysler AG                            1,120         48,003
Deutsche Telekom AG ADR                       1,426         15,686
E.ON AG                                       1,093         56,318
SAP AG ADR                                      451          8,682
Siemens AG                                      919         43,315
------------------------------------------------------------------
                                                           172,004
------------------------------------------------------------------

HONG KONG - 0.09%
------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                   6,000         42,885
------------------------------------------------------------------
                                                            42,885
------------------------------------------------------------------

IRELAND - 0.08%
------------------------------------------------------------------
Allied Irish Banks PLC ADR                    1,380         35,783
------------------------------------------------------------------
                                                            35,783
------------------------------------------------------------------

Benetton Group SpA ADR                          865         20,111
ENI-Ente Nazionale Idrocarburi SpA
   ADR                                          279         21,037
Fiat SpA ADR                                    819          9,353
San Paolo-IMI SpA ADR                         1,098         18,457
Seat-Pagine Gialle SpA/(1)/                  60,712         37,868
------------------------------------------------------------------
                                                           106,826
------------------------------------------------------------------

JAPAN - 1.88%
------------------------------------------------------------------
Canon Inc.                                    1,000         34,243
Canon Inc. ADR                                  372         12,737
Casio Computer Co. Ltd.                      23,000        120,272
Dai Nippon Printing Co. Ltd.                  3,000         34,487
Fuji Photo Film Co. Ltd. ADR                    281          8,759
Fujitsu Ltd.                                  7,000         37,785
Honda Motor Company Ltd. ADR                    764         16,197
Ito-Yokado Co. Ltd. ADR                         343         14,831
Japan Air Lines ADR                           2,170         10,503
Kinki Nippon Railway Co. Ltd./(1)/           14,000         40,029
Kirin Brewery Co. Ltd. ADR                      274         17,673
Kubota Corp. ADR                              1,264         18,265
Kyocera Corp. ADR                               118          8,253
Makita Corp. ADR                                347          2,058
Matsushita Electric Industrial Co.
   Ltd.                                       1,000         12,036
Millea Holdings Inc. ADR                        754         30,688
Mitsubishi Corp. ADR                            992         13,144
Mitsui & Co. ADR                                136         14,548
Murata Manufacturing Co. Ltd.                   800         45,342
NEC Corp.                                     4,000         22,300
NEC Corp. ADR                                 3,107         17,120
Nippon Telegraph & Telephone Corp.
   ADR                                          685         13,638
Nissan Motor Co. Ltd. ADR                     1,182         17,445
Nomura Holdings Inc.                          4,000         52,731
NTT DoCoMo Inc.                                  17         36,132
Pioneer Corp. ADR                               480          8,434
Ricoh Corp. Ltd. ADR                            146         12,994
Secom Co. Ltd.                                1,000         46,135
Sony Corp.                                    1,000         43,605
Sony Corp. ADR                                    1             44
Takeda Chemical Industries Ltd.               1,000         42,255
Toyota Motor Corp.                            2,200         54,460
------------------------------------------------------------------
                                                           859,143
------------------------------------------------------------------

NETHERLANDS - 0.77%
------------------------------------------------------------------
Abn Amro Holding NV ADR                       1,681         27,299
Aegon NV ADR                                    847         12,290
Akzo Nobel NV ADR                               472         17,771
ING Groep NV                                  1,508         32,920
ING Groep NV ADR                                616         13,509
Koninklijke Ahold NV ADR                      1,162         19,754
Koninklijke (Royal) Philips
   Electronics NV - NY Shares                   850         17,170

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares         Value
----------------------------------------------------------------

NETHERLANDS  (Continued)
----------------------------------------------------------------
Reed Elsevier NV ADR                         1,491      $ 38,021
Royal Dutch Petroleum Co.                    1,320        59,548
Royal Dutch Petroleum Co. - NY Shares        2,521       113,949
----------------------------------------------------------------
                                                         352,231
----------------------------------------------------------------

PORTUGAL - 0.01%
----------------------------------------------------------------
Banco Comercial Portugues ADR                  456         6,297
----------------------------------------------------------------
                                                           6,297
----------------------------------------------------------------

SINGAPORE - 0.00%
----------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd. ADR/(1)/                 193         2,287
----------------------------------------------------------------
                                                           2,287
----------------------------------------------------------------

SPAIN - 0.17%
----------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR       1,578        15,433
Banco Santander Central Hispano SA ADR       4,523        29,942
Repsol YPF SA ADR                              945        12,342
Telefonica SA ADR                              699        19,264
----------------------------------------------------------------
                                                          76,981
----------------------------------------------------------------

SWEDEN - 0.39%
----------------------------------------------------------------
Hoganas AB "B"                               4,673        87,861
Sapa AB                                      4,936        91,491
----------------------------------------------------------------
                                                         179,352
----------------------------------------------------------------

SWITZERLAND - 0.82%
----------------------------------------------------------------
Adecco SA ADR                                1,038        11,532
Centerpulse Ltd. ADR                           569         8,336
Credit Suisse Group/(1)/                     1,867        43,420
Nestle SA                                      340        72,955
Novartis AG                                  2,079        84,371
Roche Holding AG - Genusschein               1,073        77,044
UBS AG - Registered/(1)/                     1,603        75,522
----------------------------------------------------------------
                                                         373,180
----------------------------------------------------------------

UNITED KINGDOM - 2.56%
----------------------------------------------------------------
AstraZeneca PLC ADR                            945        27,547
Barclays PLC ADR                             1,232        35,605
BP PLC                                      15,672       121,336
BP PLC ADR                                     696        32,573
British American Tobacco PLC                 7,581        88,070
British Sky Broadcasting PLC ADR               242        13,673
British Telecom PLC ADR/(1)/                   552        17,256
Cadbury Schweppes PLC ADR                    1,107        32,502
Diageo PLC ADR                               1,519        73,383
GlaxoSmithKline PLC                          5,620       105,714
GlaxoSmithKline PLC ADR                      1,175        44,521

                                            Shares or
Security                                    Face Amount    Value
----------------------------------------------------------------

Hanson PLC ADR                                 937    $   28,541
HBOS PLC                                    14,793       165,675
Hong Kong & Shanghai Banking
  ADR                                          123         7,031
HSBC Holdings PLC                           12,139       138,111
Lloyds TSB Group PLC                         2,286        19,767
Reuters Group PLC ADR                          273         7,256
Royal Bank of Scotland Group PLC             2,788        66,546
Tesco PLC                                   21,161        69,232
Vodafone Group PLC                          21,251        34,024
Vodafone Group PLC ADR                       2,697        43,125
----------------------------------------------------------------
                                                       1,171,488
----------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $ 4,663,509)                                    4,034,515
----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $ 20,547,515)                                  17,954,346
----------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 58.41%
----------------------------------------------------------------
U.S. Treasury Bonds
  11.13%, 08/15/03                      $  550,000       598,641
  12.00%, 05/15/05                         100,000       124,961
U.S. Treasury Notes
   2.75%, 10/31/03                       1,500,000     1,517,343
   3.00%, 01/31/04                         450,000       457,031
   4.25%, 11/15/03                         500,000       514,668
   4.75%, 02/15/04                       2,400,000     2,499,187
   4.75%, 11/15/08                       1,590,000     1,693,474
   5.00%, 08/15/11                       2,200,000     2,353,314
   5.25%, 08/15/03                       1,100,000     1,136,223
   5.25%, 05/15/04                       2,130,000     2,246,068
   5.50%, 05/15/09                         800,000       885,531
   5.63%, 05/15/08                       1,370,000     1,520,967
   5.75%, 11/15/05                       1,140,000     1,249,725
   5.75%, 08/15/10                         500,000       561,485
   5.88%, 02/15/04                         400,000       422,828
   5.88%, 11/15/04                         200,000       215,609
   5.88%, 11/15/05                         320,000       352,075
   6.00%, 08/15/04                         400,000       429,719
   6.50%, 05/15/05                         300,000       332,227
   6.50%, 10/15/06                         800,000       908,687
   6.75%, 05/15/05                         700,000       779,078
   7.00%, 07/15/06                       2,680,000     3,081,164
   7.25%, 05/15/04                         880,000       957,103
   7.25%, 08/15/04                         900,000       987,855
   7.50%, 02/15/05                         400,000       449,313
   7.88%, 11/15/04                         400,000       448,062
----------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $ 25,419,182)                                  26,722,338
----------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                    Shares         Value
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.29%
----------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares                  3,191,886   $ 3,191,886
Dreyfus Money Market Fund                  204,107       204,107
Goldman Sachs Financial Square
   Prime Obligation Fund                   100,986       100,986
Providian Temp Cash Money Market Fund      295,603       295,603
----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $3,792,582)                                     3,792,582
----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 105.94%
(Cost $49,759,279)                                    48,469,266
----------------------------------------------------------------

Other Assets, Less Liabilities - (5.94%)              (2,718,200)
----------------------------------------------------------------

NET ASSETS - 100.00%                                 $45,751,066
================================================================
/(1)/ Non-income earning securities.


The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments
August 31, 2002 (Unaudited)

Security                                    Shares         Value
----------------------------------------------------------------

COMMON STOCKS - 58.83%

U.S. COMMON STOCKS - 45.69%

ADVERTISING - 0.12%
----------------------------------------------------------------
Interpublic Group of Companies Inc.          2,486      $ 45,320
Omnicom Group Inc.                           1,572        95,106
TMP Worldwide Inc./(1)/                      1,200        13,104
----------------------------------------------------------------
                                                         153,530
----------------------------------------------------------------

AEROSPACE / DEFENSE - 0.78%
----------------------------------------------------------------
Boeing Co.                                   6,552       242,883
General Dynamics Corp.                       1,181        92,874
Goodrich (B.F.) Co.                          2,010        41,949
Lockheed Martin Corp.                        2,490       157,667
Northrop Grumman Corp.                         779        95,661
Raytheon Co.                                 2,266        79,310
Rockwell Collins                             1,478        31,407
United Technologies Corp.                    4,111       244,152
----------------------------------------------------------------
                                                         985,903
----------------------------------------------------------------

AGRICULTURE - 0.01%
----------------------------------------------------------------
Maui Land & Pineapple Co. Inc./(1)/            932        17,661
----------------------------------------------------------------
                                                          17,661
----------------------------------------------------------------

AIRLINES - 0.12%
----------------------------------------------------------------
AMR Corp.(1)                                 1,269        12,931
Delta Air Lines Inc.                         1,200        21,084
Northwest Airlines Corp. "A "/(1)/             790         8,034
Southwest Airlines Co.                       7,511       106,731
----------------------------------------------------------------
                                                         148,780
----------------------------------------------------------------

APPAREL - 0.18%
----------------------------------------------------------------
Garan Inc.                                     905        54,282
Liz Claiborne Inc.                           1,628        45,942
Nike Inc. "B"                                1,963        84,762
VF Corp.                                     1,087        44,143
----------------------------------------------------------------
                                                         229,129
----------------------------------------------------------------

AUTO MANUFACTURERS - 0.29%
----------------------------------------------------------------
Dura Automotive Systems Inc./(1)/              800        10,960
Ford Motor Company                           9,007       106,012
General Motors Corp. "A"                     3,753       179,619
Navistar International Corp.                 1,154        28,850
PACCAR Inc.                                  1,058        37,358
----------------------------------------------------------------
                                                         362,799
----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.17%
----------------------------------------------------------------
Dana Corp.                                   1,344        22,767
Delphi Automotive Systems Corp.              3,260        31,785
Goodyear Tire & Rubber Co.                   1,189        16,075
Modine Manufacturing Co.                     1,000        20,470
Superior Industries
International Inc.                             900        43,272
TRW Inc.                                     1,112        63,829
Visteon Corp.                                1,354        15,422
----------------------------------------------------------------
                                                         213,620
----------------------------------------------------------------

BANKS - 4.26%
----------------------------------------------------------------
AmSouth Bancorp                              2,939        66,039
BancorpSouth Inc.                            1,755        36,065
Bank of America Corp.                       10,712       750,697
Bank of New York Co. Inc.                    5,732       201,480
Bank One Corp.                               7,710       315,724
BankUnited Financial Corp. "A"/(1)/          1,865        33,197
Banner Corp.                                 1,280        25,946
BB&T Corp.                                   3,299       125,527
Centennial Bancorp                           2,607        21,508
CFS Bancorp Inc.                             2,765        38,436
Charter One Financial Inc.                   1,903        64,131
Comerica Inc.                                1,336        78,156
Community Trust Bancorp Inc.                 1,387        37,449
Dime Community Bancshares                    2,002        51,852
Fifth Third Bancorp                          3,152       211,751
First Republic Bank/(1)/                       763        18,312
First Sentinel Bancorp Inc.                  1,907        26,526
FirstFed Financial Corp./(1)/                  944        26,668
Flagstar Bancorp Inc.                        1,579        36,238
FleetBoston Financial Corp.                  6,906       166,642
Gold Bancorp Inc.                            1,950        19,363
Hamilton Bancorp Inc./(1)/                   1,738            70
Huntington Bancshares Inc.                   2,691        54,331
Investors Financial Services Corp.           1,200        36,072
JP Morgan Chase & Co.                       15,094       398,482
KeyCorp                                      2,400        64,392
Mellon Financial Corp.                       2,425        67,051
National City Corp.                          3,939       122,779
NBT Bancorp Inc.                             1,187        20,535
Northern Trust Corp.                         1,499        64,067
Northwest Bancorp Inc.                       1,992        24,900
OceanFirst Financial Corp.                   1,953        45,739
PNC Financial Services Group                 1,554        71,624
Regions Financial Corp.                      2,472        88,300
Republic Bancorp Inc.                        2,014        27,290
Republic Bancorp Inc.  "A"                   1,314        16,096
Republic Bancshares Inc./(1)/                1,572        29,915
Royal Bancshares of Pennsylvania "A"         1,792        35,784
SouthTrust Corp.                             2,745        72,029
State Street Corp.                           1,993        86,337
Sterling Bancorp - NY Shares                   740        21,904
Sterling Financial Corp. (WA)                1,165        29,719
SunTrust Banks Inc.                          1,824       123,138
Synovus Financial Corp.                      2,317        56,002

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares         Value
----------------------------------------------------------------

BANKS (Continued)
----------------------------------------------------------------
U.S. Bancorp                                10,669    $  229,277
United Community Financial Corp.             1,950        16,575
USB Holding Co. Inc.                         1,885        32,233
Wachovia Corp.                               8,497       313,114
Washington Mutual Inc.                       6,499       245,727
Wells Fargo & Company                       12,082       630,560
West Coast Bancorp                           2,756        43,049
----------------------------------------------------------------
                                                       5,418,798
----------------------------------------------------------------

BEVERAGES - 1.15%
----------------------------------------------------------------
Anheuser-Busch Companies Inc.                4,801       255,221
Brown-Forman Corp. "B"                         589        41,483
Coca-Cola Co.                               13,254       675,954
Coca-Cola Enterprises Inc.                   2,599        52,526
National Beverage Corp.(1)                   2,077        28,870
Pepsi Bottling Group Inc.                    1,900        55,480
PepsiCo Inc.                                 8,847       349,899
----------------------------------------------------------------
                                                       1,459,433
----------------------------------------------------------------

BIOTECHNOLOGY - 0.53%
----------------------------------------------------------------
Amgen Inc./(1)/                              7,248       326,377
Applera Corp. - Celera Genomics
Group/(1)/                                   1,539        14,544
Biogen Inc./(1)/                             1,412        47,302
Chiron Corp./(1)/                            1,709        64,754
Deltagen Inc./(1)/                             170           214
Genentech Inc./(1)/                          2,012        65,973
Genzyme Corp. - General Division/(1)/        1,400        28,952
Human Genome Sciences Inc./(1)/              1,181        17,786
IDEC Pharmaceuticals Corp.(1)                1,200        48,216
Integra LifeSciences Holdings
Corp./(1)/                                   1,154        17,841
Millennium Pharmaceuticals Inc./(1)/         3,000        36,780
----------------------------------------------------------------
                                                         668,739
----------------------------------------------------------------

BUILDING MATERIALS - 0.21%
----------------------------------------------------------------
Butler Manufacturing Co.                       900        22,050
Masco Corp.                                  3,639        87,918
Nortek Inc./(1)/                               700        30,870
Rayonier Inc.                                1,400        68,180
Vulcan Materials Co.                         1,338        52,209
----------------------------------------------------------------
                                                         261,227
----------------------------------------------------------------

CHEMICALS - 0.68%
----------------------------------------------------------------
Air Products & Chemicals Inc.                1,478        69,333
Dow Chemical Co.                             4,851       146,597
Du Pont (E.I.) de Nemours                    6,541       263,668
Engelhard Corp.                              2,833        74,111
Great Lakes Chemical Corp.                   1,400        40,264
Hercules Inc./(1)/                           1,923        20,191
Monsanto Co.                                 2,050        37,658
Nanophase Technologies Corp./(1)/              890         4,094
Praxair Inc.                                 1,002        56,142
Rohm & Haas Co. "A"                          1,449        52,729
Sherwin-Williams Co.                         1,504        40,608
Sigma-Aldrich Corp.                          1,217        62,067
----------------------------------------------------------------
                                                         867,462
----------------------------------------------------------------

COMMERCIAL SERVICES - 0.60%
----------------------------------------------------------------
Block (H & R) Inc.                           1,176        57,506
CDI Corp./(1)/                               1,132        30,790
Cendant Corp./(1)/                           6,344        90,783
Concord EFS Inc./(1)/                        3,262        66,675
Convergys Corp./(1)/                         1,432        25,618
Cornell Corrections Inc./(1)/                1,800        14,364
CPI Corp.                                      993        14,875
Donnelley (R.R.) & Sons Co.                  2,644        69,749
Dun & Bradstreet Corp./(1)/                    869        30,667
Ecolab Inc.                                  1,126        50,715
Electro Rent Corp./(1)/                      1,399        14,270
Equifax Inc.                                 1,475        34,338
First Consulting Group Inc./(1)/             1,093         7,924
Insurance Auto Auctions Inc./(1)/            1,190        20,765
Interactive Data Corp./(1)/                  1,399        20,481
kForce.com Inc./(1)/                           382         1,413
McKesson Corp.                               2,053        68,858
Moody's Corp.                                1,229        59,385
Paychex Inc.                                 2,340        54,756
ProsoftTraining.com/(1)/                       424           119
Wackenhut Corrections Corp./(1)              2,595        35,032
----------------------------------------------------------------
                                                         769,083
----------------------------------------------------------------

COMPUTERS - 2.37%
----------------------------------------------------------------
Affiliated Computer Services Inc. "A"/(1)/   1,000        44,500
Apple Computer Inc./(1)/                     3,318        48,940
Art Technology Group Inc./(1)/                 466           433
Brocade Communications Systems Inc./(1)/     2,500        36,175
CCC Information Services Group Inc./(1)/       485         5,544
Cisco Systems Inc./(1)/                     41,470       573,115
Computer Sciences Corp./(1)/                 1,251        46,074
Covansys Corporation/(1)/                    1,636         4,843
Datastream Systems Inc./(1)/                   721         4,463
Dell Computer Corp./(1)/                    14,031       373,505
DST Systems Inc./(1)/                        1,200        40,896
Electronic Data Systems Corp.                4,300       173,118
EMC Corp./(1)/                              13,516        91,368
Enterasys Networks Inc./(1)/                   932           941
Extreme Networks Inc./(1)/                   1,681        15,852
Gateway Inc./(1)/                            1,301         4,553
Hewlett-Packard Co.                         19,614       263,416
International Business Machines Corp.       10,657       803,325

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares         Value
----------------------------------------------------------------

COMPUTERS (Continued)
----------------------------------------------------------------
Interwoven Inc./(1)/                           593   $     1,482
Juniper Networks Inc./(1)/                   3,751        27,270
Keynote Systems Inc./(1)/                    1,490        10,862
Lexmark International Group Inc. "A"/(1)/    1,123        53,006
McDATA Corp. "A"/(1)/                        1,701        16,279
NCR Corp./(1)/                               1,197        33,636
Network Appliance Inc./(1)/                  2,294        21,885
Nuance Communications Inc./(1)/                527         1,528
Palm Inc./(1)/                               2,033         1,545
Pegasus Solutions Inc./(1)/                  1,693        26,106
Performance Technologies Inc./(1)/           1,051         3,784
Procom Technology Inc./(1)/                    551           176
Rainbow Technologies Inc./(1)/                  42           176
Red Hat Inc./(1)/                            1,823         8,659
Safeguard Scientifics Inc./(1)/                127           204
Sapient Corp./(1)/                             593           753
Seagate Technology Inc.                      1,574            --
Sun Microsystems Inc./(1)/                  17,244        63,630
SunGard Data Systems Inc./(1)/               3,000        73,950
Synopsys Inc./(1)/                             900        38,835
Take-Two Interactive Software Inc./(1)/      1,100        27,610
Turnstone Systems Inc./(1)/                    424         1,196
Unisys Corp./(1)/                            1,931        17,186
Vasco Data Security International Inc./(1)/  1,017         1,373
Veritas Software Corp./(1)/                  3,226        52,423
----------------------------------------------------------------
                                                       3,014,615
----------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.02%
----------------------------------------------------------------
Avon Products Inc.                           1,340        65,312
Colgate-Palmolive Co.                        3,636       198,344
Estee Lauder Companies Inc. "A"                700        20,965
Gillette Co.                                 5,562       175,370
International Flavors & Fragrances Inc.      1,146        36,959
Kimberly-Clark Corp.                         3,111       186,162
Procter & Gamble Co.                         6,995       620,107
Tristar Corp./(1)/                           2,119            53
----------------------------------------------------------------
                                                       1,303,272
----------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.16%
----------------------------------------------------------------
Costco Wholesale Corp./(1)/                  2,762        92,278
Genuine Parts Co.                            1,777        59,085
Grainger (W.W.) Inc.                         1,074        48,384
----------------------------------------------------------------
                                                         199,747
----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.12%
----------------------------------------------------------------
Acacia Research Corp./(1)/                   1,212         4,921
American Express Co.                         8,527       307,484
Bear Stearns Companies Inc.                  1,184        75,693
Capital One Financial Corp.                  1,541     $  54,967
Charter Municipal Mortgage
   Acceptance Corp.                          2,823        49,261
Citigroup Inc.                              35,497     1,162,527
Countrywide Credit Industries Inc.           1,057        55,482
Digital Insight Corp./(1)/                     497         8,101
Fannie Mae                                   5,547       420,352
Forrester Research Inc./(1)/                   900        14,058
Franklin Resources Inc.                      2,285        79,975
Freddie Mac                                  4,846       310,629
Friedman Billings Ramsey Group
  Inc. "A"/(1)/                                678         7,377
Household International Inc.                 3,529       127,432
Lehman Brothers Holdings Inc.                2,483       141,556
MBNA Corp.                                   7,155       144,531
Merrill Lynch & Co. Inc.                     8,241       298,489
MicroFinancial Inc.                          1,417         7,071
Morgan Stanley Dean Witter & Co.             9,199       392,981
Providian Financial Corp.                    1,066         6,055
Schwab (Charles) Corp.                       7,658        70,300
Seacoast Financial Services Corp.            2,504        55,213
SLM Corp.                                      972        89,084
Stilwell Financial Inc.                      2,796        38,976
T. Rowe Price Group Inc.                     1,573        44,500
----------------------------------------------------------------
                                                       3,967,015
----------------------------------------------------------------

ELECTRIC - 1.06%
----------------------------------------------------------------
AES Corp./(1)/                               3,144         9,495
Ameren Corp.                                 1,027        45,239
American Electric Power Inc.                 1,600        54,560
Calpine Corp./(1)/                           1,148         5,602
CH Energy Group Inc.                         1,900        92,150
Cinergy Corp.                                1,046        35,982
CMS Energy Corp.                             2,809        29,663
Constellation Energy Group Inc.              2,456        68,793
Dominion Resources Inc.                      1,200        75,252
DTE Energy Co.                                 765        32,826
Duke Energy Corp.                            5,050       135,492
Edison International/(1)/                    1,500        17,970
Entergy Corp.                                1,315        55,480
Exelon Corp.                                 2,481       116,160
FirstEnergy Corp.                            2,686        88,638
FPL Group Inc.                                 900        51,372
Mirant Corp./(1)/                            1,827         6,906
NiSource Inc.                                1,405        27,945
PG&E Corp./(1)/                              1,800        20,430
Pinnacle West Capital Corp.                  1,619        54,091
PPL Corp.                                    1,209        43,947
Progress Energy Inc.                         1,229        57,173
Reliant Energy Inc.                          3,123        37,008
Southern Co.                                 3,332        96,495
TXU Corp.                                    1,200        58,032

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares         Value
----------------------------------------------------------------

ELECTRIC (Continued)
----------------------------------------------------------------
Xcel Energy Inc.                             3,663    $   35,385
----------------------------------------------------------------
                                                       1,352,086
----------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.20%
----------------------------------------------------------------
American Power Conversion Corp./(1)/         1,882        23,544
Emerson Electric Co.                         3,417       166,681
Energizer Holdings Inc./(1)/                   801        22,845
Evercel Inc./(1)/                              890         1,620
Molex Inc.                                   1,344        39,917
----------------------------------------------------------------
                                                         254,607
----------------------------------------------------------------

ELECTRONICS - 0.41%
----------------------------------------------------------------
Agilent Technologies Inc./(1)/               2,974        39,941
Applera Corp. - Applied
   Biosystems Group                          1,915        37,936
AstroPower Inc./(1)/                           745         5,275
Energy Conversion Devices Inc./(1)/            897        10,827
General Cable Corp.                            851         3,591
HI/FN Inc./(1)/                              1,093         6,102
Hutchinson Technology Inc./(1)/              1,236        19,418
II-VI Inc./(1)/                                636         8,255
Invision Technologies Inc./(1)/                900        30,717
Jabil Circuit Inc./(1)/                      1,721        32,200
JNI Corp./(1)/                                 805         2,326
Johnson Controls Inc.                          894        77,143
Keithley Instruments Inc.                      939        13,052
Maxwell Technologies Inc./(1)/                 466         2,703
Merix Corp./(1)/                               300         2,523
Parker Hannifin Corp.                        1,209        49,037
PCD Inc./(1)/                                  170            71
PerkinElmer Inc.                             1,596         9,097
Photon Dynamics Inc./(1)/                      824        17,197
Sanmina-SCI Corp./(1)/                       2,897        10,255
Solectron Corp./(1)/                         4,651        17,302
Symbol Technologies Inc.                     1,863        16,991
Tektronix Inc./(1)/                          1,432        24,860
Thermo Electron Corp./(1)/                   2,023        35,969
Trimble Navigation Ltd./(1)/                   678         9,492
Waters Corp./(1)/                            1,227        30,650
Zoltek Companies Inc./(1)/                   1,526         3,159
----------------------------------------------------------------
                                                         516,089
----------------------------------------------------------------

ENERGY & RELATED - 0.02%
----------------------------------------------------------------
Headwaters Inc./(1)/                         1,629        21,829
----------------------------------------------------------------
                                                          21,829
----------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.03%
----------------------------------------------------------------
Fluor Corp.                                  1,282        35,460
Washington Group Warrants
   (Expires 03/11/03)(1)                        17            --
----------------------------------------------------------------
                                                          35,460
----------------------------------------------------------------

ENTERTAINMENT - 0.09%
----------------------------------------------------------------
Churchill Downs Inc.                           651        24,250
Expedia Inc. "A"/(1)/                          427        21,538
International Game Technology Inc./(1)/        800        51,744
Steinway Musical Instruments Inc./(1)/       1,063        18,390
----------------------------------------------------------------
                                                         115,922
----------------------------------------------------------------

ENTERTAINMENT & LEISURE - 0.02%
----------------------------------------------------------------
Alliance Gaming Corp./(1)/                   1,516        23,043
----------------------------------------------------------------
                                                          23,043
----------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.12%
----------------------------------------------------------------
Allied Waste Industries Inc./(1)/            1,483        12,917
Waste Management Inc.                        5,368       136,508
----------------------------------------------------------------
                                                         149,425
----------------------------------------------------------------

FOOD - 0.93%
----------------------------------------------------------------
Albertson's Inc.                             2,727        70,138
Archer-Daniels-Midland Co.                   3,612        44,030
Campbell Soup Co.                            1,936        44,818
ConAgra Foods Inc.                           3,121        82,051
General Mills Inc.                           2,097        88,263
Heinz (H.J.) Co.                             2,300        86,871
J&J Snack Foods Corp./(1)/                     805        30,671
Kellogg Co.                                  1,839        59,142
Kroger Co./(1)/                              5,465        98,807
M&F Worldwide Corp./(1)/                     1,907         9,344
Nash Finch Co.                               1,326        27,753
P.F. Chang's China Bistro Inc./(1)/          1,400        44,296
Safeway Inc./(1)/                            4,223       109,038
Sanderson Farms Inc.                         1,907        33,754
Sara Lee Corp.                               3,523        64,964
Smucker (J.M.) Co. (The)                       935        33,987
SUPERVALU Inc.                               2,824        58,654
Sysco Corp.                                  3,183        90,270
Winn-Dixie Stores Inc.                       2,391        38,615
Wrigley (William Jr.) Co.                    1,284        65,368
----------------------------------------------------------------
                                                       1,180,834
----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.22%
----------------------------------------------------------------
Georgia-Pacific Corp.                        1,812        38,143
International Paper Co.                      2,860       107,679
MeadWestvaco Corp.                           2,010        46,813
Weyerhaeuser Co.                             1,600        87,216
----------------------------------------------------------------
                                                         279,851
----------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares         Value
----------------------------------------------------------------

GAS - 0.05%
----------------------------------------------------------------
Sempra Energy                                1,459    $   35,031
Southwestern Energy Co./(1)/                 2,811        32,186
----------------------------------------------------------------
                                                          67,217
----------------------------------------------------------------

HAND / MACHINE TOOLS - 0.09%
----------------------------------------------------------------
Black & Decker Corp.                           958        42,985
SPX Corp./(1)/                                 300        32,580
Stanley Works (The)                          1,156        40,321
----------------------------------------------------------------
                                                         115,886
----------------------------------------------------------------

HEALTH CARE - 2.16%
----------------------------------------------------------------
Aetna Inc.                                   1,063        45,294
Bausch & Lomb Inc.                           1,073        33,789
Baxter International Inc.                    3,141       113,987
Becton Dickinson & Co.                       2,197        67,074
Biomet Inc.                                  2,003        53,801
Boston Scientific Corp./(1)/                 2,653        77,335
Cobalt Corp./(1)/                            2,158        38,952
Guidant Corp./(1)/                           2,656        97,741
HCA - The Healthcare Co.                     4,260       198,303
Healthsouth Corp./(1)/                       3,463        18,666
Hycor Biomedical Inc./(1)/                     763         2,091
Johnson & Johnson                           17,017       924,193
Medtronic Inc.                               7,426       305,803
Oxford Health Plans Inc./(1)/                1,478        59,933
St. Jude Medical Inc./(1)/                   1,748        65,043
Stryker Corp./(1)/                           1,539        86,753
Tenet Healthcare Corp./(1)/                  4,026       189,906
Triad Hospitals Inc./(1)/                    1,149        41,950
UnitedHealth Group Inc.                      2,405       212,482
WellPoint Health Networks Inc./(1)/          1,582       117,653
----------------------------------------------------------------
                                                       2,750,749
----------------------------------------------------------------

HOME BUILDERS - 0.00%
----------------------------------------------------------------
Champion Enterprises Inc./(1)/                 627         1,680
----------------------------------------------------------------
                                                           1,680
----------------------------------------------------------------

HOME FURNISHINGS - 0.08%
----------------------------------------------------------------
Leggett & Platt Inc.                         2,022        46,809
Maytag Corp.                                 1,331        43,444
Salton Inc./(1)/                             1,900        17,119
----------------------------------------------------------------
                                                         107,372
----------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.19%
----------------------------------------------------------------
Avery Dennison Corp.                         1,048        66,150
Clorox Co.                                   1,343        57,830
Fortune Brands Inc.                          1,132        59,396
Newell Rubbermaid Inc.                       1,552        53,699
----------------------------------------------------------------
                                                         237,075
----------------------------------------------------------------

INSURANCE - 2.30%
----------------------------------------------------------------
AFLAC Inc.                                   3,436       105,176
Allstate Corp.                               6,653       247,625
Ambac Financial Group Inc.                   1,300        74,763
American International Group Inc.           17,741     1,114,135
AON Corp.                                    1,606        31,725
Chubb Corp.                                  1,600        99,024
CIGNA Corp.                                  2,124       180,795
Cincinnati Financial Corp.                   1,593        63,290
Hancock (John) Financial Services Inc.       2,200        66,770
Hartford Financial Services Group Inc.       1,997        99,890
Jefferson-Pilot Corp.                        1,392        58,631
Loews Corp.                                  1,545        81,128
Marsh & McLennan Companies Inc.              3,236       157,431
MBIA Inc.                                    1,086        49,913
MetLife Inc.                                 4,095       110,237
MGIC Investment Corp.                          908        54,671
MIIX Group Inc. (The)                        2,814         4,671
PICO Holdings Inc./(1)/                      1,017        13,445
ProAssurance Corp./(1)/                        722        11,660
Progressive Corp.                            1,476        79,335
SAFECO Corp.                                 1,490        49,334
St. Paul Companies Inc.                      1,508        45,873
Travelers Property Casualty Corp. "A"        1,533        24,099
Travelers Property Casualty Corp. "B"        3,150        51,314
UNUMProvident Corp.                          2,322        53,778
----------------------------------------------------------------
                                                       2,928,713
----------------------------------------------------------------

IRON / STEEL - 0.02%
----------------------------------------------------------------
Allegheny Technologies Inc.                  3,391        29,468
Oregon Steel Mills Inc./(1)/                   254         1,778
----------------------------------------------------------------
                                                          31,246
----------------------------------------------------------------

LEISURE TIME - 0.16%
----------------------------------------------------------------
Carnival Corp. "A"                           3,695        90,417
Harley-Davidson Inc.                         1,772        87,236
Sabre Holdings Corp./(1)/                    1,153        31,027
----------------------------------------------------------------
                                                         208,680
----------------------------------------------------------------

LODGING - 0.17%
----------------------------------------------------------------
Harrah's Entertainment Inc./(1)/             1,400        66,556
Hilton Hotels Corp.                          3,594        41,367
Marriott International Inc. "A"              1,839        60,190
Starwood Hotels & Resorts Worldwide Inc.     1,700        43,826
----------------------------------------------------------------
                                                         211,939
----------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares         Value
----------------------------------------------------------------

MACHINERY - 0.29%
----------------------------------------------------------------
Caterpillar Inc.                             2,909    $  126,949
Deere & Co.                                  1,500        68,880
Dover Corp.                                  1,738        49,933
Electroglas Inc./(1)/                        1,663         5,139
Ingersoll-Rand Co. "A"                       1,300        48,815
NACCO Industries Inc.                          400        16,140
Rockwell International Corp.                 1,778        32,751
Terex Corp./(1)/                             1,300        25,545
----------------------------------------------------------------
                                                         374,152
----------------------------------------------------------------

MANUFACTURERS - 2.26%
----------------------------------------------------------------
Carlisle Companies Inc.                        800        35,840
Cooper Industries Inc.                         940        30,757
Danaher Corp.                                1,164        70,015
Eastman Kodak Co.                            2,609        79,679
EnPro Industries Inc.                          842         3,317
FMC Corp./(1)/                                 600        16,986
General Electric Co.                        52,901     1,594,965
Honeywell International Inc.                 5,328       159,574
Illinois Tool Works Inc.                     2,451       167,943
ITT Industries Inc.                            882        59,958
Pall Corp.                                   2,993        50,582
Textron Inc.                                 1,100        42,735
3M Co.                                       2,672       333,866
Tyco International Ltd.                     14,781       231,914
----------------------------------------------------------------
                                                       2,878,131
----------------------------------------------------------------

MEDIA - 1.54%
----------------------------------------------------------------
AOL Time Warner Inc./(1)/                   30,074       380,436
Cablevision Systems Corp./(1//                 631         6,013
Clear Channel Communications Inc./(1)/       4,335       148,170
Comcast Corp. "A"/(1)/                       6,478       154,371
Gannett Co. Inc.                             1,766       134,145
Gray Television Inc "A"                      1,517        20,328
Insight Communications Co. Inc./(1)/         1,400        13,986
Knight Ridder Inc.                           1,294        78,585
Lin TV Corp. "A"                               800        18,760
LodgeNet Entertainment Corp./(1)/              851         8,944
Lynch Interactive Corp./(1)/                   227         6,186
McGraw-Hill Companies Inc.                   1,512        95,876
Media General Inc. "A"                       1,200        64,404
Spanish Broadcasting System Inc. "A"/(1)/    1,399         9,891
Tribune Co.                                  2,200        91,762
Univision Communications Inc./(1)/           1,509        35,160
Viacom Inc. "B"/(1)/                        11,171       454,660
Walt Disney Co. (The)                       14,238       223,252
XM Satellite Radio Holdings Inc. "A"/(1)/    1,272         6,907
Young Broadcasting Inc.  "A"/(1)/            1,100        10,120
----------------------------------------------------------------
                                                       1,961,956
----------------------------------------------------------------

MINING - 0.20%
----------------------------------------------------------------
Alcoa Inc.                                   4,840    $  121,436
Newmont Mining Corp.                         3,064        87,293
Phelps Dodge Corp.                             837        27,043
Stillwater Mining Co./(1)/                   2,100        19,719
----------------------------------------------------------------
                                                         255,491
----------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.09%
----------------------------------------------------------------
Global Imaging Systems Inc./(1)/             1,060        20,787
Pitney Bowes Inc.                            1,984        71,920
Xerox Corp./(1)/                             3,903        27,360
----------------------------------------------------------------
                                                         120,067
----------------------------------------------------------------

OIL & GAS PRODUCERS - 2.60%
----------------------------------------------------------------
Amerada Hess Corp.                             938        68,568
Anadarko Petroleum Corp.                     1,849        82,539
Apache Corp.                                 1,584        87,215
Atwood Oceanics Inc./(1)/                    1,300        39,559
Burlington Resources Inc.                    1,713        65,899
Cabot Oil & Gas Corp.  "A"                   1,600        35,600
ChevronTexaco Corp.                          5,405       414,185
Devon Energy Corp.                           1,499        70,453
EOG Resources Inc.                           1,600        55,744
Evergreen Resources Inc./(1)/                1,200        45,840
Exxon Mobil Corp.                           41,648     1,476,422
Forest Oil Corp./(1)/                        1,400        36,722
Hanover Compressor Co./(1)/                  1,200        13,560
Kerr-McGee Corp.                             1,170        54,815
Kinder Morgan Inc.                           1,300        53,547
Marathon Oil Corp.                           2,389        59,128
Noble Drilling Corp.                         1,781        55,211
Nuevo Energy Co./(1)/                        1,300        15,288
Occidental Petroleum Corp.                   3,113        92,456
Penn Virginia Corp.                          1,078        37,838
Phillips Petroleum Co.                       2,787       146,540
Remington Oil & Gas Corp./(1)/               1,700        24,735
Rowan Companies Inc./(1)/                    1,475        30,356
SEACOR SMIT Inc./(1)/                        1,200        47,280
Spinnaker Exploration Co./(1)/               1,400        42,896
Stone Energy Corp./(1)/                      1,100        37,400
Transocean Sedco Forex Inc.                  2,275        55,738
Unocal Corp.                                 1,964        64,949
----------------------------------------------------------------
                                                       3,310,483
----------------------------------------------------------------

OIL & GAS SERVICES - 0.27%
----------------------------------------------------------------
Baker Hughes Inc.                            2,606        71,665
FMC Technologies Inc./(1)/                   1,215        22,307
Halliburton Co.                              2,703        41,086
Schlumberger Ltd.                            3,007       129,722
Smith International Inc./(1)/                1,400        45,430
Veritas DGC Inc./(1)/                        2,400        31,080
----------------------------------------------------------------
                                                         341,290
----------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares         Value
----------------------------------------------------------------

PACKAGING & CONTAINERS - 0.04%
----------------------------------------------------------------
Owens-Illinois Inc./(1)/                     2,905    $   33,989
Sealed Air Corp./(1)/                          968        14,994
----------------------------------------------------------------
                                                          48,983
----------------------------------------------------------------

PHARMACEUTICALS - 3.35%
----------------------------------------------------------------
Abbott Laboratories                          9,273       371,198
Abgenix Inc./(1)/                            1,766        13,669
Advanced Medical Optics Inc.                   227         2,011
Allergan Inc.                                1,022        60,012
Aphton Corp./(1)/                              127           558
Arqule Inc./(1)/                             1,181         7,499
BioSphere Medical Inc./(1)/                    721         2,502
Bristol-Myers Squibb Co.                    12,009       299,625
Cardinal Health Inc.                         2,529       163,980
Celgene Corp./(1)/                           1,600        27,808
Columbia Laboratories Inc./(1)/              1,356         6,712
Dendreon Corp./(1)/                          1,144         3,947
Forest Laboratories Inc. "A"/(1)/            1,166        85,118
Geron Corp./(1)/                             1,178         4,948
Gilead Sciences Inc./(1)/                    1,800        57,744
Hemispherx Biopharma Inc./(1)/                 424           755
King Pharmaceuticals Inc./(1)/               1,800        38,358
Lilly (Eli) and Co.                          5,896       342,263
Medarex Inc./(1)/                            1,566         9,553
MedImmune Inc./(1)/                          2,283        58,605
Merck & Co. Inc.                            13,161       664,894
MGI Pharma Inc./(1)/                         1,778        13,851
Northfield Laboratories Inc./(1)/              570         2,742
Penwest Pharmaceuticals Co./(1)/             1,429        16,805
Pfizer Inc.                                 35,321     1,168,419
Pharmacia Corp.                              7,329       320,277
Schering-Plough Corp.                        8,134       187,733
Sepracor Inc./(1)/                           1,998        11,129
Vical Inc./(1)/                              1,405         7,699
Watson Pharmaceuticals Inc./(1)/             1,270        29,616
Wyeth                                        6,585       281,838
----------------------------------------------------------------
                                                       4,261,868
----------------------------------------------------------------

PIPELINES - 0.06%
----------------------------------------------------------------
Dynegy Inc. "A"                              1,663         3,459
El Paso Corp.                                3,501        59,202
Williams Companies Inc.                      3,009         9,689
----------------------------------------------------------------
                                                          72,350
----------------------------------------------------------------

REAL ESTATE - 0.04%
----------------------------------------------------------------
LNR Property Corp.                           1,000        34,750
Wellsford Real Properties Inc.               1,100        20,570
----------------------------------------------------------------
                                                          55,320
----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.54%
----------------------------------------------------------------
Alexandria Real Estate Equities Inc.         2,990       131,351
Capstead Mortgage Corp.                        940        19,928
CBL & Associates Properties Inc.             3,700    $  144,300
Correctional Properties Trust                2,900        61,480
Crown American Realty Trust                  4,734        45,210
Koger Equity Inc.                            3,823        65,564
Konover Property Trust Inc.                  4,866         9,829
Mid-America Apartment Communities Inc.       2,099        52,895
Parkway Properties Inc.                      1,817        67,065
Thornbury Mortgage Inc.                      3,095        61,126
Winston Hotels Inc.                          4,230        33,671
----------------------------------------------------------------
                                                         692,419
----------------------------------------------------------------

RETAIL - 3.33%
----------------------------------------------------------------
Abercrombie & Fitch Co. "A"/(1)/             1,200        27,360
Amazon.com Inc./(1)/                         1,687        25,204
AutoZone Inc./(1)/                             880        63,668
Bed Bath & Beyond Inc./(1)/                  1,973        63,254
Best Buy Co. Inc./(1)/                       2,135        45,262
Cato Corp. "A"                                 890        16,376
CDW Computer Centers Inc./(1)/                 900        38,628
Charming Shoppes Inc./(1)/                   2,916        20,004
Circuit City Stores Inc.                     1,621        22,597
CVS Corp.                                    3,502       102,924
Darden Restaurants Inc.                      2,022        51,824
Deb Shops Inc.                                 805        22,387
Dollar General Corp.                         2,203        33,001
Dollar Tree Stores Inc./(1)/                 1,100        27,071
eBay Inc./(1)/                               1,797       101,566
Family Dollar Stores Inc.                    1,400        39,970
Federated Department Stores Inc./(1)/        1,528        54,855
Fred's Inc.                                  1,192        39,932
Gap Inc. (The)                               6,524        76,527
Golden State Bancorp Inc./(1)/                 500           585
Guitar Center Inc./(1)/                        932        15,714
Home Depot Inc.                             14,272       469,977
Kohls Corp./(1)/                             1,933       134,769
Limited Inc.                                 2,787        42,613
Lowe's Companies Inc.                        4,304       178,100
May Department Stores Co.                    2,224        65,230
McDonald's Corp.                             7,269       172,711
Men's Wearhouse Inc. (The)/(1)/                800        15,120
Michaels Stores Inc./(1)/                    1,000        46,490
Nordstrom Inc.                               1,243        24,027
Office Depot Inc./(1)/                       2,475        31,977
Penney (J.C.) Co. Inc.                       1,513        26,266
RadioShack Corp.                             1,388        30,245
Sears, Roebuck and Co.                       1,912        87,015
Staples Inc./(1)/                            2,933        40,769
Starbucks Corp./(1)/                         2,311        46,451
Target Corp.                                 4,875       166,725
Tiffany & Co.                                1,231        30,529
TJX Companies Inc.                           2,908        57,520
Toys R Us Inc./(1)/                          1,570        20,928

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares         Value
----------------------------------------------------------------

RETAIL (Continued)
----------------------------------------------------------------
Tweeter Home Entertainment Group Inc./(1)/     527    $    3,789
Walgreen Co.                                 5,563       193,314
Wal-Mart Stores Inc.                        24,657     1,318,656
Wendy's International Inc.                   1,946        69,492
Yum! Brands Inc.                             2,284        69,274
----------------------------------------------------------------
                                                       4,230,696
----------------------------------------------------------------

SEMICONDUCTORS - 1.37%
----------------------------------------------------------------
Advanced Micro Devices Inc./(1)/             2,694        23,842
Agere Systems Inc./(1)/                        180           286
Agere Systems Inc. "B"                       4,437         6,833
Altera Corp./(1)/                            2,619        28,049
Analog Devices Inc./(1)/                     2,310        55,671
Applied Materials Inc./(1)/                  9,584       128,042
Applied Micro Circuits Corp./(1)/            1,587         6,110
Atmel Corp./(1)/                             2,729         6,304
Broadcom Corp. "A"/(1)/                      2,605        42,956
Conexant Systems Inc./(1)/                   1,453         2,150
Credence Systems Corp./(1)/                  1,190        13,745
Cree Inc./(1)/                               1,900        26,144
GlobeSpanVirata Inc./(1)/                      883         3,108
Integrated Device Technology Inc./(1)/       1,100        14,553
Intel Corp.                                 40,059       667,784
KLA-Tencor Corp./(1)/                        1,538        50,554
Linear Technology Corp.                      2,077        54,459
LSI Logic Corp./(1)/                         2,669        19,564
Maxim Integrated Products Inc./(1)/          2,192        69,289
Microchip Technology Inc./(1)/               2,150        45,258
Micron Technology Inc./(1)/                  4,343        74,917
Mykrolis Corp./(1)/                          1,254         9,104
National Semiconductor Corp./(1)/            1,515        24,225
Novellus Systems Inc./(1)/                   1,544        37,766
NVIDIA Corp./(1)/                            1,770        17,966
Optical Communication Products Inc./(1)/     1,314         1,445
QLogic Corp./(1)/                            1,309        43,917
Skyworks Solutions Inc.                        510         2,142
Teradyne Inc./(1)/                           1,227        15,522
Texas Instruments Inc.                       9,735       191,780
TriQuint Semiconductor Inc./(1)/             1,500         7,950
Vitesse Semiconductor Corp./(1)/             1,114         1,482
Xilinx Inc./(1)/                             2,444        47,218
----------------------------------------------------------------
                                                       1,740,135
----------------------------------------------------------------

SOFTWARE - 2.23%
----------------------------------------------------------------
Adobe Systems Inc.                           1,590        31,959
Akamai Technologies Inc./(1)/                  212           201
Ansoft Corp./(1)/                            1,148         4,776
Ariba Inc./(1)/                                593         1,305
Automatic Data Processing Inc.               3,730       140,882
BEA Systems Inc./(1)/                        2,697        16,479
BMC Software Inc./(1)/                       1,908    $   26,521
BNS Co. "A"                                     76           203
BroadVision Inc.                               239           590
Cadence Design Systems Inc./(1)/             2,400        32,328
Certegy Inc./(1)/                              987        32,433
Citrix Systems Inc./(1)/                     1,283         8,083
Computer Associates International Inc.       3,744        41,933
Compuware Corp./(1)/                         3,070        11,144
Electronic Arts Inc./(1)/                    1,100        69,586
First Data Corp.                             4,560       158,460
Fiserv Inc./(1)/                             1,321        48,626
i2 Technologies Inc./(1)/                    1,422         1,280
IMS Health Inc.                              2,066        35,948
Inktomi Corp./(1)/                             466           233
Inter-Tel Inc.                                 890        21,164
Intuit Inc./(1)/                             1,621        72,345
Mercury Interactive Corp./(1)/               1,154        29,323
Microsoft Corp./(1)/                        31,406     1,542,663
Network Associates Inc./(1)/                 1,400        18,200
Novell Inc./(1)/                             1,969         5,119
Oracle Corp./(1)/                           31,096       298,211
PeopleSoft Inc./(1)/                         2,305        37,064
Per-Se Technologies Inc./(1)/                1,424        12,204
Pinnacle Systems Inc./(1)/                   1,321        12,457
Rational Software Corp./(1)/                 2,156        14,661
Siebel Systems Inc./(1)/                     2,736        23,174
Symantec Corp./(1)/                          1,700        48,620
Yahoo! Inc./(1)/                             4,073        41,911
----------------------------------------------------------------
                                                       2,840,086
----------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.36%
----------------------------------------------------------------
ADC Telecommunications Inc./(1)/             3,613         4,625
Avaya Inc./(1)/                              1,902         3,994
CIENA Corp./(1)/                             1,732         7,030
Comverse Technology Inc./(1)/                2,119        17,333
JDS Uniphase Corp./(1)/                      7,247        19,494
Lucent Technologies Inc./(1)/               16,774        29,019
Motorola Inc.                               14,818       177,816
Peco II Inc./(1)/                              551         1,030
QUALCOMM Inc./(1)/                           4,813       133,368
RF Micro Devices Inc./(1)/                   1,251         8,369
Scientific-Atlanta Inc.                      1,994        29,392
Tellabs Inc./(1)/                            2,800        15,820
Terayon Communication Systems Inc./(1)/        800         2,504
Tollgrade Communications Inc./(1)/             600         6,900
----------------------------------------------------------------
                                                         456,694
----------------------------------------------------------------

TELECOMMUNICATIONS - 0.69%
----------------------------------------------------------------
Aether Systems Inc./(1)/                     1,136         3,226
AT&T Wireless Services Inc./(1)/            17,904        88,446
Avocent Corp./(1)/                           1,200        19,452

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                    Shares           Value
------------------------------------------------------------------

TELECOMMUNICATIONS         (Continued)
------------------------------------------------------------------
Aware Inc./(1)/                                763     $     2,060
C-COR.net Corp./(1)/                         1,187           5,662
Celeritek Inc./(1)/                            851           6,621
Corning Inc./(1)/                            4,850           9,700
EchoStar Communications Corp./(1)/           2,297          40,887
InterVoice-Brite Inc./(1)/                   1,017           1,634
Intrado Inc./(1)/                            1,424          15,977
LightPath Technologies Inc. "A"/(1)/           466             242
MRV Communications Inc./(1)/                   509             529
Nextel Communications Inc. "A"/(1)/          3,890          29,603
NTL Inc./(1)/                                3,239              58
Qwest Communications International Inc.      8,065          26,211
Sprint Corp. (PCS Group)/(1)/                5,571          22,061
US LEC Corp. "A"/(1)/                        3,043           7,334
Verizon Communications Inc.                 19,285         597,835
Western Wireless Corp. "A"/(1)/                400           1,116
------------------------------------------------------------------
                                                           878,654
------------------------------------------------------------------

TELEPHONE - 1.06%
------------------------------------------------------------------
Alltel Corp.                                 2,916         122,647
AT&T Corp.                                  23,505         287,231
BellSouth Corp.                             12,598         293,785
CenturyTel Inc.                              1,345          36,382
SBC Communications Inc.                     22,431         554,943
Sprint Corp. (FON Group)                     4,993          57,919
------------------------------------------------------------------
                                                          1,352,90
------------------------------------------------------------------

TEXTILES - 0.11%
------------------------------------------------------------------
Cintas Corp.                                 1,470          64,695
G&K Services Inc. "A"                        1,105          35,404
UniFirst Corp.                               1,941          45,089
------------------------------------------------------------------
                                                           145,188
------------------------------------------------------------------

TOBACCO - 0.54%
------------------------------------------------------------------
Philip Morris Companies Inc.                12,309         615,450
UST Inc.                                     2,018          70,045
------------------------------------------------------------------
                                                           685,495
------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.07%
------------------------------------------------------------------
Hasbro Inc.                                  3,156          41,501
Marvel Enterprises Inc. "C"
   Warrants (Expires 10/02/02)/(1)/              9              --
Mattel Inc.                                  2,354          45,738
------------------------------------------------------------------
                                                            87,239
------------------------------------------------------------------

TRANSPORTATION - 0.52%
------------------------------------------------------------------
Arkansas Best Corp./(1)/                     1,700          34,986
Burlington Northern Santa Fe Corp.           2,054          59,073
CSX Corp.                                    1,504          52,384
Dollar Thrifty Automotive Group Inc./(1)/    1,000     $    17,550
EGL Inc./(1)/                                1,600          17,872
FedEx Corp./(1)/                             2,632         124,625
Hunt (J.B.) Transport Services Inc./(1)/     1,600          37,936
Kansas City Southern Industries Inc.         2,135          32,345
Morgan Group Holding Co./(1)/                  227              45
Norfolk Southern Corp.                       2,659          55,653
Overseas Shipholding Group Inc.              1,800          31,572
Union Pacific Corp.                          1,797         108,808
USFreightways Corp.                          1,900          51,300
Yellow Corp./(1)/                            1,700          37,893
------------------------------------------------------------------
                                                           662,042
------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
------------------------------------------------------------------
Interpool Inc.                               1,102          14,668
------------------------------------------------------------------
                                                            14,668
------------------------------------------------------------------

WATER - 0.03%
------------------------------------------------------------------
Middlesex Water Co.                          1,807          42,284
------------------------------------------------------------------
                                                            42,284
------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $67,538,737)                                     58,139,114
------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 13.14%

AUSTRALIA - 0.52%
------------------------------------------------------------------
Coles Myer Ltd. ADR                          2,154          54,432
National Australia Bank ADR                  2,429         232,552
News Corporation Ltd. ADR                    1,839          39,539
Rio Tinto PLC ADR                            2,034         144,821
Sons of Gwalia Ltd.                         20,416          52,969
Westpac Banking Corp. ADR                    3,428         142,262
------------------------------------------------------------------
                                                           666,575
------------------------------------------------------------------

CANADA - 0.14%
------------------------------------------------------------------
Alcan Aluminum Ltd.                          2,121          59,727
Barrick Gold Corp.                           3,772          60,616
Inco Ltd. /(1)/                              2,852          51,307
Nortel Networks Corp./(1)/                  16,143          16,950
------------------------------------------------------------------
                                                           188,600
------------------------------------------------------------------

DENMARK - 0.40%
------------------------------------------------------------------
Novo-Nordisk A/S ADR                        13,493         407,893
TDC A/S ADR                                  6,983          95,946
------------------------------------------------------------------
                                                           503,839
------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                    Shares           Value
------------------------------------------------------------------

FINLAND - 0.29%
------------------------------------------------------------------
Comptel OYJ                                 25,972     $    24,707
Nokia OYJ ADR                                9,483         126,029
Outokumpu OYJ                                1,044          11,170
Rautaruukki OYJ                             14,863          62,240
Stora Enso OYJ "R"                             806           8,900
TietoEnator OYJ                                808          12,441
Uponor OYJ                                   5,616         113,732
------------------------------------------------------------------
                                                           359,219
------------------------------------------------------------------

FRANCE - 1.07%
------------------------------------------------------------------
Alcatel SA ADR                               8,456          42,534
Aventis SA ADR                               5,088         299,480
AXA-UAP ADR                                  9,535         130,630
BNP Paribas SA                               3,111         145,104
France Telecom SA ADR                        1,356          17,262
LVMH Moet-Hennessy Louis Vuitton ADR        10,695          90,373
Societe Generale "A"                           745          44,166
STMicroelectronics NV                        1,504          30,384
Total Fina SA ADR                            7,628         544,029
Total Fina SA Warrants (Expires 08/08/03)       81           1,972
Vivendi Universal SA ADR                     1,492          19,336
------------------------------------------------------------------
                                                         1,365,270
------------------------------------------------------------------

GERMANY - 0.80%
------------------------------------------------------------------
Bayer AG                                       314           7,461
DaimlerChrysler AG                           8,223         352,438
Deutsche Bank AG                             2,524         156,413
Deutsche Telekom AG ADR                      8,004          88,044
E.ON AG                                      4,392         226,302
RWE AG                                       1,286          47,231
SAP AG ADR                                   2,437          46,912
Siemens AG                                   1,659          78,193
------------------------------------------------------------------
                                                         1,002,994
------------------------------------------------------------------

HONG KONG - 0.21%
------------------------------------------------------------------
Bank of East Asia Ltd.                      25,200          47,977
Cheung Kong (Holdings) Ltd.                  1,000           7,147
CLP Holdings Ltd.                            7,000          28,180
Hang Seng Bank Ltd.                            900           9,664
Hong Kong & China Gas Co. Ltd.              47,300          63,370
Hongkong Electric Holdings Ltd.              7,500          29,231
Sun Hung Kai Properties Ltd.                 1,000           6,474
Swire Pacific Ltd. "A"                       7,500          33,943
Wharf Holdings Ltd.                         11,000          22,917
------------------------------------------------------------------
                                                           248,903
------------------------------------------------------------------

IRELAND - 0.23%
------------------------------------------------------------------
Allied Irish Banks PLC ADR                  11,399         295,576
------------------------------------------------------------------
                                                           295,576
------------------------------------------------------------------

ITALY - 0.56%
------------------------------------------------------------------
Assicurazioni Generali SpA                     370           7,032
Autostrade SpA                               6,777          58,088
Benetton Group SpA ADR                       4,882         113,507
ENI-Ente Nazionale Idrocarburi SpA ADR       1,560         117,624
Fiat SpA ADR                                 4,478          51,139
IntesaBci SpA                               14,435          35,249
San Paolo-IMI SpA ADR                        5,997         100,810
Seat-Pagine Gialle SpA/(1)/                 41,059          25,610
Unicredito Italiano SpA                     52,793         199,848
------------------------------------------------------------------
                                                           708,907
------------------------------------------------------------------

JAPAN - 2.65%
------------------------------------------------------------------
Canon Inc. ADR                               3,272         112,033
Daiwa Securities Group Inc.                 11,000          57,150
Fuji Photo Film Co. Ltd. ADR                 2,462          76,741
Hitachi Ltd. ADR                             1,460          77,979
Honda Motor Company Ltd. ADR                 6,620         140,344
Ito-Yokado Co. Ltd. ADR                      3,001         129,763
Japan Air Lines ADR                         19,081          92,352
Kirin Brewery Co. Ltd. ADR                   2,412         155,574
Kubota Corp. ADR                            11,128         160,800
Kyocera Corp. ADR                            1,046          73,157
Makita Corp. ADR                             3,040          18,027
Matsushita Electric Industrial Co. Ltd. ADR  7,599          93,088
Millea Holdings Inc. ADR                     6,642         270,329
Mitsubishi Corp. ADR                         8,741         115,818
Mitsui & Co. ADR                             1,172         125,369
Murata Manufacturing Co. Ltd.                1,000          56,678
NEC Corp. ADR                               11,218          61,811
Nikko Cordial Corp.                         11,000          45,924
Nintendo Co. Ltd.                              300          36,284
Nippon Steel Corp.                          31,000          43,664
Nippon Telegraph & Telephone Corp. ADR       6,022         119,898
Nissan Motor Co. Ltd. ADR                   10,428         153,907
Nomura Holdings Inc.                         6,000          79,096
NTT DoCoMo Inc.                                 39          82,891
Pioneer Corp. ADR                            4,237          74,444
Ricoh Corp. Ltd. ADR                         1,292         114,988
Rohm Co. Ltd.                                  600          81,879
Secom Co. Ltd.                               2,000          92,270
Seven-Eleven Japan Co. Ltd.                  1,000          36,689
Shin-Etsu Chemical Co. Ltd.                  1,300          46,928
Sony Corp. ADR                               1,998          86,933
Sumitomo Mitsui Banking Corp.                9,000          46,228
Takeda Chemical Industries Ltd.              1,000          42,255
Takefuji Corp.                                 490          33,434
Tokyo Electric Power Co. Inc. (The)          2,800          57,740
Tokyo Electron Ltd.                          1,100          50,749
Toyota Motor Corp. ADR                       4,345         217,424

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                    Shares           Value
------------------------------------------------------------------

JAPAN (Continued)
------------------------------------------------------------------
UFJ Holdings Inc.                               11      $   24,771
------------------------------------------------------------------
                                                         3,385,409
------------------------------------------------------------------

NETHERLANDS - 1.25%
------------------------------------------------------------------
Abn Amro Holding NV ADR                      9,233         149,944
Aegon NV ADR                                 4,571          66,325
Akzo Nobel NV ADR                            2,640          99,396
ING Groep NV ADR                             3,618          79,343
Koninklijke Ahold NV ADR                     6,465         109,905
Koninklijke (Royal) KPN NV/(1)/             19,047         104,418
Koninklijke (Royal) Philips
   Electronics NV - NY Shares                4,729          95,526
Reed Elsevier NV ADR                         8,240         210,120
Royal Dutch Petroleum Co.                    6,534         294,763
Royal Dutch Petroleum Co. - NY Shares        3,834         173,297
Unilever NV - CVA                            1,104          65,232
Unilever NV - NY Shares                      2,150         127,216
------------------------------------------------------------------
                                                         1,575,485
------------------------------------------------------------------

NEW ZEALAND - 0.03%
------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR        2,178          41,382
------------------------------------------------------------------
                                                            41,382
------------------------------------------------------------------

PORTUGAL - 0.03%
------------------------------------------------------------------
Banco Comercial Portugues ADR                2,762          38,143
------------------------------------------------------------------
                                                            38,143
------------------------------------------------------------------

SINGAPORE - 0.11%
------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd. ADR/(1)/               1,089          12,905
Haw Par Corp. Ltd.                          48,000         117,953
United Overseas Bank Ltd.                    2,000          15,087
------------------------------------------------------------------
                                                           145,945
------------------------------------------------------------------

SPAIN - 0.33%
------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR       8,683          84,920
Banco Santander Central Hispano SA ADR      25,209         166,884
Repsol SA ADR                                5,256          68,643
Telefonica SA ADR                            3,876         106,823
------------------------------------------------------------------
                                                           427,270
------------------------------------------------------------------

SWEDEN - 0.36%
------------------------------------------------------------------
Hennes & Mauritz AB "B"                        505           9,280
Hoganas AB "B"                               5,606         105,403
Nordea AB                                    2,015           9,466
Sapa AB                                      9,671         179,257
Securitas AB "B"                               559           8,694
SSAB Svenskt Stal AB "A"                     5,278          53,132
SSAB Svenskt Stal AB "B"                     5,413          51,031
Svenska Cellulosa AB "B"                       398          13,588
Telefonaktiebolaget LM Ericsson AB ADR      23,122          16,879
Telefonaktiebolaget LM Ericsson Rights/(2)/ 23,122           7,168
------------------------------------------------------------------
                                                           453,898
------------------------------------------------------------------

SWITZERLAND - 1.01%
------------------------------------------------------------------
Adecco SA ADR                                6,256          69,504
Centerpulse Ltd. ADR                         3,145          46,074
Credit Suisse Group/(1)/                     2,871          66,770
Lonza AG                                     3,620         231,097
Nestle SA                                    1,397         299,759
Novartis AG                                  6,167         250,272
Roche Holding AG - Genusschein               1,101          79,054
Swiss Re                                       724          51,141
UBS AG - Registered/(1)/                     3,059         144,118
Zurich Financial Services AG                   414          40,968
------------------------------------------------------------------
                                                         1,278,757
------------------------------------------------------------------

UNITED KINGDOM - 3.15%
------------------------------------------------------------------
AstraZeneca PLC ADR                          5,300         154,495
Aviva PLC                                    8,561          66,083
Barclays PLC ADR                             7,256         209,698
BHP Billiton PLC                            10,837          51,129
BP PLC                                      21,076         163,175
BP PLC ADR                                   4,878         228,290
British American Tobacco PLC                16,000         185,876
British Sky Broadcasting PLC ADR             1,435          81,078
British Telecom PLC ADR(1)                   3,066          95,843
Cadbury Schweppes PLC ADR                    6,075         178,362
Diageo PLC ADR                               8,530         412,084
GlaxoSmithKline PLC ADR                     13,626         516,289
Hanson PLC ADR                               5,207         158,605
HBOS PLC                                    15,403         172,507
Hong Kong & Shanghai Banking ADR             1,585          90,599
HSBC Holdings PLC                           14,264         162,288
Lloyds TSB Group PLC                        12,355         106,836
Reuters Group PLC ADR                        1,502          39,923
Royal Bank of Scotland Group PLC             8,332         198,874
Shell Transport & Trading Co. PLC           20,821         139,622
Tesco PLC                                   31,060         101,619
Unilever PLC                                13,800         125,735
Vodafone Group PLC                          72,164         115,538

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

                                         Shares or
Security                               Face Amount           Value
------------------------------------------------------------------

UNITED KINGDOM (Continued)
------------------------------------------------------------------
Vodafone Group PLC ADR                      14,928     $   238,699
------------------------------------------------------------------
                                                         3,993,247
------------------------------------------------------------------

TOTAL INTERNATIONAL
COMMON STOCKS
(Cost: $20,626,975)                                     16,679,419
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $88,165,712)                                     74,818,533
------------------------------------------------------------------

PREFERRED STOCKS - 0.00%

AUSTRALIA - 0.00%
------------------------------------------------------------------
News Corporation Ltd.                        1,583           6,871
------------------------------------------------------------------
                                                             6,871
------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $10,262)                                              6,871
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 39.70%
------------------------------------------------------------------
U.S. Treasury Bonds
   10.75%, 08/15/05                    $   900,000       1,109,812
   11.88%, 11/15/03                        590,000         660,523
   12.38%, 05/15/04                        600,000         703,594
U.S. Treasury Notes
     2.75%, 10/31/03                     3,550,000       3,591,045
     4.25%, 11/15/03                     1,350,000       1,389,604
     4.75%, 02/15/04                     4,900,000       5,102,507
     5.00%, 02/15/11                     1,610,000       1,724,712
     5.00%, 08/15/11                     3,100,000       3,316,033
     5.25%, 05/15/04                     5,400,000       5,694,257
     5.50%, 05/15/09                     1,230,000       1,361,504
     5.63%, 05/15/08                     3,470,000       3,852,377
     5.75%, 08/15/03                     1,300,000       1,348,953
     5.75%, 11/15/05                     3,140,000       3,442,225
     5.75%, 08/15/10                     1,100,000       1,235,266
     5.88%, 02/15/04                     1,450,000       1,532,752
     6.00%, 08/15/04                     3,300,000       3,545,180
     6.00%, 08/15/09                     1,220,000       1,384,557
     6.13%, 08/15/07                     1,550,000       1,752,106
     6.50%, 10/15/06                     2,800,000       3,180,405
     6.75%, 05/15/05                     2,490,000       2,771,293
     7.88%, 11/15/04                     1,600,000       1,792,250
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $48,083,039)                                     50,490,955
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.50%
------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market
   Fund, Institutional Shares            3,515,677       3,515,677
Dreyfus Money Market Fund                  394,678         394,678
General Electric Commercial Paper
   1.77%, 09/06/02                       2,500,000       2,500,000
Goldman Sachs Financial Square
   Prime Obligation Fund                    15,275          15,275
Providian Temp Cash Money
Market Fund                                571,602         571,602
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $6,997,232)                                       6,997,232
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 104.03%
(Cost $143,256,245)                                    132,313,591
------------------------------------------------------------------

Other Assets, Less Liabilities - (4.03%)                (5,130,689)
------------------------------------------------------------------

NET  ASSETS - 100.00% $ 127,182,902
==================================================================

/(1)/  Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).


The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments
August 31, 2002 (Unaudited)

Security                                    Shares           Value
------------------------------------------------------------------

COMMON STOCKS - 73.03%

U.S. COMMON STOCKS - 57.64%

ADVERTISING - 0.13%
------------------------------------------------------------------
Interpublic Group of Companies Inc.          7,482     $   136,397
Omnicom Group Inc.                           3,790         229,295
TMP Worldwide Inc./(1)/                      2,055          22,441
------------------------------------------------------------------
                                                           388,133
------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.91%
------------------------------------------------------------------
Boeing Co.                                  16,638         616,771
General Dynamics Corp.                       3,407         267,926
Goodrich (B.F.) Co.                          2,186          45,622
L-3 Communications Holdings Inc./(1)/        1,300          66,157
Lockheed Martin Corp.                        7,483         473,824
Northrop Grumman Corp.                       2,260         277,528
Raytheon Co.                                 6,680         233,800
Rockwell Collins                             3,973          84,426
United Technologies Corp.                   10,099         599,780
------------------------------------------------------------------
                                                         2,665,834
------------------------------------------------------------------

AIRLINES - 0.10%
------------------------------------------------------------------
AMR Corp./(1)/                               2,821          28,746
Delta Air Lines Inc.                         2,362          41,500
Northwest Airlines Corp. "A"/(1)/              985          10,017
Southwest Airlines Co.                      14,252         202,521
UAL Corp.                                    2,815           8,079
------------------------------------------------------------------
                                                           290,863
------------------------------------------------------------------

APPAREL - 0.19%
------------------------------------------------------------------
Jones Apparel Group Inc./(1)/                2,883         104,047
Liz Claiborne Inc.                           3,460          97,641
Nike Inc.  "B"                               5,201         224,579
VF Corp.                                     3,181         129,180
------------------------------------------------------------------
                                                           555,447
------------------------------------------------------------------

AUTO MANUFACTURERS - 0.32%
------------------------------------------------------------------
Ford Motor Company                          26,916         316,801
General Motors Corp.  "A"                    9,973         477,308
Navistar International Corp.                 2,294          57,350
PACCAR Inc.                                  2,866         101,198
------------------------------------------------------------------
                                                           952,657
------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.26%
------------------------------------------------------------------
BorgWarner Inc.                              1,700         102,408
Dana Corp.                                   4,828          81,786
Delphi Automotive Systems Corp.              9,252          90,207
Goodyear Tire & Rubber Co.                   3,998          54,053
IMPCO Technologies Inc./(1)/                 2,400          12,192
Lear Corp./(1)/                              1,651          76,937
Standard Motor Products Inc.                 5,802          82,678
TRW Inc.                                     3,261         187,181
Visteon Corp.                                6,236          71,028
------------------------------------------------------------------
                                                           758,470
------------------------------------------------------------------

BANKS - 5.51%
------------------------------------------------------------------
ABC Bancorp                                  1,727          23,366
AmericanWest Bancorporation/(1)/             1,235          16,453
AmSouth Bancorp                              6,693         150,392
Associated Bancorp                           3,201         111,427
Bank of America Corp.                       27,814       1,949,205
Bank of New York Co. Inc.                   13,140         461,871
Bank One Corp.                              20,270         830,056
BB&T Corp.                                   7,848         298,616
Bryn Mawr Bank Corp.                         1,230          48,031
Cascade Bancorp                              6,223          95,274
Cavalry Bancorp Inc.                            47             607
Charter One Financial Inc.                   4,435         149,459
City National Corp.                          2,593         139,815
CoBiz Inc.                                   2,650          41,075
Columbia Bancorp                             3,179          63,898
Comerica Inc.                                2,911         170,293
Commerce Bancshares Inc.                     3,203         137,569
Compass Bancshares Inc.                      3,173         106,581
Connecticut Bankshares Inc.                  5,762         206,856
Fifth Third Bancorp                          9,600         644,928
First M&F Corp.                                861          21,353
First Oak Brook Bancshares "A"               1,230          39,667
First Place Financial Corp.                  5,134          89,845
First Security Financial Inc.                   99           2,124
First Tennessee National Corp.               3,599         137,842
First Virginia Banks Inc.                    3,970         155,862
FirstMerit Corp.                             3,071          76,560
FleetBoston Financial Corp.                 15,755         380,168
Fulton Financial Corp.                       3,825          71,528
German American Bancorp                      2,161          38,142
Golden West Financial Corp.                  2,039         138,632
GreenPoint Financial Corp.                   2,025         103,275
Heritage Financial Corp.                        80           1,298
Hibernia Corp. "A"                           4,713          98,596
Horizon Financial Corp.                     39,596         506,829
Huntington Bancshares Inc.                   5,164         104,261
ITLA Capital Corp./(1)/                      1,298          38,382
JP Morgan Chase & Co.                       37,190         981,816
M&T Bank Corp.                               1,869         160,360
Marshall & Ilsley Corp.                      5,968         182,621
Mellon Financial Corp.                       6,580         181,937
Mercantile Bankshares Corp.                  2,844         115,665
National City Corp.                          8,068         251,480
National Commerce Financial Corp.            4,595         127,190
North Fork Bancorp                           4,372         183,493
Northern Trust Corp.                         3,941         168,438
Oak Hill Financial Inc.                         61           1,357

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                    Shares           Value
------------------------------------------------------------------

BANKS (Continued)
------------------------------------------------------------------
Ohio Valley Bancorp                            300     $     7,050
Peoples Bancorp Inc.                         1,337          36,794
PNC Financial Services Group                 3,314         152,742
Prosperity Bancshares Inc.                   8,390         159,913
Regions Financial Corp.                      4,842         172,956
SouthTrust Corp.                             5,787         151,851
Sovereign Bancorp Inc.                       8,016         122,805
State Bancorp Inc.                           1,249          22,270
State Street Corp.                           5,113         221,495
SunTrust Banks Inc.                          4,378         295,559
Synovus Financial Corp.                      5,286         127,763
TCF Financial Corp.                          2,339         113,675
Trustmark Corp.                              5,331         132,369
U.S. Bancorp                                29,630         636,749
Union Planters Corp.                         4,066         126,290
Valley National Bancorp                      7,055         200,997
Vista Bancorp Inc.                           2,659          69,932
Wachovia Corp.                              22,586         832,294
Washington Mutual Inc.                      17,943         678,425
Wells Fargo & Company                       31,397       1,638,609
Wilmington Trust Corp.                       3,658         113,983
Zions Bancorp                                2,325         126,991
------------------------------------------------------------------
                                                        16,146,005
------------------------------------------------------------------

BEVERAGES - 1.45%
------------------------------------------------------------------
Anheuser-Busch Companies Inc.               13,301         707,081
Brown-Forman Corp.  "B"                        858          60,429
Coca-Cola Co.                               40,365       2,058,615
Coca-Cola Enterprises Inc.                   8,045         162,589
Coors (Adolf) Company  "B"                     317          19,036
Pepsi Bottling Group Inc.                    3,900         113,880
PepsiAmericas Inc.                           3,757          53,800
PepsiCo Inc.                                27,091       1,071,449
------------------------------------------------------------------
                                                         4,246,879
------------------------------------------------------------------

BIOTECHNOLOGY - 0.64%
------------------------------------------------------------------
Amgen Inc./(1)/                             21,836         983,275
Applera Corp. - Celera Genomics
   Group/(1)/                                3,155          29,815
Biogen Inc./(1)/                             2,757          92,359
Cephalon Inc./(1)/                           1,500          65,250
Chiron Corp./(1)/                            4,308         163,230
CuraGen Corp./(1)/                           1,949          11,324
Gene Logic Inc./(1)/                         2,992          23,966
Genentech Inc./(1)/                          4,435         145,424
Genzyme Corp. - General Division/(1)/        4,271          88,324
Human Genome Sciences Inc./(1)/              2,330          35,090
IDEC Pharmaceuticals Corp./(1)/              2,641         106,115
Immunomedics Inc./(1)/                       1,487           8,550
Incyte Genomics Inc./(1)/                    2,261          13,837
Millennium Pharmaceuticals Inc./(1)/         5,643          69,183
Protein Design Labs Inc./(1)/                2,362          24,473
ViroLogic Inc./(1)/                          1,658           1,807
------------------------------------------------------------------
                                                         1,862,022
------------------------------------------------------------------

BUILDING MATERIALS - 0.16%
------------------------------------------------------------------
American Standard Companies Inc./(1)/        1,502         107,588
Masco Corp.                                  7,973         192,628
Texas Industries Inc.                        3,600         101,196
Vulcan Materials Co.                         1,946          75,933
------------------------------------------------------------------
                                                           477,345
------------------------------------------------------------------

CHEMICALS - 0.97%
------------------------------------------------------------------
Air Products & Chemicals Inc.                3,453         161,980
Ashland Inc.                                 1,933          55,400
Cabot Corp.                                  2,044          48,729
Cabot Microelectronics Corp./(1)/            1,502          63,760
Crompton Corp.                               5,117          57,055
Dow Chemical Co.                            13,307         402,138
Du Pont (E.I.) de Nemours                   16,267         655,723
Eastman Chemical Co.                         1,601          71,837
Engelhard Corp.                              2,696          70,527
Great Lakes Chemical Corp.                   2,521          72,504
Hawkins Inc.                                    71             635
Hercules Inc./(1)/                           3,071          32,245
IMC Global Inc.                              4,536          60,057
Landec Corp./(1)/                              572           1,240
Lubrizol Corp.                               2,906          90,667
Millennium Chemicals Inc.                    5,399          71,807
Monsanto Co.                                 3,712          68,189
PPG Industries Inc.                          2,909         163,689
Praxair Inc.                                 2,479         138,898
Rogers Corp./(1)/                            1,500          41,250
Rohm & Haas Co. "A"                          4,036         146,870
Sherwin-Williams Co.                         4,080         110,160
Sigma-Aldrich Corp.                          2,109         107,559
Solutia Inc.                                 2,516          16,354
Valspar Corp. (The)                          2,515         101,958
Vertex Pharmaceuticals Inc./(1)/             1,955          38,904
------------------------------------------------------------------
                                                         2,850,135
------------------------------------------------------------------

COMMERCIAL SERVICES - 0.95%
------------------------------------------------------------------
Apollo Group Inc. "A"/(1)/                   5,200         217,516
Arbitron Inc./(1)/                           2,034          67,122
Block (H & R) Inc.                           4,012         196,187
Caremark Rx Inc./(1)/                        3,127          50,657
Cendant Corp./(1)/                          16,572         237,145
Concord EFS Inc./(1)/                        9,466         193,485
Convergys Corp./(1)/                         3,984          71,274
CorVel Corp./(1)/                            1,282          37,178
Deluxe Corp.                                 3,802         172,839
Donnelley (R.R.) & Sons Co.                  3,343          88,188
Dun & Bradstreet Corp./(1)/                  2,494          88,013

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                    Shares           Value
------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
------------------------------------------------------------------
Ecolab Inc.                                  2,023      $   91,116
Equifax Inc.                                 3,721          86,625
First Health Group Corp./(1)/                3,380          89,604
Landauer Inc.                                3,404         111,345
Manpower Inc.                                2,676          88,629
McKesson Corp.                               5,526         185,342
Moody's Corp.                                3,899         188,400
MPS Group Inc./(1)/                          3,618          19,356
Paychex Inc.                                 7,207         168,644
Plexus Corp./(1)/                            1,949          28,494
Quintiles Transnational Corp. Inc./(1)/      2,427          24,343
Robert Half International/(1)/               4,899          84,851
Scient Inc.                                     97              --
ServiceMaster Co.                            6,219          69,155
Valassis Communications Inc./(1)/            1,615          60,789
Viad Corp.                                   2,936          64,974
------------------------------------------------------------------
                                                         2,781,271
------------------------------------------------------------------

COMPUTERS - 2.85%
------------------------------------------------------------------
Affiliated Computer Services Inc. "A"/(1)/   2,600         115,700
Apple Computer Inc./(1)/                     7,208         106,318
Brocade Communications Systems Inc./(1)/     5,198          75,215
Ceridian Corp./(1)/                          2,968          47,696
Cisco Systems Inc./(1)/                    124,478       1,720,286
Commerce One Inc./(1)/                       1,973             784
Computer Sciences Corp./(1)/                 3,100         114,173
Dell Computer Corp./(1)/                    43,187       1,149,638
Diebold Inc.                                 2,698          97,236
DST Systems Inc./(1)/                        2,011          68,535
Echelon Corp./(1)/                           2,649          34,066
Electronic Data Systems Corp.               10,244         412,423
EMC Corp./(1)/                              35,215         238,053
Enterasys Networks Inc./(1)/                 3,644           3,680
Entrust Inc./(1)/                            1,224           5,237
Extreme Networks Inc./(1)/                   3,155          29,752
Gateway Inc./(1)/                            5,294          18,529
Hewlett-Packard Co.                         52,419         703,987
International Business Machines Corp.       30,900       2,329,242
Internet Security Systems Inc./(1)/          1,781          27,036
Intraware Inc./(1)/                          1,087           1,141
Juniper Networks Inc./(1)/                   7,827          56,902
Lexmark International Group Inc. "A"/(1)/    2,596         122,531
McDATA Corp.  "A "/(1)/                      2,565          24,547
NCR Corp./(1)/                               2,507          70,447
Network Appliance Inc./(1)/                  6,386          60,922
Palm Inc./(1)/                              11,885           9,033
Quantum DLT & Storage Group/(1)/             4,547          13,414
Redback Networks Inc./(1)/                   1,155           1,178
Riverstone Networks Inc./(1)/                1,613           1,452
RSA Security Inc./(1)/                       1,619           3,821
SanDisk Corp./(1)/                           2,581          41,838
Sapient Corp./(1)/                           2,447           3,108
Seagate Technology Inc.                      4,153              --
Sun Microsystems Inc./(1)/                  53,479         197,338
SunGard Data Systems Inc./(1)/               6,156         151,745
Synopsys Inc./(1)/                           1,681          72,535
3Com Corp./(1)/                              4,989          24,596
Unisys Corp./(1)/                            5,483          48,799
VeriSign Inc./(1)/                           5,223          37,501
Veritas Software Corp./(1)/                  7,405         120,331
------------------------------------------------------------------
                                                         8,360,765
------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.23%
------------------------------------------------------------------
Avon Products Inc.                           4,014         195,642
Colgate-Palmolive Co.                        9,546         520,734
Estee Lauder Companies Inc. "A"              1,425          42,679
Gillette Co.                                16,060         506,372
International Flavors & Fragrances Inc.      2,398          77,335
Kimberly-Clark Corp.                         8,448         505,528
Procter & Gamble Co.                        19,673       1,744,011
------------------------------------------------------------------
                                                         3,592,301
------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.20%
------------------------------------------------------------------
Costco Wholesale Corp./(1)/                  7,664         256,054
Fastenal Co.                                 2,062          72,624
Genuine Parts Co.                            3,081         102,443
Grainger (W.W.) Inc.                         2,271         102,309
Tech Data Corp./(1)/                         1,759          58,170
------------------------------------------------------------------
                                                           591,600
------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.81%
------------------------------------------------------------------
American Express Co.                        23,295         840,018
Atalanta Sosnoff Capital Corp.                 500           4,750
Bear Stearns Companies Inc.                  2,258         144,354
Capital One Financial Corp.                  3,696         131,836
Citigroup Inc.                              98,605       3,229,314
Countrywide Credit Industries Inc.           2,437         127,918
E*TRADE Group Inc./(1)/                     12,879          55,895
Edwards (A.G.) Inc.                          2,374          89,357
Fannie Mae                                  15,969       1,210,131
Federated Investors Inc. "B"                 3,141          91,717
Franklin Resources Inc.                      4,644         162,540
Freddie Mac                                 13,171         844,261
Goldman Sachs Group Inc. (The)               9,390         725,847
Household International Inc.                 8,833         318,960
Knight Trading Group Inc./(1)/               1,767           7,474
Legg Mason Inc.                              2,233         107,787
Lehman Brothers Holdings Inc.                5,122         292,005
MBNA Corp.                                  19,908         402,142
Merrill Lynch & Co. Inc.                    18,486         669,563
Metris Companies Inc.                        1,101           4,404

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                    Shares           Value
------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.            21,745    $    928,946
Providian Financial Corp.                    4,743          26,940
Sanders Morris Harris Group Inc./(1)/        4,659          27,907
Schwab (Charles) Corp.                      23,865         219,081
SLM Corp.                                    2,947         270,093
Stifel Financial Corp.                       4,416          57,408
Stilwell Financial Inc.                      4,559          63,552
T. Rowe Price Group Inc.                     3,050          86,284
World Acceptance Corp./(1)/                  3,873          30,016
------------------------------------------------------------------
                                                        11,170,500
------------------------------------------------------------------

ELECTRIC - 1.36%
------------------------------------------------------------------
AES Corp./(1)/                               9,170          27,693
Ameren Corp.                                 3,263         143,731
American Electric Power Inc.                 4,963         169,238
Calpine Corp./(1)/                           5,088          24,829
Cinergy Corp.                                4,045         139,148
CMS Energy Corp.                             2,437          25,735
Consolidated Edison Inc.                     4,473         182,006
Constellation Energy Group Inc.              3,597         100,752
Dominion Resources Inc.                      3,983         249,774
DQE Inc.                                     4,100          61,541
DTE Energy Co.                               4,098         175,845
Duke Energy Corp.                           12,551         336,743
Edison International/(1)/                    6,610          79,188
Entergy Corp.                                4,562         192,471
Exelon Corp.                                 5,210         243,932
FirstEnergy Corp.                            6,656         219,648
FPL Group Inc.                               3,241         184,996
Mirant Corp./(1)/                            8,704          32,901
NiSource Inc.                                3,149          62,634
PG&E Corp./(1)/                              6,797          77,146
Pinnacle West Capital Corp.                  2,058          68,758
PPL Corp.                                    4,757         172,917
Progress Energy Inc.                         4,670         217,248
Public Service Enterprise Group Inc.         3,158         111,162
Reliant Energy Inc.                          5,613          66,514
Southern Co.                                11,821         342,336
TXU Corp.                                    4,304         208,141
Xcel Energy Inc.                             5,734          55,390
------------------------------------------------------------------
                                                         3,972,417
------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.20%
------------------------------------------------------------------
American Power Conversion Corp./(1)/         4,905          61,362
Emerson Electric Co.                         8,120         396,094
Evercel Inc./(1)/                               58             106
Molex Inc.                                   4,212         125,096
Power-One Inc./(1)/                          1,430           6,049
------------------------------------------------------------------
                                                           588,707

ELECTRONICS - 0.38%
------------------------------------------------------------------
Agilent Technologies Inc./(1)/               7,897         106,057
Applera Corp. - Applied
   Biosystems Group                          3,739          74,070
Arrow Electronics Inc./(1)/                  2,893          47,127
Badger Meter Inc.                            1,300          43,225
Fairchild Semiconductor
   International Corp. "A "/(1)/             3,300          39,831
Jabil Circuit Inc./(1)/                      4,530          84,756
Johnson Controls Inc.                        2,004         172,925
Millipore Corp.                              1,623          57,276
Parker Hannifin Corp.                        2,923         118,557
PerkinElmer Inc.                             2,415          13,765
Sanmina-SCI Corp./(1)/                      10,043          35,552
Solectron Corp./(1)/                        13,777          51,250
Symbol Technologies Inc.                     4,772          43,521
Tektronix Inc./(1)/                          2,909          50,500
Thermo Electron Corp./(1)/                   3,996          71,049
Vishay Intertechnology Inc./(1)/             2,514          36,000
Waters Corp./(1)/                            2,438          60,901
------------------------------------------------------------------
                                                         1,106,362
------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
------------------------------------------------------------------
Fluor Corp.                                  1,858          51,392
UNIFAB International Inc./(1)/               2,916           1,604
Washington Group Warrants
   (Expires 03/11/03)/(1)/                      27              --
------------------------------------------------------------------
                                                            52,996
------------------------------------------------------------------

ENTERTAINMENT - 0.08%
------------------------------------------------------------------
International Game Technology Inc./(1)/      2,254         145,789
International Speedway Corp. "A"             2,300          89,056
------------------------------------------------------------------
                                                           234,845
------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.12%
------------------------------------------------------------------
Allied Waste Industries Inc./(1)/            4,597          40,040
Waste Management Inc.                       12,181         309,763
------------------------------------------------------------------
                                                           349,803
------------------------------------------------------------------

FOOD - 1.21%
------------------------------------------------------------------
Albertson's Inc.                             7,079         182,072
Archer-Daniels-Midland Co.                  12,294         149,864
Campbell Soup Co.                            7,293         168,833
ConAgra Foods Inc.                           9,602         252,437
Flowers Foods Inc./(1)/                      3,083          70,909
General Mills Inc.                           5,856         246,479
Heinz (H.J.) Co.                             5,788         218,613
Hershey Foods Corp.                          2,126         161,045
Hormel Foods Corp.                           2,904          66,298
Kellogg Co.                                  7,732         248,661
Kroger Co./(1)/                             14,745         266,590
McCormick & Co. Inc.                         4,716         109,175

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

FOOD (Continued)
---------------------------------------------------------------------
Safeway Inc./(1)/                              10,415      $  268,915
Sara Lee Corp.                                 14,365         264,891
Smucker (J.M.) Co. (The)                        1,723          62,631
SUPERVALU Inc.                                  4,133          85,842
Sysco Corp.                                    11,202         317,689
Tyson Foods Inc. "A"                            3,009          37,372
Whole Foods Market Inc./(1)/                    2,099          93,741
Winn-Dixie Stores Inc.                          4,064          65,634
Wrigley (William Jr.) Co.                       4,212         214,433
---------------------------------------------------------------------
                                                            3,552,124
---------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.31%
---------------------------------------------------------------------
Boise Cascade Corp.                             1,900          51,395
Bowater Inc.                                    1,527          62,424
Georgia-Pacific Corp.                           4,034          84,916
International Paper Co.                         7,129         268,407
MeadWestvaco Corp.                              4,735         110,278
Plum Creek Timber Co. Inc.                      2,985          76,834
Temple-Inland Inc.                              1,364          69,769
Weyerhaeuser Co.                                3,427         186,806
---------------------------------------------------------------------
                                                              910,829
---------------------------------------------------------------------

GAS - 0.03%
---------------------------------------------------------------------
Sempra Energy                                   3,995          95,920
---------------------------------------------------------------------
                                                               95,920
---------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.10%
---------------------------------------------------------------------
Black & Decker Corp.                            2,614         117,290
SPX Corp./(1)/                                    744          80,798
Stanley Works (The)                             2,349          81,933
---------------------------------------------------------------------
                                                              280,021
---------------------------------------------------------------------

HEALTH CARE - 2.76%
---------------------------------------------------------------------
Aetna Inc.                                      3,246         138,312
American Retirement Corp./(1)/                  2,116           3,915
Apogent Technologies Inc./(1)/                  4,290          86,958
Bard (C.R.) Inc.                                1,274          69,739
Bausch & Lomb Inc.                              1,755          55,265
Baxter International Inc.                       9,884         358,690
Beckman Coulter Inc.                            2,467          98,655
Becton Dickinson & Co.                          5,172         157,901
Biomet Inc.                                     5,453         146,468
Boston Scientific Corp./(1)/                    6,773         197,433
Cyber-Care Inc./(1)/                            1,601             160
Enzon Inc./(1)/                                 1,924          42,328
Guidant Corp./(1)/                              5,488         201,958
HCA - The Healthcare Co.                       10,399         484,073
Health Management Associates Inc. "A "/(1)/     5,070          97,598
Health Net Inc./(1)/                            2,917          67,908
Healthsouth Corp./(1)/                          6,790          36,598
Humana Inc./(1)/                                4,790          63,707
Johnson & Johnson                              50,053       2,718,378
LCA-Vision Inc./(1)/                           10,781           7,870
Manor Care Inc./(1)/                            2,813          65,937
Medtronic Inc.                                 20,607         848,596
Oxford Health Plans Inc./(1)/                   2,698         109,404
Quest Diagnostics Inc./(1)/                     1,656          92,819
St. Jude Medical Inc./(1)/                      3,956         147,203
Stryker Corp./(1)/                              4,153         234,105
Tenet Healthcare Corp./(1)/                     9,990         471,228
UnitedHealth Group Inc.                         6,255         552,629
Universal Health Services Inc. "B"/(1)/         1,425          65,151
Viasys Healthcare Inc./(1)/                     2,881          46,816
WellPoint Health Networks Inc./(1)/             3,354         249,437
Zimmer Holdings Inc./(1)/                       4,922         181,622
---------------------------------------------------------------------
                                                            8,098,861
---------------------------------------------------------------------

HOME BUILDERS - 0.06%
---------------------------------------------------------------------
Clayton Homes Inc.                              5,750          76,303
Pulte Homes Inc.                                2,082          99,395
---------------------------------------------------------------------
                                                              175,698
---------------------------------------------------------------------

HOME FURNISHINGS - 0.14%
---------------------------------------------------------------------
Ethan Allen Interiors Inc.                      2,230          75,775
Leggett & Platt Inc.                            5,150         119,223
Maytag Corp.                                    3,009          98,214
Polycom Inc./(1)/                               2,161          21,199
Whirlpool Corp.                                 1,989         110,012
---------------------------------------------------------------------
                                                              424,423
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.24%
---------------------------------------------------------------------
Avery Dennison Corp.                            2,182         137,728
Clorox Co.                                      4,047         174,264
Fortune Brands Inc.                             3,006         157,725
Newell Rubbermaid Inc.                          5,098         176,391
Tupperware Corp.                                2,725          49,704
---------------------------------------------------------------------
                                                              695,812
---------------------------------------------------------------------

INSURANCE - 2.85%
---------------------------------------------------------------------
ACE Ltd.                                        4,500         143,145
AFLAC Inc.                                      7,932         242,799
Allmerica Financial Corp.                       1,877          41,763
Allstate Corp.                                 15,931         592,952
Ambac Financial Group Inc.                      1,846         106,163
American International Group Inc.              48,925       3,072,490
American National Insurance Co.                   949          72,361
AON Corp.                                       4,870          96,221
Ceres Group Inc./(1)/                           2,916           6,707
Chubb Corp.                                     3,260         201,761
CIGNA Corp.                                     4,200         357,504
Cincinnati Financial Corp.                      4,179         166,032
CNA Financial Corp./(1)/                        1,884          51,640

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares           Value
------------------------------------------------------------------

INSURANCE (Continued)
------------------------------------------------------------------
Hancock (John) Financial Services
   Inc.                                      5,216      $  158,306
Hartford Financial Services Group
   Inc.                                      4,830         241,597
Jefferson-Pilot Corp.                        2,657         111,913
Lincoln National Corp.                       2,960         109,668
Loews Corp.                                  2,930         153,854
Marsh & McLennan Companies
   Inc.                                      8,924         434,153
MBIA Inc.                                    2,546         117,014
MetLife Inc.                                11,556         311,088
MGIC Investment Corp.                        1,936         116,567
Old Republic International Corp.             2,192          70,363
PMI Group Inc. (The)                         2,086          70,715
Progressive Corp.                            3,836         206,185
Protective Life Corp.                        2,519          82,749
Radian Group Inc.                            1,691          73,491
SAFECO Corp.                                 3,760         124,494
St. Paul Companies Inc.                      3,029          92,142
Stewart Information Services
   Corp./(1)/                                3,067          54,899
Torchmark Corp.                              2,210          82,544
Travelers Property Casualty Corp.
   "A"                                       4,260          66,967
Travelers Property Casualty Corp.
   "B"                                       8,752         142,570
Unitrin Inc.                                 2,788          88,380
UNUMProvident Corp.                          4,636         107,370
XL Capital Ltd.  "A"                         2,700         198,747
------------------------------------------------------------------
                                                         8,367,314
------------------------------------------------------------------

IRON / STEEL - 0.07%
------------------------------------------------------------------
Allegheny Technologies Inc.                  3,799          33,013
Nucor Corp.                                  1,953          97,728
United States Steel Corp.                    4,693          64,435
------------------------------------------------------------------
                                                           195,176
------------------------------------------------------------------

LEISURE TIME - 0.23%
------------------------------------------------------------------
Callaway Golf Co.                            4,025          59,691
Carnival Corp.  "A"                         10,070         246,413
Harley-Davidson Inc.                         5,695         280,365
Sabre Holdings Corp./(1)/                    2,777          74,729
------------------------------------------------------------------
                                                           661,198
------------------------------------------------------------------

LODGING - 0.22%
------------------------------------------------------------------
Harrah's Entertainment Inc./(1)/             3,528         167,721
Hilton Hotels Corp.                          8,029          92,414
Mandalay Resort Group(1)                     2,636          79,344
Marriott International Inc.  "A"             4,773         156,220
Park Place Entertainment Corp./(1)/          5,994          56,044
Starwood Hotels & Resorts
   Worldwide Inc.                            4,065         104,796
------------------------------------------------------------------
                                                           656,539
------------------------------------------------------------------

MACHINERY - 0.30%
------------------------------------------------------------------
AGCO Corp./(1)/                              3,491          66,748
Caterpillar Inc.                             6,662         290,730
Deere & Co.                                  4,013         184,277
Dover Corp.                                  3,777         108,513
Hardinge Inc.                                1,304          11,084
Ingersoll-Rand Co.  "A"                      2,897         108,782
Kadant Inc.(1)                               2,901          44,211
Rockwell International Corp.                 4,173          76,867
------------------------------------------------------------------
                                                           891,212
------------------------------------------------------------------

MANUFACTURERS - 2.74%
------------------------------------------------------------------
Cooper Industries Inc.                       1,849          60,499
Crane Co.                                    2,322          53,058
Danaher Corp.                                2,643         158,976
Eastman Kodak Co.                            6,194         189,165
EnPro Industries Inc.                          437           1,722
FMC Corp./(1)/                                 948          26,838
General Electric Co.                       166,072       5,007,071
Honeywell International Inc.                13,859         415,077
Illinois Tool Works Inc.                     5,590         383,027
ITT Industries Inc.                          2,459         167,163
Pall Corp.                                   2,621          44,295
Quantum Fuel Systems
   Technologies Worldwide Inc.               1,774           5,056
Textron Inc.                                 2,674         103,885
3M Co.                                       6,624         827,669
Tyco International Ltd.                     38,027         596,644
------------------------------------------------------------------
                                                         8,040,145
------------------------------------------------------------------

MEDIA - 2.04%
------------------------------------------------------------------
AOL Time Warner Inc./(1)/                   80,016       1,012,202
Belo (A.H.) Corp.                            4,589         105,318
Cablevision Systems Corp./(1)/               2,292          21,843
Clear Channel Communications
   Inc./(1)/                                11,474         392,181
Comcast Corp.  "A"/(1)/                     17,543         418,050
Dow Jones & Co. Inc.                         2,484         105,694
Gannett Co. Inc.                             4,640         352,454
Gemstar-TV Guide International
   Inc./(1)/                                 4,845          19,961
Gray Television Inc  "B"                     3,767          44,262
Hispanic Broadcasting Corp./(1)/             3,557          68,828
Knight Ridder Inc.                           2,555         155,165
Liberty Media Corp. "A"/(1)/                40,100         335,236
McGraw-Hill Companies Inc.                   3,542         224,598
New York Times Co.  "A"                      3,805         179,596

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares           Value
------------------------------------------------------------------

MEDIA (Continued)
------------------------------------------------------------------
Readers Digest Association Inc.
   (The)  "A"                                2,477      $   42,307
Tribune Co.                                  5,715         238,373
UnitedGlobalCom Inc. "A"/(1)/                1,561           2,716
Univision Communications Inc./(1)/           4,091          95,320
USA Networks Inc./(1)/                       4,172          89,364
Viacom Inc.  "B"/(1)/                       31,061       1,264,183
Walt Disney Co. (The)                       37,374         586,024
Washington Post Company (The) "B"              151          97,697
Westwood One Inc./(1)/                       2,700          94,311
Young Broadcasting Inc.  "A"/(1)/            2,800          25,760
------------------------------------------------------------------
                                                         5,971,443
------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
------------------------------------------------------------------
Precision Castparts Corp.                    2,097          47,770
------------------------------------------------------------------
                                                            47,770
------------------------------------------------------------------

MINING - 0.21%
------------------------------------------------------------------
Alcoa Inc.                                  12,981         325,693
Arch Coal Inc.                               2,641          48,330
Newmont Mining Corp.                         6,524         185,855
Phelps Dodge Corp.                           1,913          61,809
------------------------------------------------------------------
                                                           621,687
------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.16%
------------------------------------------------------------------
Herman Miller Inc.                           3,490          54,060
HON Industries Inc.                          3,509          96,392
Imagistics International Inc./(1)/           2,517          47,571
Pitney Bowes Inc.                            4,972         180,235
Xerox Corp./(1)/                            14,334         100,481
------------------------------------------------------------------
                                                           478,739
------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.05%
------------------------------------------------------------------
Anadarko Petroleum Corp.                     4,854         216,683
Apache Corp.                                 3,236         178,174
Burlington Resources Inc.                    4,112         158,189
ChevronTexaco Corp.                         16,608       1,272,671
Conoco Inc.                                 11,941         293,152
Devon Energy Corp.                           3,560         167,320
Diamond Offshore Drilling Inc.                 729          16,286
ENSCO International Inc.                     3,409          90,918
EOG Resources Inc.                           3,278         114,206
Exxon Mobil Corp.                          112,244       3,979,050
Kerr-McGee Corp.                             2,360         110,566
Kinder Morgan Inc.                           3,244         133,620
Marathon Oil Corp.                           8,062         199,535
Murphy Oil Corp.                             2,354         201,620
Newfield Exploration Co./(1)/                3,500         118,650
Noble Drilling Corp.                         2,979          92,349
Noble Energy Inc.                            2,924          97,515
Occidental Petroleum Corp.                   7,218         214,375
Ocean Energy Inc.                            7,386         154,811
Phillips Petroleum Co.                       6,692         351,865
Pioneer Natural Resources Co./(1)/           4,544         113,100
Rowan Companies Inc./(1)/                    4,529          93,207
Sunoco Inc.                                  4,015         142,452
Transocean Sedco Forex Inc.                  4,898         120,001
Unocal Corp.                                 5,550         183,539
WD-40 Co.                                    4,362         114,808
------------------------------------------------------------------
                                                         8,928,662
------------------------------------------------------------------

OIL & GAS SERVICES - 0.33%
------------------------------------------------------------------
Baker Hughes Inc.                            4,104         112,860
BJ Services Co./(1)/                         3,557         108,524
Cooper Cameron Corp./(1)/                    1,147          51,431
FMC Technologies Inc./(1)/                   3,386          62,167
Grant Prideco Inc./(1)/                      6,027          59,125
Halliburton Co.                              6,145          93,404
Schlumberger Ltd.                            7,644         329,762
Smith International Inc./(1)/                2,178          70,676
Tidewater Inc.                               1,369          39,017
Varco International Inc./(1)/                2,982          52,573
------------------------------------------------------------------
                                                           979,539
------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.03%
------------------------------------------------------------------
Sealed Air Corp./(1)/                        1,817          28,145
Smurfit-Stone Container Corp./(1)/           4,169          58,449
------------------------------------------------------------------
                                                            86,594
------------------------------------------------------------------

PHARMACEUTICALS - 4.38%
------------------------------------------------------------------
Abbott Laboratories                         27,128       1,085,934
Abgenix Inc./(1)/                            3,292          25,480
Advanced Medical Optics Inc.                 1,360          12,050
Allergan Inc.                                2,523         148,151
AmerisourceBergen Corp.                      2,200         159,522
Bristol-Myers Squibb Co.                    34,029         849,024
Cardinal Health Inc.                         7,691         498,684
Celgene Corp./(1)/                           2,187          38,010
DENTSPLY International Inc.                  4,121         163,480
Forest Laboratories Inc. "A "/(1)/           2,882         210,386
Gilead Sciences Inc./(1)                     4,622         148,274
ICN Pharmaceuticals Inc.                     2,039          20,716
ImClone Systems Inc./(1)/                    1,850          15,355
IVAX Corp./(1)/                              2,933          40,182
King Pharmaceuticals Inc. /(1)/              5,356         114,136
Lilly (Eli) and Co.                         17,952       1,042,114
Medarex Inc.(1)                              1,924          11,736
MedImmune Inc./(1)/                          5,673         145,626
Merck & Co. Inc.                            38,386       1,939,261
Mylan Laboratories Inc.                      2,774          90,571
Omnicare Inc.                                2,816          62,712
Pfizer Inc.                                105,910       3,503,503
Pharmacia Corp.                             21,764         951,087

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares           Value
------------------------------------------------------------------

PHARMACEUTICALS (Continued)
------------------------------------------------------------------
Schering-Plough Corp.                       24,084      $  555,859
Sepracor Inc./(1)/                           4,787          26,664
Watson Pharmaceuticals Inc./(1)/             2,401          55,991
Wyeth                                       21,394         915,663
------------------------------------------------------------------
                                                        12,830,171
------------------------------------------------------------------

PIPELINES - 0.10%
------------------------------------------------------------------
Dynegy Inc.  "A"                             6,859          14,267
El Paso Corp.                                9,555         161,575
Questar Corp.                                3,101          77,339
Williams Companies Inc.                      9,943          32,016
------------------------------------------------------------------
                                                           285,197
------------------------------------------------------------------

PUBLISHING - 0.00%
------------------------------------------------------------------
Golden Books Family Entertainment
    Inc. Warrants (Expires 01/27/03)             2              --
------------------------------------------------------------------
                                                                --
------------------------------------------------------------------

REAL ESTATE - 0.25%
------------------------------------------------------------------
Annaly Mortgage Management Inc.             11,126         226,192
Catellus Development Corp./(1)/              4,931          97,141
LNR Property Corp.                           3,700         128,575
SL Green Realty Corp.                        8,500         281,095
------------------------------------------------------------------
                                                           733,003
------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.79%
------------------------------------------------------------------
Apartment Investment &
    Management Co. "A"                       4,543         198,302
Archstone-Smith Trust                        6,347         167,243
AvalonBay Communities Inc.                   4,765         215,616
Capital Automotive REIT                        115           2,859
Capstead Mortgage Corp.                      5,000         106,000
Duke-Weeks Realty Corp.                      7,676         201,341
Equity Office Properties Trust               7,361         205,225
Equity Residential Properties Trust          6,096         170,200
General Growth Properties Inc.               5,800         292,262
Host Marriott Corp.                         10,770         109,208
iStar Financial Inc.                         6,200         181,040
Simon Property Group Inc.                    6,947         247,244
Vornado Realty Trust                         5,264         217,508
------------------------------------------------------------------
                                                         2,314,048
------------------------------------------------------------------

RETAIL - 4.23%
------------------------------------------------------------------
Amazon.com Inc./(1)/                         4,246          63,435
AutoNation Inc./(1)/                         7,391          97,561
AutoZone Inc./(1)/                           2,262         163,656
Bed Bath & Beyond Inc. /(1)/                 5,158         165,365
Best Buy Co. Inc./(1)/                       5,937         125,864
BJ's Wholesale Club Inc./(1)/                1,914          46,989
Brinker International Inc./(1)/              3,350          92,862
Cash America International Inc.              8,518          66,526
CDW Computer Centers Inc./(1)/               1,849          79,359
Circuit City Stores Inc.                     4,686          65,323
CVS Corp.                                    9,027         265,304
Darden Restaurants Inc.                      5,645         144,681
Dollar General Corp.                         5,817          87,139
Dollar Tree Stores Inc./(1)/                 3,247          79,909
eBay Inc./(1)/                               4,273         241,510
Edison Brothers Stores Warrants
   (Expires 09/26/05)/(1)/                      16              --
Family Dollar Stores Inc.                    4,706         134,356
Federated Department Stores Inc./(1)/        3,779         135,666
Gap Inc. (The)                              16,812         197,205
Golden State Bancorp Inc./(1)/                 800             936
Home Depot Inc.                             41,832       1,377,528
Kohls Corp./(1)/                             5,929         413,370
Limited Inc.                                 9,715         148,542
Lowe's Companies Inc.                       13,214         546,795
May Department Stores Co.                    5,349         156,886
McDonald's Corp.                            21,381         508,013
Nordstrom Inc.                               3,731          72,120
Office Depot Inc./(1)/                       5,641          72,882
Outback Steakhouse Inc./(1)/                 1,644          48,268
Payless ShoeSource Inc./(1)/                 1,125          59,513
Penney (J.C.) Co. Inc.                       5,406          93,848
Pier 1 Imports Inc.                          2,907          52,035
RadioShack Corp.                             3,084          67,200
Rite Aid Corp./(1)/                          6,847          14,379
Ross Stores Inc.                             2,490          89,914
Saks Inc./(1)/                               4,626          49,128
Sears, Roebuck and Co.                       5,526         251,488
Staples Inc./(1)/                            7,889         109,657
Starbucks Corp./(1)/                         8,969         180,277
Target Corp.                                14,884         509,033
Tiffany & Co.                                3,395          84,196
TJX Companies Inc.                          10,408         205,870
Toys R Us Inc./(1)/                          4,322          57,612
Walgreen Co.                                17,115         594,746
Wal-Mart Stores Inc.                        76,162       4,073,144
Wendy's International Inc.                   4,132         147,554
Yum! Brands Inc.                             5,680         172,274
------------------------------------------------------------------
                                                        12,409,918
------------------------------------------------------------------

SEMICONDUCTORS - 1.64%
------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/             5,810          51,419
Agere Systems Inc./(1)/                        616             979
Agere Systems Inc.  "B"                     15,143          23,320
Altera Corp./(1)/                            7,108          76,127
Analog Devices Inc./(1)/                     5,912         142,479
Applied Materials Inc./(1)/                 26,896         359,331
Applied Micro Circuits Corp./(1)/            6,014          23,154
Atmel Corp./(1)/                             5,151          11,899
Broadcom Corp. "A"/(1)/                      5,539          91,338
Conexant Systems Inc./(1)/                   6,181           9,148

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares           Value
-------------------------------------------------------------------

SEMICONDUCTORS (Continued)
-------------------------------------------------------------------
Cree Inc./(1)/                                2,524      $   34,730
Cypress Semiconductor Corp./(1)/              2,527          26,609
Integrated Device Technology Inc./(1)/        2,318          30,667
Intel Corp.                                 117,317       1,955,674
International Rectifier Corp./(1)/            1,642          35,730
Intersil Corp.  "A"/(1)/                      2,800          47,376
KLA-Tencor Corp./(1)/                         3,329         109,424
Lam Research Corp./(1)/                       3,738          43,473
Lattice Semiconductor Corp./(1)/              2,510          16,014
Linear Technology Corp.                       5,553         145,600
LSI Logic Corp./(1)/                          6,050          44,347
Maxim Integrated Products Inc./(1)/           5,495         173,697
Microchip Technology Inc./(1)/                4,615          97,146
Micron Technology Inc./(1)/                  10,185         175,691
Mykrolis Corp./(1)/                           5,198          37,737
National Semiconductor Corp./(1)/             3,004          48,034
Novellus Systems Inc./(1)/                    2,890          70,689
NVIDIA Corp./(1)/                             3,210          32,582
PMC-Sierra Inc./(1)/                          3,800          26,638
QLogic Corp./(1)/                             2,283          76,595
Rambus Inc./(1)/                              1,259           6,862
Skyworks Solutions Inc.                       2,169           9,110
Teradyne Inc./(1)/                            3,320          41,998
Texas Instruments Inc.                       28,347         558,436
TranSwitch Corp./(1)/                         1,561           1,030
TriQuint Semiconductor Inc./(1)/              2,598          13,769
Varian Semiconductor Equipment
   Associates Inc./(1)/                       1,567          32,782
Vitesse Semiconductor Corp./(1)/              4,520           6,012
Xilinx Inc./(1)/                              6,007         116,055
-------------------------------------------------------------------
                                                          4,803,701
-------------------------------------------------------------------

SOFTWARE - 2.88%
-------------------------------------------------------------------
Adobe Systems Inc.                            4,603          92,520
Akamai Technologies Inc./(1)/                   612             581
Ariba Inc./(1)/                               2,516           5,535
Autodesk Inc.                                 3,684          48,997
Automatic Data Processing Inc.               10,466         395,301
BEA Systems Inc./(1)/                         5,808          35,487
BMC Software Inc./(1)/                        5,610          77,979
BroadVision Inc.                                512           1,265
Cadence Design Systems Inc./(1)/              5,685          76,577
Certegy Inc./(1)/                             2,260          74,264
CheckFree Corp./(1)/                          2,249          27,820
ChoicePoint Inc./(1)/                         2,365         101,624
Citrix Systems Inc./(1)/                      4,059          25,572
CMGI Inc./(1)/                                2,573           1,467
Computer Associates International Inc.       10,139         113,557
Compuware Corp./(1)/                          6,574          23,864
DoubleClick Inc./(1)/                         2,130          11,992
eFunds Corp./(1)/                             2,362          24,163
Electronic Arts Inc./(1)/                     2,601         164,539
First Data Corp.                             12,618         438,476
Fiserv Inc./(1)/                              3,897         143,449
i2 Technologies Inc./(1)/                     4,189           3,770
IMS Health Inc.                               5,814         101,164
InfoSpace Inc./(1)/                           3,987           2,073
Inktomi Corp./(1)/                            1,630             815
Intuit Inc./(1)/                              4,383         195,613
Macromedia Inc./(1)/                          2,463          16,847
Mercury Interactive Corp./(1)/                2,661          67,616
Micromuse Inc./(1)/                           1,824           5,508
Microsoft Corp./(1)/                         93,548       4,595,078
Network Associates Inc./(1)/                  3,782          49,166
Novell Inc./(1)/                              6,488          16,869
Openwave Systems Inc./(1)/                    2,742           2,742
Oracle Corp./(1)/                            93,281         894,565
Parametric Technology Corp./(1)/              5,101          11,630
PeopleSoft Inc./(1)/                          5,799          93,248
Rational Software Corp./(1)/                  4,328          29,430
RealNetworks Inc./(1)/                        1,767           8,093
Reynolds & Reynolds Co. (The) "A"             3,434          85,335
Siebel Systems Inc./(1)/                      8,041          68,107
Sybase Inc./(1)/                              3,363          47,116
Symantec Corp./(1)/                           3,598         102,903
TIBCO Software Inc./(1)/                      4,024          16,941
VA Systems Inc./(1)/                            515             597
Vignette Corp./(1)/                           2,001           1,781
webMethods Inc./(1)/                          2,501          21,881
Yahoo! Inc./(1)/                             10,334         106,337
-------------------------------------------------------------------
                                                          8,430,254
-------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.46%
-------------------------------------------------------------------
ADC Telecommunications Inc./(1)/             12,744          16,312
Advanced Fibre Communications Inc./(1)/       2,745          48,422
American Tower Corp./(1)/                     5,226          12,856
Andrew Corp./(1)/                             2,269          22,667
Avaya Inc./(1)/                               6,795          14,270
CIENA Corp./(1)/                              6,022          24,443
Comverse Technology Inc./(1)/                 3,074          25,145
Digital Lightwave Inc./(1)/                   1,044           1,409
Harris Corp.                                  1,981          63,293
JDS Uniphase Corp./(1)/                      23,428          63,021
Lucent Technologies Inc./(1)/                57,238          99,022
Motorola Inc.                                38,546         462,552
Nx Networks Inc./(1)/                            58              --
QUALCOMM Inc./(1)/                           13,589         376,551
RF Micro Devices Inc./(1)/                    3,041          20,344
Scientific-Atlanta Inc.                       3,415          50,337
Sonus Networks Inc./(1)/                      2,730           2,102
Sycamore Networks Inc./(1)/                   1,698           4,839
Tellabs Inc./(1)/                             7,394          41,776

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                      Shares           Value
--------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT (Continued)
--------------------------------------------------------------------
Terayon Communication Systems Inc./(1)/          800     $     2,504
--------------------------------------------------------------------
                                                           1,351,865
--------------------------------------------------------------------

TELECOMMUNICATIONS - 0.90%
--------------------------------------------------------------------
Allegiance Telecom Inc./(1)/                   2,270           1,703
AT&T Wireless Services Inc./(1)/              45,363         224,093
Broadwing Inc./(1)/                            5,614          18,077
Citizens Communications Co./(1)/               6,591          48,246
Corning Inc./(1)/                             16,334          32,668
Cox Communications Inc.  "A"/(1)/              3,827          98,928
Crown Castle International Corp./(1)/          2,641           6,074
EchoStar Communications Corp./(1)/             5,416          96,405
Emulex Corp./(1)/                              2,724          45,981
General Motors Corp.  "H"/(1)/                12,486         128,481
Leap Wireless International Inc./(1)/          4,546           1,773
Level 3 Communications Inc./(1)/               3,988          20,658
Loral Space & Communications Ltd./(1)/         4,173           2,045
MRV Communications Inc./(1)/                   1,430           1,487
Newport Corp./(1)/                             1,912          29,751
Next Level Communications Inc./(1)/            1,767           1,679
Nextel Communications Inc. "A"/(1)/           15,089         114,827
NTL Inc./(1)/                                  1,633              29
Powerwave Technologies Inc./(1)/               1,444           8,953
Qwest Communications
    International Inc.                        29,649          96,359
Sprint Corp. (PCS Group)/(1)/                 16,803          66,540
Verizon Communications Inc.                   51,448       1,594,888
--------------------------------------------------------------------
                                                           2,639,645
--------------------------------------------------------------------

TELEPHONE - 1.28%
--------------------------------------------------------------------
Alltel Corp.                                   6,822         286,933
AT&T Corp.                                    64,198         784,500
BellSouth Corp.                               33,786         787,890
CenturyTel Inc.                                3,883         105,035
SBC Communications Inc.                       60,999       1,509,115
Sprint Corp. (FON Group)                      15,723         182,387
Telephone & Data Systems Inc.                  1,532          91,537
--------------------------------------------------------------------
                                                           3,747,397
--------------------------------------------------------------------

TEXTILES - 0.07%
--------------------------------------------------------------------
Cintas Corp.                                   4,356         191,708
--------------------------------------------------------------------
                                                             191,708
--------------------------------------------------------------------

TOBACCO - 0.74%
--------------------------------------------------------------------
Philip Morris Companies Inc.                  37,295       1,864,750
R.J. Reynolds Tobacco Holdings
    Inc.                                       2,361         138,921
UST Inc.                                       4,980         172,856
--------------------------------------------------------------------
                                                           2,176,527
--------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.07%
--------------------------------------------------------------------
Hasbro Inc.                                    4,495          59,109
Marvel Enterprises Inc. "C"
   Warrants (Expires 10/02/02)/(1)/               66               1
Mattel Inc.                                    7,298         141,800
--------------------------------------------------------------------
                                                             200,910
--------------------------------------------------------------------

TRANSPORTATION - 0.79%
--------------------------------------------------------------------
Burlington Northern Santa Fe Corp.             5,238         150,645
CNF Transportation Inc.                        2,562          78,653
CSX Corp.                                      3,532         123,020
FedEx Corp./(1)/                               6,129         290,208
Kansas City Southern Industries
   Inc.                                        4,545          68,857
Norfolk Southern Corp.                         7,312         153,040
Old Dominion Freight Line Inc./(1)/            1,766          27,020
Union Pacific Corp.                            3,822         231,422
United Parcel Service Inc.                    18,600       1,188,726
--------------------------------------------------------------------
                                                           2,311,591
--------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
--------------------------------------------------------------------
GATX Corp.                                     2,859          69,559
--------------------------------------------------------------------
                                                              69,559
--------------------------------------------------------------------

WATER - 0.10%
--------------------------------------------------------------------
American Water Works Inc.                      3,541         157,468
Connecticut Water Service Inc.                 2,616          68,251
Middlesex Water Co.                            2,832          66,269
--------------------------------------------------------------------
                                                             291,988
--------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $223,599,066)                                     168,942,545
--------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 15.39%

AUSTRALIA - 0.97%
--------------------------------------------------------------------
Coles Myer Ltd. ADR                           10,219         258,234
National Australia Bank ADR                   10,280         984,207
Newcrest Mining Ltd.                          34,883         134,123
News Corporation Ltd. ADR                      8,429         181,224
Rio Tinto PLC ADR                              8,315         592,028
Westpac Banking Corp. ADR                     16,195         672,093
--------------------------------------------------------------------
                                                           2,821,909
--------------------------------------------------------------------

BERMUDA - 0.03%
--------------------------------------------------------------------
Weatherford International Ltd.                 2,210          90,256
--------------------------------------------------------------------
                                                              90,256
--------------------------------------------------------------------

CANADA - 0.19%
--------------------------------------------------------------------
Alcan Aluminum Ltd.                            5,351         150,684
Barrick Gold Corp.                             9,007         144,742

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares           Value
------------------------------------------------------------------

CANADA (Continued)
------------------------------------------------------------------
Inco Ltd./(1)/                               5,448      $   98,010
Nortel Networks Corp./(1)/                  53,615          56,296
Placer Dome Inc.                            11,822         117,865
------------------------------------------------------------------
                                                           567,597
------------------------------------------------------------------

DENMARK - 0.30%
------------------------------------------------------------------
Novo-Nordisk A/S ADR                        19,260         582,230
TDC A/S ADR                                 21,956         301,675
------------------------------------------------------------------
                                                           883,905
------------------------------------------------------------------

FINLAND - 0.28%
------------------------------------------------------------------
Nokia OYJ                                    4,283          57,209
Nokia OYJ ADR                               44,658         593,505
Stora Enso OYJ  "R"                         16,832         185,870
------------------------------------------------------------------
                                                           836,584
------------------------------------------------------------------

FRANCE - 1.35%
------------------------------------------------------------------
Alcatel SA ADR                              27,956         140,619
Aventis SA ADR                              18,685       1,099,799
AXA-UAP ADR                                 44,745         613,007
France Telecom SA ADR                        6,308          80,301
LVMH Moet-Hennessy Louis
   Vuitton ADR                              50,469         426,463
Total Fina SA ADR                           20,712       1,477,180
Total Fina SA Warrants (Expires
   08/08/03)                                    81           1,972
Vivendi Universal SA ADR                     7,022          91,005
------------------------------------------------------------------
                                                         3,930,346
------------------------------------------------------------------

GERMANY - 0.71%
------------------------------------------------------------------
DaimlerChrysler AG                          24,929       1,068,457
Deutsche Telekom AG ADR                     34,844         383,284
SAP AG ADR                                  11,445         220,316
Siemens AG                                   8,607         405,669
------------------------------------------------------------------
                                                         2,077,726
------------------------------------------------------------------

HONG KONG - 0.16%
------------------------------------------------------------------
ASM Pacific Technology Ltd.                 51,500          93,427
Bank of East Asia Ltd.                      78,800         150,024
Giordano International Ltd.                150,000          66,347
Hang Lung Properties Ltd.                   26,000          26,667
Hong Kong Exchanges & Clearing
   Ltd.                                     18,000          23,769
Sino Land Co. Ltd.                         350,000         114,424
Wharf Holdings Ltd.                          9,000          18,750
------------------------------------------------------------------
                                                           493,408
------------------------------------------------------------------

IRELAND - 0.26%
------------------------------------------------------------------
Allied Irish Banks PLC ADR                  29,864         774,374
------------------------------------------------------------------
                                                           774,374
------------------------------------------------------------------

ITALY - 0.56%
------------------------------------------------------------------
Benetton Group SpA ADR                      15,905         369,791
ENI-Ente Nazionale Idrocarburi SpA
   ADR                                       7,224         544,690
Fiat SpA ADR                                21,073         240,654
San Paolo-IMI SpA ADR                       28,328         476,194
------------------------------------------------------------------
                                                         1,631,329
------------------------------------------------------------------

JAPAN - 3.48%
------------------------------------------------------------------
Anritsu Corp.                                3,000          16,725
Asatsu-DK Inc.                               4,200          79,703
Canon Inc. ADR                              11,643         398,656
CSK Corp.                                    1,700          61,511
Daicel Chemical Industries Ltd.             31,000          87,589
Daifuku Co. Ltd.                            35,000         131,363
Daimaru Inc. (The)                          17,000          77,856
Fuji Machine Mfg. Co. Ltd.                   6,500          81,685
Fuji Photo Film Co. Ltd. ADR                 9,554         297,798
Fujikura Ltd.                               13,000          40,240
Gunma Bank Ltd.                             10,000          44,195
Hitachi Cable Ltd.                          15,000          51,997
Hitachi Ltd. ADR                             5,744         306,787
Hitachi Zosen Corp./(1)/                   152,000          76,920
Honda Motor Company Ltd. ADR                20,124         426,629
Ito-Yokado Co. Ltd. ADR                      6,819         294,854
Japan Air Lines ADR                         42,710         206,716
JGC Corp.                                    5,000          32,556
JSR Corp.                                    4,000          31,409
Kaken Pharmaceutical Co. Ltd.               17,000          85,312
Katokichi Co. Ltd.                           7,800         128,942
Kikkoman Corp.                              28,000         177,590
Kinden Corp.                                 7,000          29,815
Kirin Brewery Co. Ltd. ADR                   8,080         521,160
Kubota Corp. ADR                            18,584         268,539
Kurita Water Industries Ltd.                 3,000          33,399
Kyocera Corp. ADR                            2,671         186,810
Makita Corp. ADR                            11,884          70,472
Matsushita Electric Industrial Co.
   Ltd. ADR                                 29,617         362,808
Meitec Corp.                                 3,300          90,178
Millea Holdings Inc./(1)/                       14         113,592
Millea Holdings Inc. ADR                    11,943         486,080
Mitsubishi Corp. ADR                        23,607         312,793
Mitsubishi Gas Chemical Co. Inc.            46,000          77,983
Mitsui & Co. ADR                             3,265         349,257
Mitsui Engineering & Shipbuilding
   Co. Ltd.(1)                              50,000          59,039
Mitsui O.S.K. Lines Ltd.                    17,000          33,695
Mitsui Trust Holdings Inc.                  55,000         125,712
Mitsumi Electric Co. Ltd.                    5,700          78,891
Namco Ltd.                                   3,800          69,388
NEC Corp. ADR                               23,721         130,703
Nichirei Corp.                              42,000         136,381
Nikon Corp.                                  5,000          42,888
Nippon Sanso Corp.                          31,000          94,649

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares           Value
------------------------------------------------------------------

JAPAN (Continued)
------------------------------------------------------------------
Nippon Telegraph & Telephone
   Corp. ADR                                15,712     $   312,826
Nishimatsu Construction Co. Ltd.            33,000          94,353
Nissan Chemical Industries Ltd.             18,000          85,320
Nissan Motor Co. Ltd. ADR                   19,289         284,686
NKK Corp./(1)/                              55,000          48,707
Oki Electric Industry Co. Ltd./(1)/         24,000          48,581
Pioneer Corp. ADR                            7,850         137,925
Q.P. Corp.                                  20,000         171,214
Ricoh Corp. Ltd. ADR                         2,589         230,421
Rohm Co. Ltd.                                1,300         177,405
Sekisui Chemical Co. Ltd.                   17,000          50,470
Seventy Seven Bank Ltd.                     10,000          35,930
Showa Denko K.K./(1)/                       40,000          61,738
Softbank Corp.                               2,200          22,971
Sony Corp. ADR                               7,740         336,767
Sumitomo Metal Industries Ltd./(1)/        169,000          69,844
Sumitomo Metal Mining Co. Ltd.              11,000          45,646
Suruga Bank Ltd. (The)                       2,000          10,037
Takuma Co. Ltd                              25,000         188,504
Teikoku Oil Co. Ltd.                        16,000          63,290
Toda Corp.                                  15,000          28,592
Toyota Motor Corp. ADR                      13,846         692,854
Trans Cosmos Inc.                            1,300          24,725
Ube Industries Ltd./(1)/                    31,000          39,742
Yamazaki Baking Co. Ltd.                    24,000         128,132
Yokogawa Electric Corp.                      6,000          39,168
------------------------------------------------------------------
                                                        10,241,113
------------------------------------------------------------------

NETHERLANDS - 1.56%
------------------------------------------------------------------
Abn Amro Holding NV ADR                     42,781         694,763
Aegon NV ADR                                21,309         309,194
Akzo Nobel NV ADR                           12,353         465,090
ING Groep NV ADR                            16,996         372,722
Koninklijke Ahold NV ADR                    30,081         511,377
Koninklijke (Royal) Philips
Electronics NV - NY Shares                  22,377         452,015
Reed Elsevier NV ADR                        22,547         574,949
Royal Dutch Petroleum Co.                   12,368         557,948
Royal Dutch Petroleum Co. - NY
   Shares                                   11,214         506,873
Unilever NV - NY Shares                      2,056         121,654
------------------------------------------------------------------
                                                         4,566,585
------------------------------------------------------------------

NEW ZEALAND - 0.07%
------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.
   ADR                                      10,375         197,125
------------------------------------------------------------------
                                                           197,125
------------------------------------------------------------------

PORTUGAL - 0.07%
------------------------------------------------------------------
Banco Comercial Portugues ADR               14,551         200,949
------------------------------------------------------------------
                                                           200,949
------------------------------------------------------------------

SINGAPORE - 0.19%
------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd. ADR/(1)/               1,909          22,622
Hotel Properties Ltd.                      128,000          75,344
Neptune Orient Lines Ltd./(1)/             120,000          52,119
Parkway Holdings Ltd.                      211,000          92,848
Singapore Exchange Ltd.                    197,000         137,349
SMRT Corp. Ltd.                            335,000         120,610
ST Assembly Test Services Ltd./(1)/         12,000          11,041
Venture Manufacturing Ltd.                   2,000          14,744
------------------------------------------------------------------
                                                           526,677
------------------------------------------------------------------

SPAIN - 0.69%
------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria
   SA ADR                                   41,026         401,234
Banco Santander Central Hispano
   SA ADR                                  118,876         786,959
Repsol SA ADR                               24,863         324,711
Telefonica SA ADR                           18,214         501,978
------------------------------------------------------------------
                                                         2,014,882
------------------------------------------------------------------

SWEDEN - 0.08%
------------------------------------------------------------------
Svenska Cellulosa AB  "B"                    3,571         121,919
Telefonaktiebolaget LM Ericsson
   AB ADR                                  109,241          79,746
Telefonaktiebolaget LM Ericsson
   Rights(2)                               109,241          33,865
------------------------------------------------------------------
                                                           235,530
------------------------------------------------------------------

SWITZERLAND - 0.73%
------------------------------------------------------------------
Adecco SA ADR                               29,005         322,246
Centerpulse Ltd. ADR                        13,480         197,482
Credit Suisse Group/(1)/                     7,486         174,099
Kudelski SA - Bearer/(1)/                    1,347          24,011
Nestle SA                                    3,316         711,526
Swiss Re                                     2,199         155,329
UBS AG - Registered/(1)/                     9,864         464,722
Zurich Financial Services AG                   805          79,660
------------------------------------------------------------------
                                                         2,129,075
------------------------------------------------------------------

UNITED KINGDOM - 3.71%
------------------------------------------------------------------
Arm Holdings PLC/(1)/                       15,550          36,923
AstraZeneca PLC ADR                         24,885         725,398
Barclays PLC ADR                            34,148         986,877
BHP Billiton PLC                            44,433         209,637
BP PLC                                      46,828         362,553
BP PLC ADR                                  22,914       1,072,375
British Sky Broadcasting PLC ADR             4,551         257,132
British Telecom PLC ADR/(1)/                14,358         448,831
Cadbury Schweppes PLC ADR                   28,624         840,401
Diageo PLC ADR                              27,385       1,322,969
GlaxoSmithKline PLC ADR                     48,792       1,848,729
Hanson PLC ADR                              15,682         477,674

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

                                          Shares or
Security                                Face Amount          Value
------------------------------------------------------------------

UNITED KINGDOM (Continued)
------------------------------------------------------------------
Hong Kong  & Shanghai Banking
   ADR                                        7,425   $    424,413
HSBC Holdings PLC                            14,994        170,593
Reuters Group PLC ADR                         6,052        160,862
Royal Bank of Scotland Group PLC             18,306        436,940
Vodafone Group PLC ADR                       70,313      1,124,305
------------------------------------------------------------------
                                                        10,906,612
------------------------------------------------------------------


TOTAL INTERNATIONAL
COMMON STOCKS
(Cost: $65,497,249)                                     45,125,982
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $289,096,315)                                   214,068,527
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 25.72%
------------------------------------------------------------------
U.S. Treasury Bonds
    5.25%, 11/15/28                     $   200,000        203,711
    6.00%, 02/15/26                       1,500,000      1,677,422
    7.50%, 11/15/16                       2,000,000      2,552,968
   10.38%, 11/15/12                       3,000,000      3,974,766
   12.38%, 05/15/04                         400,000        469,062
U.S. Treasury Notes
    2.75%, 10/31/03                       8,700,000      8,800,589
    3.25%, 12/31/03                       4,000,000      4,075,000
    4.25%, 11/15/03                       6,580,000      6,773,031
    4.63%, 05/15/06                       2,100,000      2,233,957
    4.75%, 11/15/08                       7,350,000      7,828,323
    5.00%, 08/15/11                       6,180,000      6,610,672
    5.75%, 08/15/03                       3,250,000      3,372,382
    5.88%, 02/15/04                       5,060,000      5,348,774
    5.88%, 11/15/05                       4,000,000      4,400,936
    6.00%, 08/15/04                       2,300,000      2,470,883
    6.25%, 02/15/07                       2,250,000      2,544,521
    6.50%, 08/15/05                       1,650,000      1,837,752
    6.75%, 05/15/05                       3,250,000      3,617,149
    7.25%, 05/15/04                       5,030,000      5,470,714
    7.88%, 11/15/04                       1,000,000      1,120,156
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $71,851,086)                                     75,382,768
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.34%
------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market
   Fund, Institutional Shares            20,954,289     20,954,289
Dreyfus Money Market Fund                 2,142,557      2,142,557
General Electric Commercial Paper
   1.77%, 09/06/02                     $  5,000,000      5,000,000
Goldman Sachs Financial Square
   Prime Obligation Fund                    629,822        629,822
Providian Temp Cash Money
   Market Fund                            1,597,503      1,597,503
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $30,324,171)                                     30,324,171
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 109.09%
(Cost $391,271,572)                                    319,775,466
------------------------------------------------------------------

Other Assets, Less Liabilities - (9.09%)               (26,653,363)
------------------------------------------------------------------

NET ASSETS - 100.00%                                  $293,122,103
==================================================================

/(1)/  Non-income earning securities.

/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).


The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments August 31,
2002 (Unaudited)


Security                                    Shares           Value
------------------------------------------------------------------

COMMON STOCKS - 83.50%
U.S. COMMON STOCKS - 64.85%

ADVERTISING - 0.18%
------------------------------------------------------------------
Harte-Hanks Inc.                             1,320      $   27,126
Interpublic Group of Companies
    Inc.                                     3,701          67,469
Omnicom Group Inc.                           1,501          90,810
TMP Worldwide Inc./(1)/                      1,000          10,920
------------------------------------------------------------------
                                                           196,325
------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.99%
------------------------------------------------------------------
Boeing Co.                                   6,759         250,556
General Dynamics Corp.                       1,452         114,185
Goodrich (B.F.) Co.                            807          16,842
Lockheed Martin Corp.                        3,335         211,172
Northrop Grumman Corp.                       1,043         128,080
Raytheon Co.                                 2,978         104,230
Rockwell Collins                             1,515          32,194
United Technologies Corp.                    4,021         238,807
------------------------------------------------------------------
                                                         1,096,066
------------------------------------------------------------------

AIRLINES - 0.12%
------------------------------------------------------------------
AMR Corp./(1)/                               1,274          12,982
ATA Holdings Corp.                           2,900          12,296
Continental Airlines Inc. "B"/(1)/             486           4,943
Delta Air Lines Inc.                           386           6,782
Northwest Airlines Corp. "A"/(1)/              501           5,095
Southwest Airlines Co.                       5,860          83,271
UAL Corp.                                    1,215           3,487
------------------------------------------------------------------
                                                           128,856
------------------------------------------------------------------

APPAREL - 0.27%
------------------------------------------------------------------
Garan Inc.                                   1,000          59,980
Jones Apparel Group Inc./(1)/                1,146          41,359
Liz Claiborne Inc.                           1,636          46,168
Nike Inc.  "B"                               2,071          89,426
VF Corp.                                     1,482          60,184
------------------------------------------------------------------
                                                           297,117
------------------------------------------------------------------

AUTO MANUFACTURERS - 0.37%
------------------------------------------------------------------
Ford Motor Company                          12,192         143,500
General Motors Corp. "A"  /                  4,190         200,533
Navistar International Corp.                 1,106          27,650
PACCAR Inc.                                  1,177          41,560
------------------------------------------------------------------
                                                           413,243
------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.17%
------------------------------------------------------------------
Dana Corp.                                   1,329          22,513
Delphi Automotive Systems Corp.              4,186          40,814
Goodyear Tire & Rubber Co.                   1,014          13,709
TRW Inc.                                     1,328          76,227
Visteon Corp.                                3,065          34,910
------------------------------------------------------------------
                                                           188,173
------------------------------------------------------------------

BANKS - 6.25%
------------------------------------------------------------------
AmSouth Bancorp                              3,431          77,095
Associated Bancorp                           1,908          66,417
Bank of America Corp.                       12,325         863,736
Bank of Hawaii Corp.                           883          25,501
Bank of New York Co. Inc.                    5,333         187,455
Bank One Corp.                               8,766         358,968
BB&T Corp.                                   3,824         145,503
Century Bancorp Inc.  "A"                    1,500          42,405
Charter One Financial Inc.                   2,090          70,433
Citizens Banking Corp.                       1,300          33,774
City National Corp.                          1,458          78,615
Comerica Inc.                                1,487          86,989
Commerce Bancorp Inc.                        1,400          66,374
Commerce Bancshares Inc.                       903          38,784
Compass Bancshares Inc.                      1,304          43,801
Fifth Third Bancorp                          4,299         288,807
First State Bancorp                            400           9,836
First Tennessee National Corp.               1,762          67,485
First Virginia Banks Inc.                    1,408          55,278
FleetBoston Financial Corp.                  8,010         193,281
Golden West Financial Corp.                  1,108          75,333
GreenPoint Financial Corp.                   1,900          96,900
Hibernia Corp.  "A"                          1,646          34,434
Hudson United Bancorp                        1,400          40,432
Huntington Bancshares Inc.                   2,058          41,551
JP Morgan Chase & Co.                       15,722         415,061
KeyCorp                                      3,339          89,585
M&T Bank Corp.                                 799          68,554
Marshall & Ilsley Corp.                      2,404          73,562
Mellon Financial Corp.                       2,281          63,070
Mercantile Bankshares Corp.                    825          33,553
Nara Bancorp Inc.                              400           7,880
National City Corp.                          4,166         129,854
National Commerce Financial Corp.            1,918          53,090
New York Community Bancorp Inc.              2,200          68,662
North Fork Bancorp                           3,177         133,339
Northern Trust Corp.                         1,422          60,776
PNC Financial Services Group                 2,151          99,140
Regions Financial Corp.                      3,198         114,233
Sky Financial Group Inc.                     1,108          22,670
SouthTrust Corp.                             2,316          60,772
State Street Corp.                           2,407         104,271
SunTrust Banks Inc.                          1,864         125,839
Synovus Financial Corp.                      1,821          44,014
TCF Financial Corp.                          1,104          53,654
Trustmark Corp.                                844          20,957
U.S. Bancorp                                13,480         289,685
Union Planters Corp.                         2,841          88,241
UnionBanCal Corp.                            1,400          63,000

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares           Value
------------------------------------------------------------------

BANKS (Continued)
------------------------------------------------------------------
Valley National Bancorp                      1,701      $   48,461
Wachovia Corp.                               9,797         361,019
Washington Federal Inc.                      1,718          44,050
Washington Mutual Inc.                       9,092         343,769
Wells Fargo & Company                       13,345         696,476
Wilmington Trust Corp.                         588          18,322
Zions Bancorp                                1,035          56,532
------------------------------------------------------------------
                                                         6,941,278
------------------------------------------------------------------

BEVERAGES - 1.50%
------------------------------------------------------------------
Anheuser-Busch Companies Inc.                4,972         264,312
Brown-Forman Corp. "B"                         331          23,312
Coca-Cola Co.                               16,410         836,910
Coca-Cola Enterprises Inc.                   3,470          70,129
Coors (Adolf) Company "B"                      154           9,248
PepsiAmericas Inc.                             797          11,413
PepsiCo Inc.                                11,311         447,350
------------------------------------------------------------------
                                                         1,662,674
------------------------------------------------------------------

BIOTECHNOLOGY - 0.73%
------------------------------------------------------------------
Amgen Inc./(1)/                              9,249         416,482
Applera Corp. - Celera Genomics
   Group/(1)/                                1,576          14,893
Biogen Inc./(1)/                             1,666          55,811
Chiron Corp./(1)/                            2,272          86,086
CuraGen Corp./(1)/                           1,146           6,658
Genentech Inc./(1)/                          3,015          98,862
Genzyme Corp. - General Division/(1)/        1,954          40,409
IDEC Pharmaceuticals Corp./(1)/              1,300          52,234
Millennium Pharmaceuticals Inc./(1)/         2,838          34,794
------------------------------------------------------------------
                                                           806,229
------------------------------------------------------------------

BUILDING MATERIALS - 0.19%
------------------------------------------------------------------
American Standard Companies Inc./(1)/          591          42,333
Masco Corp.                                  3,490          84,318
Nortek Inc./(1)/                             1,200          52,920
Vulcan Materials Co.                           871          33,986
------------------------------------------------------------------
                                                           213,557
------------------------------------------------------------------

CHEMICALS - 1.05%
------------------------------------------------------------------
Air Products & Chemicals Inc.                1,707          80,075
Ashland Inc.                                   450          12,897
Cabot Corp.                                    809          19,287
Cabot Microelectronics Corp./(1)/              853          36,210
Crompton Corp.                               1,379          15,376
Dow Chemical Co.                             6,557         198,153
Du Pont (E.I.) de Nemours                    6,938         279,671
Eastman Chemical Co.                           722          32,396
Engelhard Corp.                              1,064          27,834
IMC Global Inc.                              1,055          13,968
Lubrizol Corp.                                 831          25,927
Lyondell Chemical Co.                        1,089          15,605
Millennium Chemicals Inc.                      895          11,903
Monsanto Co.                                 1,786          32,809
Olin Corp.                                   1,797          34,143
PPG Industries Inc.                          1,278          71,913
Praxair Inc.                                 1,071          60,008
Rohm & Haas Co.  "A"                         1,809          65,830
Sherwin-Williams Co.                         1,202          32,454
Sigma-Aldrich Corp.                          1,041          53,091
Solutia Inc.                                 1,174           7,631
Valspar Corp. (The)                            827          33,527
------------------------------------------------------------------
                                                         1,160,708
------------------------------------------------------------------

COAL - 0.00%
------------------------------------------------------------------
Massey Energy Co.                              573           4,670
------------------------------------------------------------------
                                                             4,670
------------------------------------------------------------------

COMMERCIAL SERVICES - 1.04%
------------------------------------------------------------------
Apollo Group Inc. "A"/(1)/                   1,675          70,065
Arbitron Inc./(1)/                             575          18,975
Block (H & R) Inc.                           1,940          94,866
Caremark Rx Inc./(1)/                        2,238          36,256
Cendant Corp./(1)/                           8,490         121,492
Concord EFS Inc./(1)/                        4,092          83,640
Convergys Corp./(1)/                         1,507          26,960
Deluxe Corp.                                 1,235          56,143
Donnelley (R.R.) & Sons Co.                  1,257          33,160
Dun & Bradstreet Corp./(1)/                    774          27,314
Ecolab Inc.                                    989          44,545
Equifax Inc.                                 1,089          25,352
First Health Group Corp./(1)/                1,814          48,089
Manpower Inc.                                1,088          36,035
McKesson Corp.                               2,944          98,742
Michael Baker Corp./(1)/                       700           9,625
Moody's Corp.                                1,295          62,574
MPS Group Inc./(1)/                          1,184           6,334
Paychex Inc.                                 2,961          69,287
Petroleum Helicopters Inc.                     900          26,100
Quintiles Transnational Corp./(1)/           1,023          10,261
Rent-A-Center Inc./(1)/                        800          43,712
Robert Half International Inc./(1)/          1,584          27,435
ServiceMaster Co.                            2,027          22,540
Valassis Communications Inc./(1)/              688          25,896
Viad Corp.                                   1,312          29,035
------------------------------------------------------------------
                                                         1,154,433
------------------------------------------------------------------

COMPUTERS - 3.11%
------------------------------------------------------------------
Affiliated Computer Services Inc. "A"/(1)/     960          42,720
Apple Computer Inc./(1)/                     3,403          50,194
Brocade Communications
   Systems Inc./(1)/                         2,388          34,554
Ceridian Corp./(1)/                          1,031          16,568
Cisco Systems Inc./(1)/                     49,982         690,751

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares          Value
--------------------------------------------------------------------
COMPUTERS (Continued)
--------------------------------------------------------------------
Commerce One Inc. /(1)/                         1,015      $      403
Computer Sciences Corp. /(1)/                   1,372          50,531
Dell Computer Corp. /(1)/                      18,012         479,479
Diebold Inc.                                    1,294          46,636
DST Systems Inc. /(1)/                          1,019          34,728
Echelon Corp. /(1)/                             1,492          19,187
Electronic Data Systems Corp.                   4,178         168,206
Electronics For Imaging Inc. /(1)/                777          11,678
EMC Corp. /(1)/                                15,576         105,294
Enterasys Networks Inc. /(1)/                   1,329           1,342
Gateway Inc. /(1)/                              2,019           7,066
Hall Kinion & Associates Inc. /(1)/             3,200          16,000
Hewlett-Packard Co.                            22,555         302,914
International Business Machines Corp.          11,621         875,991
Internet Security Systems Inc. /(1)/            1,080          16,394
Juniper Networks Inc. /(1)/                     2,334          16,968
Lexmark International Group Inc."A" /(1)/       1,351          63,767
Maxtor Corp. /(1)/                              1,755           6,511
McDATA Corp."A" /(1)/                             787           7,532
Mentor Graphics Corp. /(1)/                     1,504          10,678
NCR Corp. /(1)/                                 1,414          39,733
Network Appliance Inc. /(1)/                    2,357          22,486
Palm Inc. /(1)/                                 4,159           3,161
Quantum DLT & Storage Group /(1)/               1,386           4,089
Redback Networks Inc. /(1)/                       550             561
Riverstone Networks Inc. /(1)/                  2,181           1,963
RSA Security Inc. /(1)/                           545           1,286
Sapient Corp. /(1)/                             1,142           1,450
Seagate Technology Inc.                         2,893              --
Silicon Graphics Inc. /(1)/                     2,910           3,434
Storage Technology Corp. /(1)/                  1,426          19,465
Sun Microsystems Inc. /(1)/                    22,723          83,848
SunGard Data Systems Inc. /(1)/                 1,864          45,948
Synopsys Inc. /(1)/                               999          43,107
3Com Corp. /(1)/                                2,048          10,097
Unisys Corp. /(1)/                              1,914          17,035
VeriSign Inc. /(1)/                             1,825          13,103
Veritas Software Corp. /(1)/                    3,877          63,001
---------------------------------------------------------------------
                                                            3,449,859
---------------------------------------------------------------------

COSMETICS/PERSONAL CARE - 1.33%
---------------------------------------------------------------------
Alberto-Culver Co."B"                           1,087          53,546
Avon Products Inc.                              1,633          79,592
Colgate-Palmolive Co.                           3,490         190,379
Estee Lauder Companies Inc."A"                    528          15,814
Gillette Co.                                    6,385         201,319
International Flavors &
  Fragrances Inc.                                 921          29,702
Kimberly-Clark Corp.                            3,281         196,335
Procter & Gamble Co.                            7,973         706,806
---------------------------------------------------------------------
                                                            1,473,493
---------------------------------------------------------------------

DISTRIBUTION/WHOLESALE - 0.25%
---------------------------------------------------------------------

Costco Wholesale Corp. /(1)/                    3,660         122,281
Fastenal Co.                                      718          25,288
Genuine Parts Co.                               1,375          45,719
Grainger (W.W.) Inc.                            1,091          49,150
Tech Data Corp. /(1)/                           1,137          37,601
---------------------------------------------------------------------
                                                              280,039
---------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.16%
---------------------------------------------------------------------
American Express Co.                            9,292         335,070
Bear Stearns Companies Inc.                       941          60,158
Capital One Financial Corp.                     1,833          65,383
Citigroup Inc.                                 41,786       1,368,491
Countrywide Credit Industries Inc.              1,017          53,382
Edwards (A.G.) Inc.                               846          31,843
Fannie Mae                                      6,842         518,487
Federated Investors Inc."B"                     1,300          37,960
Franklin Resources Inc.                         2,130          74,550
Freddie Mac                                     5,388         345,371
Goldman Sachs Group Inc. (The)                  3,780         292,194
Household International Inc.                    3,655         131,982
Legg Mason Inc.                                   628          30,314
Lehman Brothers Holdings Inc.                   2,169         123,655
MBNA Corp.                                      8,878         179,336
Merrill Lynch & Co. Inc.                        7,545         273,280
Morgan Stanley Dean Witter & Co.                9,258         395,502
Providian Financial Corp.                       2,006          11,394
Schwab (Charles) Corp.                          9,519          87,384
SLM Corp.                                       1,262         115,662
Stilwell Financial Inc.                         2,980          41,541
T. Rowe Price Group Inc.                        1,653          46,763
---------------------------------------------------------------------
                                                            4,619,702
---------------------------------------------------------------------

ELECTRIC - 1.68%
---------------------------------------------------------------------
AES Corp. /(1)/                                 3,979          12,017
Ameren Corp.                                    1,527          67,264
American Electric Power Inc.                    3,191         108,813
Calpine Corp. /(1)/                             2,946          14,376
Cinergy Corp.                                   1,509          51,910
Consolidated Edison Inc.                        1,612          65,592
Constellation Energy Group Inc.                 1,674          46,889
Dominion Resources Inc.                         1,931         121,093
DTE Energy Co.                                  1,312          56,298
Duke Energy Corp.                               6,204         166,453
Edison International /(1)/                      3,010          36,060
Entergy Corp.                                   2,055          86,700
Exelon Corp.                                    2,884         135,029
FirstEnergy Corp.                               3,949         130,317
FPL Group Inc.                                  1,325          75,631
Hawaiian Electric Industries Inc.               1,400          63,084
Mirant Corp. /(1)/                              3,554          13,434
NiSource Inc.                                   1,782          35,444
PG&E Corp. /(1)/                                3,226          36,615
Pinnacle West Capital Corp.                     1,092          36,484


LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares         Value
-----------------------------------------------------------------

ELECTRIC (Continued)

PPL Corp.                                   1,215      $   44,165
Progress Energy Inc.                        1,748          81,317
Public Service Enterprise Group Inc.        1,914          67,373
Reliant Energy Inc.                         2,983          35,349
Southern Co.                                4,806         139,182
TXU Corp.                                   2,261         109,342
Xcel Energy Inc.                            3,000          28,980
-----------------------------------------------------------------
                                                        1,865,211
-----------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.23%
-----------------------------------------------------------------
American Power Conversion Corp. /(1)/       1,623          20,304
Emerson Electric Co.                        3,259         158,974
Hubbell Inc. "B"                            1,209          38,809
Molex Inc.                                  1,352          40,154
-----------------------------------------------------------------
                                                          258,241
-----------------------------------------------------------------

ELECTRONICS - 0.47%
-----------------------------------------------------------------
Agilent Technologies Inc. /(1)/             3,910          52,511
Applera Corp. - Applied
  Biosystems Group                          2,428          48,099
Arrow Electronics Inc. /(1)/                  745          12,136
Avnet Inc.                                    673          10,418
AVX Corp.                                   1,680          20,630
Jabil Circuit Inc. /(1)/                    1,708          31,957
Johnson Controls Inc.                       1,096          94,574
Millipore Corp.                               812          28,655
Parker Hannifin Corp.                       1,287          52,201
PerkinElmer Inc.                              768           4,378
Sanmina-SCI Corp. /(1)/                     3,910          13,841
Solectron Corp. /(1)/                       4,669          17,369
Symbol Technologies Inc.                    1,662          15,157
Tektronix Inc. /(1)/                          844          14,652
Thermo Electron Corp. /(1)/                 1,302          23,150
Thomas & Betts Corp.                          525           8,479
Varian Inc. /(1)/                             844          26,620
Vishay Intertechnology Inc. /(1)/           1,410          20,191
Waters Corp. /(1)/                          1,257          31,400
-----------------------------------------------------------------
                                                          526,418
-----------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
Fluor Corp.                                   981          27,134
Washington Group Warrants
  (Expires 03/11/03) /(1)/                     25              --
-----------------------------------------------------------------
                                                           27,134
-----------------------------------------------------------------

ENTERTAINMENT - 0.10%
-----------------------------------------------------------------
Dover Motorsports Inc.                      9,800          45,080
International Game Technology
Inc. /(1)/                                    885          57,242
Macrovision Corp. /(1)/                       623           8,622
-----------------------------------------------------------------
                                                          110,944
-----------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.12%
-----------------------------------------------------------------
Waste Management Inc.                       5,151         130,990
-----------------------------------------------------------------
                                                          130,990
-----------------------------------------------------------------

FOOD - 1.39%
-----------------------------------------------------------------
Albertson's Inc.                            3,101          79,758
Archer-Daniels-Midland Co.                  4,670          56,927
Arden Group Inc. "A" /(1)/                    100           5,800
Benihana Inc. /(1)/                         3,335          41,687
Campbell Soup Co.                           2,618          60,607
ConAgra Foods Inc.                          3,726          97,957
Dean Foods Co. /(1)/                          740          28,009
Dole Food Co.                                 719          19,557
Flowers Foods Inc. /(1)/                    1,000          23,000
General Mills Inc.                          1,923          80,939
Heinz (H.J.) Co.                            1,978          74,709
Hershey Foods Corp.                           861          65,221
Hormel Foods Corp.                            728          16,620
Kellogg Co.                                 3,433         110,405
Kroger Co. /(1)/                            5,443          98,409
McCormick & Co. Inc.                        1,380          31,947
Safeway Inc. /(1)/                          4,260         109,993
Sara Lee Corp.                              5,650         104,186
Smithfield Foods Inc. /(1)/                 2,014          35,708
Smucker (J.M.) Co. (The)                      161           5,852
SUPERVALU Inc.                                904          18,776
Sysco Corp.                                 5,312         150,648
Tasty Baking Company                        4,600          67,942
Tyson Foods Inc. "A"                        1,171          14,544
Whole Foods Market Inc. /(1)/                 867          38,720
Winn-Dixie Stores Inc.                      1,163          18,782
Wrigley (William Jr.) Co.                   1,650          84,001
-----------------------------------------------------------------
                                                        1,540,704
-----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.33%
-----------------------------------------------------------------
Boise Cascade Corp.                           451          12,200
Bowater Inc.                                  700          28,616
Georgia-Pacific Corp.                       1,535          32,312
International Paper Co.                     3,205         120,668
MeadWestvaco Corp.                          1,432          33,351
Plum Creek Timber Co. Inc.                  1,006          25,894
Temple-Inland Inc.                            497          25,422
Weyerhaeuser Co.                            1,619          88,252
-----------------------------------------------------------------
                                                          366,715
-----------------------------------------------------------------

GAS - 0.03%
-----------------------------------------------------------------
Sempra Energy                               1,553          37,288
-----------------------------------------------------------------
                                                           37,288
-----------------------------------------------------------------

HAND/MACHINE TOOLS - 0.14%
-----------------------------------------------------------------
Black & Decker Corp.                          917          41,146
SPX Corp. /(1)/                               618          67,115
Stanley Works (The)                           698          24,346

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------

HAND / MACHINE TOOLS (Continued)
------------------------------------------------------------------
Starrett (LS) Co.  "A"                         800      $   18,800
------------------------------------------------------------------
                                                           151,407
------------------------------------------------------------------

HEALTH CARE - 3.06%
------------------------------------------------------------------
Aetna Inc.                                   1,202          51,217
Anthem Inc./(1)/                             1,000          63,110
Apogent Technologies Inc./(1)/               1,095          22,196
Bard (C.R.) Inc.                               603          33,008
Bausch & Lomb Inc.                             946          29,790
Baxter International Inc.                    4,470         162,216
Beckman Coulter Inc.                         1,366          54,626
Becton Dickinson & Co.                       1,668          50,924
Biomet Inc.                                  1,992          53,505
Boston Scientific Corp./(1)/                 3,382          98,585
Guidant Corp./(1)/                           2,186          80,445
HCA - The Healthcare Co.                     3,455         160,830
Health Management Associates
   Inc.  "A "/(1)/                           3,182          61,253
Health Net Inc./(1)/                         2,240          52,147
Healthsouth Corp./(1)/                       4,091          22,050
IDEXX Laboratories Inc./(1)/                 1,369          39,824
Johnson & Johnson                           20,326       1,103,905
Lincare Holdings Inc./(1)/                   1,564          50,126
Matria Healthcare Inc./(1)/                  9,400          75,670
Medtronic Inc.                               8,027         330,552
Oxford Health Plans Inc./(1)/                  759          30,777
PacifiCare Health Systems
   Inc.  "A "/(1)/                             609          14,001
Quest Diagnostics Inc./(1)/                    716          40,132
St. Jude Medical Inc./(1)/                   1,272          47,331
Steris Corp./(1)/                            1,145          26,129
Stryker Corp./(1)/                           1,486          83,766
Tenet Healthcare Corp./(1)/                  3,308         156,038
UnitedHealth Group Inc.                      2,179         192,515
Universal Health Services
   Inc.  "B "/(1)/                             519          23,729
Varian Medical Systems Inc./(1)/             1,142          48,569
Viasys Healthcare Inc./(1)/                    190           3,088
WellPoint Health Networks Inc./(1)/          1,196          88,947
Zimmer Holdings Inc./(1)/                    1,280          47,232
------------------------------------------------------------------
                                                         3,398,233
------------------------------------------------------------------

HOME BUILDERS - 0.17%
------------------------------------------------------------------
Centex Corp.                                   700          35,343
Clayton Homes Inc.                           1,189          15,778
D.R. Horton Inc.                             1,200          24,912
KB HOME                                        900          43,155
Lennar Corp.                                   700          36,960
Pulte Homes Inc.                               600          28,644
------------------------------------------------------------------
                                                           184,792
------------------------------------------------------------------

HOME FURNISHINGS - 0.17%
------------------------------------------------------------------
Ethan Allen Interiors Inc.                   1,203          40,878
Leggett & Platt Inc.                         1,920          44,448
Maytag Corp.                                 1,549          50,559
Whirlpool Corp.                                951          52,600
------------------------------------------------------------------
                                                           188,485
------------------------------------------------------------------

HOUSEHOLD PRODUCTS/WARES - 0.27%
------------------------------------------------------------------
American Greetings Corp.  "A"                1,269          21,192
Avery Dennison Corp.                           746          47,088
Clorox Co.                                   1,921          82,718
Dial Corp. (The)                             1,867          37,732
Fortune Brands Inc.                          1,033          54,202
Newell Rubbermaid Inc.                       1,743          60,308
------------------------------------------------------------------
                                                           303,240
------------------------------------------------------------------

INSURANCE - 3.41%
------------------------------------------------------------------
AFLAC Inc.                                   3,550         108,665
Allmerica Financial Corp.                      729          16,220
Allstate Corp.                               6,808         253,394
Ambac Financial Group Inc.                     742          42,672
American Financial Group Inc.                  592          14,812
American International Group Inc.           20,827       1,307,936
American National Insurance Co.                169          12,886
AON Corp.                                    1,672          33,029
Chubb Corp.                                  1,329          82,252
CIGNA Corp.                                  1,722         146,577
Cincinnati Financial Corp.                   1,242          49,345
Hancock (John) Financial
   Services Inc.                             3,107          94,297
Hartford Financial Services
   Group Inc.                                2,068         103,441
Jefferson-Pilot Corp.                          991          41,741
Lincoln National Corp.                       1,352          50,092
Loews Corp.                                  1,064          55,871
Markel Corp./(1)/                              269          56,127
Marsh & McLennan Companies
   Inc.                                      3,524         171,443
MBIA Inc.                                      996          45,776
Mercury General Corp.                          803          36,135
MetLife Inc.                                 5,250         141,330
MGIC Investment Corp.                          845          50,877
Old Republic International Corp.             1,194          38,327
PMI Group Inc. (The)                         1,496          50,714
Principal Financial Group Inc./(1)/          2,300          67,459
Progressive Corp.                            2,145         115,294
Protective Life Corp.                          566          18,593
Prudential Financial Inc./(1)/               4,500         135,900
Radian Group Inc.                            1,492          64,842
SAFECO Corp.                                 1,179          39,037
St. Paul Companies Inc.                      1,825          55,516
Torchmark Corp.                                894          33,391
Transatlantic Holdings Inc.                    150          10,870
Travelers Property Casualty Corp.            1,805          28,375
"A"

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares            Value
-------------------------------------------------------------------

INSURANCE (Continued)
-------------------------------------------------------------------
Travelers Property Casualty Corp."B"         3,709       $   60,420
21st Century Insurance Group                   577            7,472
Unitrin Inc.                                   604           19,147
UNUMProvident Corp.                          1,566           36,269
XL Capital Ltd."A"                           1,200           88,332
-------------------------------------------------------------------
                                                          3,784,876
-------------------------------------------------------------------

IRON/STEEL - 0.10%
-------------------------------------------------------------------

Allegheny Technologies Inc.                    806            7,004
Nucor Corp.                                    903           45,186
Schnitzer Steel Industries Inc."A"           3,200           60,480
-------------------------------------------------------------------
                                                            112,670
-------------------------------------------------------------------

LEISURE TIME - 0.28%
-------------------------------------------------------------------
Brunswick Corp.                              1,045           25,550
Callaway Golf Co.                              992           14,711
Carnival Corp."A"                            4,532          110,898
Harley-Davidson Inc.                         2,369          116,626
Sabre Holdings Corp. /(1)/                   1,419           38,185
-------------------------------------------------------------------
                                                            305,970
-------------------------------------------------------------------

LODGING - 0.27%
-------------------------------------------------------------------
Harrah's Entertainment Inc. /(1)/            1,317           62,610
Hilton Hotels Corp.                          2,863           32,953
Mandalay Resort Group /(1)/                  1,268           38,167
Marriott International Inc."A"               1,725           56,459
MGM Grand Inc. /(1)/                         1,584           56,216
Park Place Entertainment Corp. /(1)/         1,659           15,512
Starwood Hotels & Resorts
  Worldwide Inc.                             1,379           35,551
-------------------------------------------------------------------
                                                            297,468
-------------------------------------------------------------------

MACHINERY - 0.32%
-------------------------------------------------------------------
Caterpillar Inc.                             2,599          113,420
Cognex Corp. /(1)/                             565            8,899
Deere & Co.                                  1,377           63,232
Dover Corp.                                  1,612           46,313
Flow International Corp. /(1)/                 800            4,320
Imation Corp. /(1)/                          1,460           48,545
Ingersoll-Rand Co."A"                        1,279           48,026
Rockwell International Corp.                 1,215           22,380
-------------------------------------------------------------------
                                                            355,135
-------------------------------------------------------------------

MANUFACTURERS - 3.06%
-------------------------------------------------------------------
Cooper Industries Inc.                         809           26,470
Crane Co.                                      886           20,245
Danaher Corp.                                1,192           71,699
Eastman Kodak Co.                            2,091           63,859
Eaton Corp.                                    759           53,692
EnPro Industries Inc.                          161              634
General Electric Co.                        67,839        2,045,346
Harsco Corp.                                   670           20,335
Honeywell International Inc.                 5,964          178,622
Illinois Tool Works Inc.                     2,358          161,570
ITT Industries Inc.                          1,119           76,070
Pall Corp.                                   1,542           26,060
Pentair Inc.                                   900           39,096
Textron Inc.                                 1,249           48,524
3M Co.                                       2,479          309,751
Tyco International Ltd.                     15,929          249,926
U.S. Industries Inc. /(1)/                   1,030            3,172
-------------------------------------------------------------------
                                                          3,395,071
-------------------------------------------------------------------

MEDIA - 2.46%
-------------------------------------------------------------------
AOL Time Warner Inc. /(1)/                  34,887          441,321
Beasley Broadcast Group Inc."A" /(1)/        1,000           13,580
Belo (A.H.) Corp.                            1,301           29,858
Cablevision Systems Corp. /(1)/                713            6,795
Clear Channel Communications Inc. /(1)/      5,141          175,719
Comcast Corp."A" /(1)/                       7,156          170,527
Dow Jones & Co. Inc.                           876           37,274
Gannett Co. Inc.                             1,944          147,666
Gemstar-TV Guide International Inc. /(1)/    1,884            7,762
Gray Television Inc."A"                      1,500           20,100
Hearst-Argyle Television Inc. /(1)/            867           18,172
Hispanic Broadcasting Corp. /(1)/            2,782           53,832
Hollinger International Inc.                 3,150           31,028
Knight Ridder Inc.                             829           50,345
Liberty Media Corp."A" /(1)/                23,800          198,968
McGraw-Hill Companies Inc.                   1,249           79,199
Meredith Corp.                               1,160           45,959
New York Times Co."A"                        1,059           49,985
Readers Digest Association Inc.
  (The)"A"                                     751           12,827
Scripps (E.W.) Co.                           1,033           73,446
Tribune Co.                                  3,076          128,300
UnitedGlobalCom Inc.  "A" /(1)/                803            1,397
Univision Communications Inc. /(1)/          1,677           39,074
USA Networks Inc. /(1)/                      1,563           33,479
Viacom Inc."B" /(1)/                        14,007          570,085
Walt Disney Co. (The)                       14,821          232,393
Washington Post Company (The)"B"               104           67,288
-------------------------------------------------------------------
                                                          2,736,379
-------------------------------------------------------------------

MINING - 0.26%
-------------------------------------------------------------------
Alcoa Inc.                                   5,963          149,612
Newmont Mining Corp.                         3,891          110,855
Phelps Dodge Corp.                             770           24,879
-------------------------------------------------------------------
                                                            285,346
-------------------------------------------------------------------

OFFICE/BUSINESS EQUIPMENT - 0.20%
-------------------------------------------------------------------
CompX International Inc.                     2,900           30,885
Herman Miller Inc.                           1,334           20,664

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                    Shares           Value
------------------------------------------------------------------

OFFICE/BUSINESS EQUIPMENT (Continued)
------------------------------------------------------------------
HON Industries Inc.                          2,182      $   59,940
Imagistics International Inc./(1)/             557          10,527
Pitney Bowes Inc.                            1,914          69,383
Xerox Corp./(1)/                             4,675          32,772
------------------------------------------------------------------
                                                           224,171
------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.63%
------------------------------------------------------------------
Amerada Hess Corp.                             723          52,851
Anadarko Petroleum Corp.                     2,306         102,940
Apache Corp.                                 1,706          93,932
Burlington Resources Inc.                    1,776          68,323
ChevronTexaco Corp.                          7,564         579,629
Conoco Inc.                                  4,415         108,388
Devon Energy Corp.                           1,607          75,529
Diamond Offshore Drilling Inc.               1,587          35,454
ENSCO International Inc.                     1,054          28,110
EOG Resources Inc.                           1,596          55,605
Equitable Resources Inc.                     1,500          52,740
Exxon Mobil Corp.                           51,784       1,835,743
Kerr-McGee Corp.                               991          46,428
Kinder Morgan Inc.                           1,000          41,190
Marathon Oil Corp.                           1,891          46,802
Murphy Oil Corp.                               918          78,627
Noble Drilling Corp.                         1,026          31,806
Noble Energy Inc.                              639          21,311
Occidental Petroleum Corp.                   2,414          71,696
Ocean Energy Inc.                            1,800          37,728
Penn Virginia Corp.                            900          31,590
Phillips Petroleum Co.                       3,163         166,311
Plains Resource Inc./(1)/                    5,700         137,997
Rowan Companies Inc./(1)/                    1,098          22,597
Sunoco Inc.                                  2,257          80,078
Transocean Sedco Forex Inc.                  2,024          49,588
Unocal Corp.                                 1,584          52,383
Valero Energy Corp.                            892          28,963
------------------------------------------------------------------
                                                         4,034,339
------------------------------------------------------------------

OIL & GAS SERVICES - 0.40%
------------------------------------------------------------------
Baker Hughes Inc.                            2,175          59,813
BJ Services Co./(1)/                         1,265          38,595
Cooper Cameron Corp./(1)/                      491          22,016
GlobalSantaFe Corp.                            833          18,326
Grant Prideco Inc./(1)/                      1,147          11,252
Halliburton Co.                              3,687          56,042
Patterson-UTI Energy Inc./(1)/               1,300          32,474
Schlumberger Ltd.                            3,808         164,277
Smith International Inc./(1)/                  840          27,258
Varco International Inc./(1)/                  889          15,673
------------------------------------------------------------------
                                                           445,726
------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.11%
------------------------------------------------------------------
Bemis Co.                                      891          47,205
Pactiv Corp./(1)/                            1,261          22,900
Sealed Air Corp./(1)/                          976          15,118
Smurfit-Stone Container Corp./(1)/           1,232          17,273
Sonoco Products Co.                            896          21,128
------------------------------------------------------------------
                                                           123,624
------------------------------------------------------------------

PHARMACEUTICALS - 4.68%
------------------------------------------------------------------
Abbott Laboratories                         10,818         433,045
Abgenix Inc./(1)/                            1,646          12,740
Advanced Medical Optics Inc.                   220           1,949
Allergan Inc.                                  992          58,250
Bio-Reference Laboratories Inc.              3,800          30,476
Bone Care International Inc./(1)/            4,100          23,616
Bristol-Myers Squibb Co.                    13,109         327,070
Cardinal Health Inc.                         3,490         226,292
DENTSPLY International Inc.                  1,070          42,447
Forest Laboratories Inc. "A "/(1)/           1,475         107,675
ICN Pharmaceuticals Inc.                       862           8,758
IVAX Corp./(1)/                              1,396          19,125
King Pharmaceuticals Inc./(1)/               2,178          46,413
Lilly (Eli) and Co.                          7,476         433,982
MedImmune Inc./(1)/                          2,650          68,026
Merck & Co. Inc.                            15,166         766,186
Mylan Laboratories Inc.                      1,766          57,660
Omnicare Inc.                                2,118          47,168
Pfizer Inc.                                 42,456       1,404,444
Pharmacia Corp.                              8,813         385,128
Schering-Plough Corp.                        9,950         229,646
Sepracor Inc./(1)/                           4,822          26,859
Sybron Dental Specialties Inc./(1)/          1,406          21,484
Tanox Inc./(1)/                              1,476          17,018
Watson Pharmaceuticals Inc./(1)/             1,015          23,670
Wyeth                                        8,955         383,274
------------------------------------------------------------------
                                                         5,202,401
------------------------------------------------------------------

PIPELINES - 0.08%
------------------------------------------------------------------
Dynegy Inc. "A"                              2,057           4,279
El Paso Corp.                                4,027          68,097
Williams Companies Inc.                      3,520          11,334
------------------------------------------------------------------
                                                            83,710
------------------------------------------------------------------

PUBLISHING - 0.00%
------------------------------------------------------------------
Golden Books Family Entertainment
  Inc. Warrants (Expires 01/27/03)               1              --
------------------------------------------------------------------
                                                                --
------------------------------------------------------------------

REAL ESTATE - 0.10%
------------------------------------------------------------------
Shurgard Storage Centers Inc. "A"            2,000          65,200
Urstadt Biddle Properties Inc."A"            4,500          51,390
------------------------------------------------------------------
                                                           116,590
------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                    Shares             Value
--------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.95%
--------------------------------------------------------------------
Apartment Investment &
   Management Co.  "A"                       1,845        $    80,534
Archstone-Smith Trust                        1,971             51,936
Arden Realty Inc.                            2,216             55,533
AvalonBay Communities Inc.                     954             43,169
Boston Properties Inc.                         972             36,819
CarrAmerica Realty Corp.                     1,774             48,430
Crescent Real Estate Equities Co.            2,271             38,153
Duke-Weeks Realty Corp.                      1,751             45,929
Equity Office Properties Trust               2,757             76,865
Equity Residential Properties Trust          2,026             56,566
Highwoods Properties Inc.                    3,546             84,749
Host Marriott Corp.                          3,386             34,334
Kimco Realty Corp.                           1,963             62,325
Mack-Cali Realty Corp.                       3,193            107,125
Public Storage Inc.                          3,015             96,179
Rouse Co.                                    1,807             58,456
Simon Property Group Inc.                      877             31,212
Vornado Realty Trust                         1,029             42,518
---------------------------------------------------------------------
                                                            1,050,832
---------------------------------------------------------------------

RETAIL - 4.59%
---------------------------------------------------------------------
Abercrombie & Fitch Co.  "A"/(1)/            1,029             23,461
Amazon.com Inc./(1)/                         2,211             33,032
AutoNation Inc./(1)/                         3,667             48,404
AutoZone Inc./(1)/                             943             68,226
Barnes & Noble Inc./(1)/                       618             14,146
Bed Bath & Beyond Inc./(1)/                  2,958             94,833
Best Buy Co. Inc./(1)/                       2,155             45,686
Big Lots Inc.                                1,199             20,203
BJ's Wholesale Club Inc./(1)/                  716             17,578
Borders Group Inc./(1)/                        886             16,710
Brinker International Inc./(1)/              1,068             29,605
CDW Computer Centers Inc./(1)/                 772             33,134
Circuit City Stores Inc.                     1,434             19,990
CVS Corp.                                    3,542            104,099
Darden Restaurants Inc.                      3,174             81,350
Dollar General Corp.                         2,506             37,540
Dollar Tree Stores Inc./(1)/                 1,136             27,957
eBay Inc./(1)/                               2,188            123,666
Family Dollar Stores Inc.                    2,056             58,699
Federated Department Stores Inc./(1)/        1,829             65,661
FreeMarkets Inc./(1)/                          984              5,806
Gap Inc. (The)                               6,600             77,418
Golden State Bancorp Inc./(1)/                 900              1,053
Home Depot Inc.                             16,563            545,420
Kohls Corp./(1)/                             2,862            199,539
Limited Inc.                                 4,179             63,897
Lowe's Companies Inc.                        5,524            228,583
May Department Stores Co.                    2,644             77,549
McDonald's Corp.                             7,692            182,762
Nordstrom Inc.                                 986             19,059
Office Depot Inc./(1)/                       4,102             52,998
Outback Steakhouse Inc./(1)/                   951             27,921
Payless ShoeSource Inc./(1)/                   221             11,691
Penney (J.C.) Co. Inc.                       2,374             41,213
Pier 1 Imports Inc.                          1,291             23,109
RadioShack Corp.                             1,262             27,499
Rite Aid Corp./(1)/                          3,998              8,396
Ross Stores Inc.                               876             31,632
Saks Inc./(1)/                               1,048             11,130
Sears, Roebuck and Co.                       2,292            104,309
Staples Inc./(1)/                            3,636             50,540
Starbucks Corp./(1)/                         3,053             61,365
Target Corp.                                 6,063            207,355
Tiffany & Co.                                1,088             26,982
TJX Companies Inc.                           3,534             69,903
Toys R Us Inc./(1)/                          1,320             17,596
Walgreen Co.                                 6,966            242,069
Wal-Mart Stores Inc.                        30,182          1,614,133
Wendy's International Inc.                   1,067             38,103
Yum! Brands Inc.                             1,980             60,053
---------------------------------------------------------------------
                                                            5,093,063
---------------------------------------------------------------------

SEMICONDUCTORS - 1.85%
---------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/             2,729             24,152
Agere Systems Inc./(1)/                        244                388
Agere Systems Inc. "B"                       6,005              9,248
Altera Corp./(1)/                            3,199             34,261
Analog Devices Inc./(1)/                     2,554             61,551
Applied Materials Inc./(1)/                 10,938            146,132
Applied Micro Circuits Corp./(1)/            1,888              7,269
Atmel Corp./(1)/                             2,354              5,438
Axcelis Technologies Inc./(1)/               1,231              8,330
Broadcom Corp.  "A"/(1)/                     2,765             45,595
Cirrus Logic Inc./(1)/                         614              2,425
Conexant Systems Inc./(1)/                   1,733              2,565
Cree Inc./(1)/                               1,019             14,021
Cypress Semiconductor Corp./(1)/               791              8,329
Integrated Device Technology Inc./(1)/       1,282             16,961
Intel Corp.                                 46,704            778,556
International Rectifier Corp./(1)/           1,491             32,444
Intersil Corp.  "A"/(1)/                     2,580             43,654
KLA-Tencor Corp./(1)/                        1,498             49,239
Lam Research Corp./(1)/                      1,577             18,341
Lattice Semiconductor Corp./(1)/             1,830             11,675
Linear Technology Corp.                      2,366             62,037
LSI Logic Corp./(1)/                         3,159             23,155
Maxim Integrated Products Inc./(1)/          2,365             74,758
Microchip Technology Inc./(1)/               1,772             37,301
Micron Technology Inc./(1)/                  4,916             84,801
Mykrolis Corp./(1)/                            278              2,018
National Semiconductor Corp./(1)/            1,302             20,819
Novellus Systems Inc./(1)/                   1,420             34,733
NVIDIA Corp./(1)/                            1,730             17,560
QLogic Corp./(1)/                            1,276             42,810
Rambus Inc./(1)/                               641              3,493
Silicon Laboratories Inc./(1)/                 653             14,751

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                   Shares            Value
------------------------------------------------------------------

SEMICONDUCTORS (Continued)
------------------------------------------------------------------
Skyworks Solutions Inc.                        608      $    2,554
Teradyne Inc./(1)/                           1,651          20,885
Texas Instruments Inc.                      11,277         222,157
Varian Semiconductor Equipment
  Associates Inc./(1)/                       1,159          24,246
Vitesse Semiconductor Corp./(1)/             1,199           1,595
Xilinx Inc./(1)/                             2,488          48,068
------------------------------------------------------------------
                                                         2,058,315
------------------------------------------------------------------

SOFTWARE - 3.16%
------------------------------------------------------------------
Adobe Systems Inc.                           1,553          31,215
Ariba Inc./(1)/                              1,184           2,605
Ascential Software Corp./(1)/                2,019           4,422
Autodesk Inc.                                1,656          22,025
Automatic Data Processing Inc.               4,373         165,168
BEA Systems Inc./(1)/                        3,160          19,308
BMC Software Inc./(1)/                       2,262          31,442
BroadVision Inc.                               191             472
Cadence Design Systems Inc./(1)/             2,345          31,587
Certegy Inc./(1)/                            1,144          37,592
ChoicePoint Inc./(1)/                          966          41,509
Citrix Systems Inc./(1)/                     1,340           8,442
CMGI Inc./(1)/                               1,338             763
Computer Associates
   International Inc.                        5,061          56,683
Compuware Corp./(1)/                         3,093          11,228
DoubleClick Inc./(1)/                        1,134           6,384
eFunds Corp./(1)/                            1,666          17,043
Electronic Arts Inc./(1)/                    1,340          84,768
First Data Corp.                             5,128         178,198
Fiserv Inc./(1)/                             1,594          58,675
Global Payments Inc.                         1,047          29,169
i2 Technologies Inc./(1)/                    1,715           1,544
IMS Health Inc.                              1,901          33,077
InfoSpace Inc./(1)/                          2,388           1,242
Inktomi Corp./(1)/                             719             360
Internet Capital Group Inc./(1)/               930             251
Intuit Inc./(1)/                             1,916          85,511
Keane Inc./(1)/                                759           6,148
Legato Systems Inc./(1)/                       934           2,653
Macromedia Inc./(1)/                           400           2,736
Mercury Interactive Corp./(1)/               1,276          32,423
Micromuse Inc./(1)/                            719           2,171
Microsoft Corp./(1)/                        37,227       1,828,590
NDCHealth Corp.                                962          19,644
Network Associates Inc./(1)/                 1,413          18,369
Novell Inc./(1)/                             2,244           5,834
Openwave Systems Inc./(1)/                   1,792           1,792
Oracle Corp./(1)/                           37,389         358,561
Parametric Technology Corp./(1)/             2,243           5,114
PeopleSoft Inc./(1)/                         3,049          49,028
Rational Software Corp./(1)/                 1,405           9,554
RealNetworks Inc./(1)/                       1,519           6,957
Reynolds & Reynolds Co. (The) "A"            1,435          35,660
Siebel Systems Inc./(1)/                     3,777          31,991
Sybase Inc./(1)/                             1,622          22,724
Symantec Corp./(1)/                          1,778          50,851
Total System Services Inc.                     462           7,854
Vignette Corp./(1)/                          1,269           1,129
Yahoo! Inc./(1)/                             4,872          50,133
------------------------------------------------------------------
                                                         3,510,599
------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.55%
------------------------------------------------------------------
ADC Telecommunications Inc./(1)/             5,533           7,082
ADTRAN Inc./(1)/                               540           9,391
Advanced Fibre Communications Inc./(1)/      1,218          21,486
American Tower Corp./(1)/                    5,197          12,785
Andrew Corp./(1)/                            1,138          11,369
Avaya Inc./(1)/                              1,822           3,826
CIENA Corp./(1)/                             3,152          12,794
CommScope Inc./(1)/                            696           4,705
Comverse Technology Inc. /(1)/               1,113           9,104
Harris Corp.                                 1,192          38,084
JDS Uniphase Corp./(1)/                     11,096          29,848
Lucent Technologies Inc./(1)/               22,701          39,273
Motorola Inc.                               16,946         203,352
QUALCOMM Inc./(1)/                           5,580         154,622
RF Micro Devices Inc./(1)/                   1,388           9,286
Scientific-Atlanta Inc.                      1,584          23,348
Tellabs Inc./(1)/                            3,129          17,679
------------------------------------------------------------------
                                                           608,034
------------------------------------------------------------------

TELECOMMUNICATIONS - 1.01%
------------------------------------------------------------------
Adaptec Inc./(1)/                              742           4,548
Anixter International Inc./(1)/                349           8,219
AT&T Wireless Services Inc./(1)/            19,456          96,113
Broadwing Inc./(1)/                          4,165          13,411
Corning Inc./(1)/                            6,341          12,682
Cox Communications Inc.  "A "/(1)/           2,498          64,573
EchoStar Communications Corp./(1)/           3,200          56,960
General Motors Corp. "H"/(1)/                6,403          65,887
Leap Wireless International Inc./(1)/        1,641             640
Level 3 Communications Inc./(1)/             2,623          13,587
Nextel Communications Inc.  "A "/(1)/        5,589          42,532
NTL Inc./(1)/                                  896              16
Qwest Communications
   International Inc.                       13,282          43,167
Sprint Corp. (PCS Group)/(1)/                6,688          26,484
Verizon Communications Inc.                 21,728         673,568
------------------------------------------------------------------
                                                         1,122,387
------------------------------------------------------------------

TELEPHONE - 1.45%
------------------------------------------------------------------
Alltel Corp.                                 2,730         114,824
AT&T Corp.                                  28,313         345,985
BellSouth Corp.                             14,215         331,494

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                                 Shares            Value
--------------------------------------------------------------------------------

TELEPHONE  (Continued)
--------------------------------------------------------------------------------
CenturyTel Inc.                                           1,227       $   33,190
SBC Communications Inc.                                  26,457          654,546
Sprint Corp. (FON Group)                                  6,773           78,567
Telephone &Data Systems Inc.                                815           48,696
--------------------------------------------------------------------------------
                                                                       1,607,302
--------------------------------------------------------------------------------

TEXTILES - 0.11%
--------------------------------------------------------------------------------
Cintas Corp.                                              1,502           66,103
Mohawk Industries Inc./(1)/                               1,200           59,400
--------------------------------------------------------------------------------
                                                                         125,503
--------------------------------------------------------------------------------

TOBACCO - 0.84%
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                             14,948          747,400
R.J. Reynolds Tobacco Holdings Inc.                       1,320           77,669
UST Inc.                                                  3,012          104,547
--------------------------------------------------------------------------------
                                                                         929,616
--------------------------------------------------------------------------------

TOYS/GAMES/HOBBIES - 0.10%
--------------------------------------------------------------------------------
Hasbro Inc.                                               1,471           19,344
Marvel Enterprises Inc. "C"
  Warrants (Expires 10/02/02)/(1)/                            9               --
Mattel Inc.                                               4,444           86,347
--------------------------------------------------------------------------------
                                                                         105,691
--------------------------------------------------------------------------------

TRANSPORTATION - 0.89%
--------------------------------------------------------------------------------
Airborne Inc.                                               867           11,150
Alexander & Baldwin Inc.                                  1,545           35,365
Burlington Northern Santa Fe Corp.                        1,545           44,434
CNF Transportation Inc.                                   1,153           35,397
CSX Corp.                                                 1,137           39,602
FedEx Corp./(1)/                                          2,780          131,633
Kansas City Southern Industries Inc.                      4,089           61,948
Norfolk Southern Corp.                                    2,813           58,876
Union Pacific Corp.                                       1,519           91,975
United Parcel Service Inc.                                7,500          479,325
--------------------------------------------------------------------------------
                                                                         989,705
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
--------------------------------------------------------------------------------
GATX Corp.                                                1,003           24,403
--------------------------------------------------------------------------------
                                                                          24,403
--------------------------------------------------------------------------------

WATER - 0.08%
--------------------------------------------------------------------------------
American Water Works Inc.                                 2,064           91,786
--------------------------------------------------------------------------------
                                                                          91,786
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $76,960,936)                                                   71,996,936
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 18.65%

AUSTRALIA - 1.05%
--------------------------------------------------------------------------------
Coles Myer Ltd. ADR                                       4,129          104,340
National Australia Bank ADR                               4,594          439,830
News Corporation Ltd. ADR                                 3,539           76,089
Rio Tinto PLC ADR                                         3,888          276,826
Westpac Banking Corp. ADR                                 6,568          272,572
--------------------------------------------------------------------------------
                                                                       1,169,657
--------------------------------------------------------------------------------

BELGIUM - 0.01%
--------------------------------------------------------------------------------
Compagnie Maritime Belge SA                                 189            9,277
--------------------------------------------------------------------------------
                                                                           9,277
--------------------------------------------------------------------------------

BERMUDA - 0.06%
--------------------------------------------------------------------------------
Weatherford International Ltd.                            1,663           67,917
--------------------------------------------------------------------------------
                                                                          67,917
--------------------------------------------------------------------------------

CANADA - 0.19%
--------------------------------------------------------------------------------
Alcan Aluminum Ltd.                                       2,086           58,742
Barrick Gold Corp.                                        3,335           53,593
Inco Ltd./(1)/                                            1,459           26,247
Nortel Networks Corp./(1)/                               22,319           23,435
Placer Dome Inc.                                          4,586           45,722
--------------------------------------------------------------------------------
                                                                         207,739
--------------------------------------------------------------------------------

DENMARK - 0.52%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                     12,998          392,930
TDC A/S ADR                                              13,385          183,910
--------------------------------------------------------------------------------
                                                                         576,840
--------------------------------------------------------------------------------

FINLAND - 0.33%
--------------------------------------------------------------------------------
Nokia OYJ ADR                                            18,091          240,429
Outokumpu OYJ                                             2,208           23,624
Rautaruukki OYJ                                           9,380           39,280
Stora Enso OYJ "R"                                        1,667           18,408
UPM-Kymmene OYJ                                             565           18,008
Uponor OYJ                                                  997           20,191
--------------------------------------------------------------------------------
                                                                         359,940
--------------------------------------------------------------------------------

FRANCE - 1.79%
--------------------------------------------------------------------------------
Alcatel SA ADR                                           16,188           81,426
Autoroutes du Sud de la France SA/(1)/                      448           11,423
Aventis SA ADR                                            9,294          547,045
AXA-UAP ADR                                              18,158          248,765
France Telecom SA ADR                                     2,568           32,691
LVMH Moet-Hennessy Louis
  Vuitton ADR                                            20,445          172,760
Technip SA                                                  262           20,042
Total Fina SA ADR                                        11,606          827,740
Total Fina SA Warrants (Expires
  08/08/03)                                                  81            1,972


                                                                             65

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                    Shares               Value
----------------------------------------------------------------------

FRANCE (Continued)
----------------------------------------------------------------------
Vivendi Universal SA ADR                     2,837          $   36,768
Zodiac SA                                      440               9,705
----------------------------------------------------------------------
                                                             1,990,337
----------------------------------------------------------------------

GERMANY - 0.88%
----------------------------------------------------------------------
DaimlerChrysler AG                          16,184             693,646
Deutsche Bank AG                               241              14,935
Deutsche Telekom AG ADR                     15,279             168,069
E.ON AG                                        395              20,353
SAP AG ADR                                   4,658              89,667
----------------------------------------------------------------------
                                                               986,670
----------------------------------------------------------------------

GREECE - 0.04%
----------------------------------------------------------------------
Aluminium of Greece S.A.I.C.                   780              18,971
Papastratos Cigarette
  Manufacturing Co. SA                         650              10,537
Technical Olympic SA                         2,400               8,003
----------------------------------------------------------------------
                                                                37,511
----------------------------------------------------------------------

HONG KONG - 0.22%
----------------------------------------------------------------------
ASM Pacific Technology Ltd.                 10,500              19,048
Bank of East Asia Ltd.                       7,200              13,708
CLP Holdings Ltd.                            4,500              18,116
Esprit Holdings Ltd.                        10,000              16,282
Giordano International Ltd.                 20,000               8,846
Hong Kong & China Gas Co. Ltd.              52,000              69,667
Hong Kong Exchanges &
  Clearing Ltd.                             12,000              15,846
Hongkong Electric Holdings Ltd.             16,500              64,308
Shangri-La Asia Ltd.                        14,000               9,154
Sino Land Co. Ltd.                          28,000               9,154
Wharf Holdings Ltd.                          5,000              10,417
----------------------------------------------------------------------
                                                               254,546
----------------------------------------------------------------------

IRELAND - 0.51%
----------------------------------------------------------------------
Allied Irish Banks PLC ADR                  21,737             563,640
----------------------------------------------------------------------
                                                               563,640
----------------------------------------------------------------------

ITALY - 0.70%
----------------------------------------------------------------------
ACEA SpA                                     2,184              12,423
Banca Popolare di Milano SCRL /(1)/          4,464              17,555
Benetton Group SpA ADR                       9,307             216,388
ENI-Ente Nazionale Idrocarburi
  SpA ADR                                    2,928             220,771
Fiat SpA ADR                                 8,551              97,647
Italgas SpA                                  2,479              25,284
San Paolo-IMI SpA ADR                       11,488             193,113
----------------------------------------------------------------------
                                                               783,181
----------------------------------------------------------------------

JAPAN - 4.27%
----------------------------------------------------------------------
Canon Inc. ADR                               7,000             239,680
Fuji Photo Film Co. Ltd. ADR                 5,276             164,453
Hitachi Ltd. ADR                             3,187             170,218
Honda Motor Company Ltd. ADR                11,657             247,128
Ito-Yokado Co. Ltd. ADR                      4,521             195,488
Japan Air Lines ADR                         34,938             169,100
Kirin Brewery Co. Ltd. ADR                   5,186             334,497
Kubota Corp. ADR                            21,824             315,357
Kyocera Corp. ADR                            2,233             156,176
Makita Corp. ADR                             6,620              39,257
Matsushita Electric Industrial Co.
   Ltd. ADR                                 16,391             200,790
Millea Holdings Inc. ADR                    12,313             501,139
Mitsubishi Corp. ADR                        18,297             242,435
Mitsui & Co. ADR                             2,080             222,498
NEC Corp. ADR                               24,095             132,763
Nippon Telegraph & Telephone
   Corp. ADR                                12,552             249,910
Nissan Motor Co. Ltd. ADR                   11,451             169,005
Pioneer Corp. ADR                            9,099             159,869
Ricoh Corp. Ltd. ADR                         2,370             210,930
Sony Corp. ADR                               4,291             186,701
Toyota Motor Corp. ADR                       8,659             433,296
----------------------------------------------------------------------
                                                             4,740,690
----------------------------------------------------------------------

NETHERLANDS - 1.83%
----------------------------------------------------------------------
Abn Amro Holding NV ADR                     17,633             286,360
Aegon NV ADR                                 8,731             126,687
Akzo Nobel NV ADR                            5,022             189,078
ING Groep NV ADR                             6,908             151,492
Koninklijke Ahold NV ADR                    12,337             209,729
Koninklijke (Royal) Philips
   Electronics NV - NY Shares                9,058             182,972
Reed Elsevier NV ADR                        15,753             401,702
Royal Dutch Petroleum Co.                    7,000             315,785
Royal Dutch Petroleum Co. -
   NY Shares                                 3,132             141,566
Unilever NV - NY Shares                        561              33,194
----------------------------------------------------------------------
                                                             2,038,565
----------------------------------------------------------------------

NEW ZEALAND - 0.07%
----------------------------------------------------------------------
Telecom Corp. of New Zealand
   Ltd. ADR                                  4,215              80,085
----------------------------------------------------------------------
                                                                80,085
----------------------------------------------------------------------

NORWAY - 0.01%
----------------------------------------------------------------------
Kvaerner ASA  "A" /(1)/                     14,002               9,369
----------------------------------------------------------------------
                                                                 9,369
----------------------------------------------------------------------

PORTUGAL - 0.07%
----------------------------------------------------------------------
Banco Comercial Portugues ADR                5,288              73,027
----------------------------------------------------------------------
                                                                73,027
----------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                    Shares           Value
------------------------------------------------------------------

SINGAPORE - 0.05%
------------------------------------------------------------------
Chartered Semiconductor
  Manufacturing Ltd. ADR/(1)/                2,111     $    25,015
Haw Par Corp. Ltd.                           4,000           9,829
NatSteel Ltd                                15,000          15,173
Singapore Exchange Ltd.                     21,000          14,641
------------------------------------------------------------------
                                                            64,658
------------------------------------------------------------------

SPAIN - 0.73%
------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria
  SA ADR                                    16,643         162,769
Banco Santander Central Hispano
  SA ADR                                    48,205         319,117
Repsol SA ADR                               10,083         131,684
Telefonica SA ADR                            7,373         203,200
------------------------------------------------------------------
                                                           816,770
------------------------------------------------------------------

SWEDEN - 0.13%
------------------------------------------------------------------
Hoganas AB "B"                               1,115          20,964
Holmen AB "B"                                  482          10,372
Sapa AB                                      2,979          55,217
SSAB Svenskt Stal AB "A"                       891           8,969
Telefonaktiebolaget LM Ericsson
  AB ADR                                    44,305          32,343
Telefonaktiebolaget LM Ericsson
  Rights/(2)/                               44,305          13,735
------------------------------------------------------------------
                                                           141,600
------------------------------------------------------------------

SWITZERLAND - 0.81%
------------------------------------------------------------------
Adecco SA ADR                               11,739         130,420
Centerpulse Ltd. ADR                         6,081          89,087
Ciba Specialty Chemicals AG                    353          25,287
Credit Suisse Group/(1)/                       634          14,745
Gebruder Sulzer AG/(1)/                         52           8,178
Givaudan SA - Registered                       203          85,088
Logitech International SA/(1)/                 442          14,491
Lonza AG                                       516          32,941
Nestle SA                                      340          72,955
Novartis AG                                  6,000         243,494
Schindler Holding AG Certificates
  of Participation                              73          13,037
SGS Societe Generale de
  Surveillance Holding SA                       93          24,603
UBS AG - Registered/(1)/                     2,759         129,985
Valora Holding AG                               51          10,196
------------------------------------------------------------------
                                                           894,507
------------------------------------------------------------------

UNITED KINGDOM - 4.38%
------------------------------------------------------------------
AstraZeneca PLC ADR                         10,090         294,124
Balfour Beatty PLC                           3,490          10,635
Barclays PLC ADR                            13,928         402,519
Barratt Developments PLC                     1,786          11,597
BHP Billiton PLC                             3,183          15,018


                                         Shares or
Security                               Face Amount          Value
------------------------------------------------------------------

UNITED KINGDOM (Continued)
------------------------------------------------------------------
BP PLC ADR                                   9,282     $   434,398
British Sky Broadcasting PLC ADR             2,720         153,680
British Telecom PLC ADR/(1)/                 5,837         182,465
Cadbury Schweppes PLC ADR                   11,609         340,840
Corus Group PLC/(1)/                        11,861          10,091
Diageo PLC ADR                              16,288         786,873
George Wimpey PLC                            4,380          19,361
GlaxoSmithKline PLC ADR                     25,962         983,700
Great Portland Estates PLC                   3,126          10,590
Hanson PLC ADR                               9,939         302,742
Hong Kong & Shanghai Banking ADR             3,025         172,909
Kidde PLC                                    9,318           9,513
Lattice Group PLC                            7,149          19,021
Peninsular & Oriental Steam
  Navigation Co. PLC                         3,161          11,063
Rank Group PLC                               2,783          11,430
Reuters Group PLC ADR                        2,892          76,869
Royal Bank of Scotland Group PLC             5,021         119,845
Scottish & Southern Energy PLC               1,030          10,675
Tate & Lyle PLC                              2,576          14,624
Vodafone Group PLC ADR                      28,506         455,811
------------------------------------------------------------------
                                                         4,860,393
------------------------------------------------------------------

TOTAL INTERNATIONAL
COMMON STOCKS
(Cost: $26,744,342)                                     20,726,919
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $ 103,705,278)                                   92,723,855
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 15.10%
------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,  11/15/28                      $  615,000         626,411
  8.00%,  11/15/21                       1,100,000       1,500,125
U.S. Treasury Notes
  4.75%,  02/15/04                       4,670,000       4,863,002
  5.00%,  08/15/11                         700,000         748,782
  5.25%,  08/15/03                         550,000         568,111
  5.63%,  05/15/08                       1,000,000       1,110,195
  6.50%,  05/15/05                       3,710,000       4,108,536
  7.00%,  07/15/06                       2,820,000       3,242,120
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS - 15.10%
------------------------------------------------------------------
(Cost: $16,052,951)                                     16,767,282
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.02%
------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market
  Fund, Institutional Shares             7,398,490       7,398,490
Dreyfus Money Market Fund                  519,730         519,730
Goldman Sachs Financial Square
  Prime Obligation Fund                  237,132           237,132

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                               Shares              Value
-------------------------------------------------------------------
Providian Temp Cash Money
  Market Fund                          752,697         $    752,697
-------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $8,908,049)                                        8,908,049
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 106.62%
(Cost $128,666,278)                                     118,399,186
-------------------------------------------------------------------

Other Assets, Less Liabilities - (6.62%)                 (7,355,714)
-------------------------------------------------------------------

NET ASSETS - 100.00%                                   $111,043,472
===================================================================

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments
August 31, 2002 (Unaudited)

Security                                     Shares         Value
------------------------------------------------------------------
COMMON STOCKS - 93.82%

U.S. COMMON STOCKS - 74.81%

ADVERTISING - 0.19%
------------------------------------------------------------------
Interpublic Group of Companies Inc.           2,664       $ 48,565
Lamar Advertising Co. /(1)/                     789         25,216
Omnicom Group Inc.                            1,363         82,461
TMP Worldwide Inc. /(1)/                        586          6,399
------------------------------------------------------------------
                                                           162,641
------------------------------------------------------------------

AEROSPACE/DEFENSE - 1.15%
------------------------------------------------------------------
Boeing Co.                                    5,824        215,896
General Dynamics Corp.                        1,235         97,120
Goodrich (B.F.) Co.                             684         14,275
L-3 Communications Holdings Inc. /(1)/          716         36,437
Lockheed Martin Corp.                         2,883        182,552
Northrop Grumman Corp.                          886        108,801
Raytheon Co.                                  2,458         86,030
Rockwell Collins                              1,248         26,520
United Technologies Corp.                     3,460        205,489
------------------------------------------------------------------
                                                           973,120
------------------------------------------------------------------

AIRLINES - 0.12%
------------------------------------------------------------------
AMR Corp. /(1)/                                 978          9,966
Continental Airlines Inc.  "B"  /(1)/           299          3,041
Delta Air Lines Inc.                            642         11,280
Northwest Airlines Corp.  "A" /(1)/             588          5,980
Southwest Airlines Co.                        4,622         65,679
UAL Corp.                                       634          1,820
------------------------------------------------------------------
                                                            97,766
------------------------------------------------------------------

APPAREL - 0.30%
------------------------------------------------------------------
Garan Inc.                                    1,200         71,976
Jones Apparel Group Inc. /(1)/                1,013         36,559
Liz Claiborne Inc.                              844         23,818
Nike Inc.  "B"                                1,857         80,185
VF Corp.                                      1,051         42,681
------------------------------------------------------------------
                                                           255,219
------------------------------------------------------------------

AUTO MANUFACTURERS - 0.46%
------------------------------------------------------------------
Ford Motor Company                           11,240        132,295
General Motors Corp.  "A"                     3,893        186,319
Navistar International Corp.                    866         21,650
PACCAR Inc.                                   1,226         43,290
------------------------------------------------------------------
                                                           383,554
------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.26%
------------------------------------------------------------------
Dana Corp.                                    1,364         23,106
Delphi Automotive Systems Corp.               4,337         42,286
Goodyear Tire & Rubber Co.                    1,030         13,926
Lear Corp. /(1)/                              1,168         54,429
TRW Inc.                                      1,079         61,935
Visteon Corp.                                 2,032         23,144
------------------------------------------------------------------
                                                           218,826
------------------------------------------------------------------

BANKS - 7.32%
------------------------------------------------------------------
AmSouth Bancorp                               3,233         72,646
Associated Bancorp                            1,459         50,788
Astoria Financial Corp.                       1,830         61,268
Bank of America Corp.                        10,379        727,360
Bank of New York Co. Inc.                     3,917        137,683
Bank One Corp.                                7,825        320,434
Banknorth Group Inc.                          2,013         52,499
BB&T Corp.                                    3,252        123,739
Charter One Financial Inc.                    1,673         56,380
Citizens Banking Corp.                        1,500         38,970
City National Corp.                           1,200         64,704
Comerica Inc.                                 1,305         76,342
Commerce Bancorp Inc.                         1,100         52,151
Commerce Bancshares Inc.                      1,075         46,171
Compass Bancshares Inc.                       1,762         59,186
East West Bancorp Inc.                        1,200         43,500
Fifth Third Bancorp                           3,462        232,577
First Tennessee National Corp.                1,244         47,645
First Virginia Banks Inc.                     1,314         51,588
FleetBoston Financial Corp.                   6,894        166,352
Golden West Financial Corp.                   1,396         94,914
GreenPoint Financial Corp.                    1,051         53,601
Huntington Bancshares Inc.                    3,461         69,878
JP Morgan Chase & Co.                        13,160        347,424
KeyCorp                                       2,293         61,521
M&T Bank Corp.                                1,220        104,676
Marshall & Ilsley Corp.                       1,690         51,714
Mellon Financial Corp.                        2,200         60,830
Mercantile Bankshares Corp.                   1,130         45,957
National City Corp.                           3,483        108,565
National Commerce Financial Corp.             2,659         73,601
North Fork Bancorp                            2,089         87,675
Northern Trust Corp.                          1,296         55,391
PNC Financial Services Group                  1,748         80,565
Popular Inc.                                  1,708         59,455
Prosperity Bancshares Inc.                    2,800         53,368
Regions Financial Corp.                       2,048         73,155
SouthTrust Corp.                              2,655         69,667
Sovereign Bancorp Inc.                        4,978         76,263
State Street Corp.                            2,297         99,506
Sterling Bancorp - NY Shares                  1,400         41,440
SunTrust Banks Inc.                           1,874        126,514
Synovus Financial Corp.                       2,204         53,271
TCF Financial Corp.                             888         43,157
U.S. Bancorp                                 12,234        262,909
UCBH Holdings Inc.                            1,400         53,816
Union Planters Corp.                          1,693         52,585
UnionBanCal Corp.                             1,589         71,505
Wachovia Corp.                                8,970        330,544

                                                                              69

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)



Security                                     Shares          Value
------------------------------------------------------------------

BANKS (Continued)
------------------------------------------------------------------

Washington Mutual Inc.                        6,652     $  251,512
Wells Fargo & Company                        11,149        581,866
Wilmington Trust Corp.                        1,188         37,018
Zions Bancorp                                   898         49,049
------------------------------------------------------------------
                                                         6,164,895
------------------------------------------------------------------

BEVERAGES - 1.84%
------------------------------------------------------------------
Anheuser-Busch Companies Inc.                 4,435        235,765
Brown-Forman Corp."B"                           491         34,581
Coca-Cola Co.                                14,282        728,382
Coca-Cola Enterprises Inc.                    3,427         69,260
Coors (Adolf) Company "B"                       199         11,950
Pepsi Bottling Group Inc.                     2,200         64,240
PepsiAmericas Inc.                            1,340         19,189
PepsiCo Inc.                                  9,878        390,675
------------------------------------------------------------------
                                                         1,554,042
------------------------------------------------------------------

BIOTECHNOLOGY - 0.86%
------------------------------------------------------------------
Amgen Inc. /(1)/                              7,574        341,057
Applera Corp. - Celera Genomics
  Group /(1)/                                   884          8,354
Biogen Inc. /(1)/                             1,082         36,247
Cephalon Inc. /(1)/                             600         26,100
Chiron Corp. /(1)/                            1,490         56,456
CuraGen Corp. /(1)/                             535          3,108
Genentech Inc. /(1)/                          1,755         57,546
Genzyme Corp. - General Division /(1)/        1,581         32,695
Human Genome Sciences Inc. /(1)/              2,186         32,921
IDEC Pharmaceuticals Corp. /(1)/              1,046         42,028
Immunomedics Inc. /(1)/                         510          2,932
Invitrogen Corp. /(1)/                          880         31,328
Millennium Pharmaceuticals Inc. /(1)/         3,105         38,067
Protein Design Labs Inc. /(1)/                  910          9,429
XOMA Ltd. /(1)/                                 611          3,309
------------------------------------------------------------------
                                                           721,577
------------------------------------------------------------------

BUILDING MATERIALS - 0.17%
------------------------------------------------------------------
American Standard Companies Inc. /(1)/          555         39,755
Masco Corp.                                   2,896         69,967
Vulcan Materials Co.                            912         35,586
------------------------------------------------------------------
                                                           145,308
------------------------------------------------------------------

CHEMICALS - 1.16%
------------------------------------------------------------------
Air Products & Chemicals Inc.                 1,429         67,034
Ashland Inc.                                    624         17,884
Cabot Corp.                                     846         20,169
Dow Chemical Co.                              5,709        172,526
Du Pont (E.I.) de Nemours                     6,325        254,961
Eastman Chemical Co.                            717         32,172
Engelhard Corp.                               1,008         26,369
Great Lakes Chemical Corp.                      620         17,831
Hercules Inc. /(1)/                           1,041         10,931
IMC Global Inc.                               1,283         16,987
Lyondell Chemical Co.                         2,422         34,707
Monsanto Co.                                  1,310         24,065
PPG Industries Inc.                           1,233         69,381
Praxair Inc.                                  1,138         63,762
Rohm & Haas Co."A"                            1,652         60,116
Sherwin-Williams Co.                          1,098         29,646
Sigma-Aldrich Corp.                             692         35,292
Solutia Inc.                                  1,540         10,010
Vertex Pharmaceuticals Inc. /(1)/               857         17,054
------------------------------------------------------------------
                                                           980,897
------------------------------------------------------------------

COAL - 0.01%
------------------------------------------------------------------
Massey Energy Co.                             1,173          9,560
------------------------------------------------------------------
                                                             9,560
------------------------------------------------------------------

COMMERCIAL SERVICES - 1.21%
------------------------------------------------------------------
Apollo Group Inc."A" /(1)/                    1,555         65,046
Block (H & R) Inc.                            1,496         73,154
Caremark Rx Inc. /(1)/                        2,115         34,263
Cendant Corp. /(1)/                           6,701         95,891
Concord EFS Inc. /(1)/                        3,682         75,260
Convergys Corp. /(1)/                         1,148         20,538
Deluxe Corp.                                  1,175         53,415
Donnelley (R.R.) & Sons Co.                   1,010         26,644
Dun & Bradstreet Corp. /(1)/                    795         28,056
Ecolab Inc.                                     931         41,932
Equifax Inc.                                  1,089         25,352
First Health Group Corp. /(1)/                1,730         45,862
Heidrick & Struggles International
  Inc. /(1)/                                  1,700         32,232
Iron Mountain Inc. /(1)/                      1,252         34,806
KPMG Consulting Inc. /(1)/                    1,733         17,590
Manpower Inc.                                 1,060         35,107
McKesson Corp.                                2,111         70,803
Moody's Corp.                                 1,133         54,747
Paychex Inc.                                  2,543         59,506
PurchasePro.com Inc.                            118             26
Quintiles Transnational Corp. /(1)/             835          8,375
Robert Half International Inc. /(1)/          1,795         31,089
ServiceMaster Co.                             3,630         40,366
Valassis Communications Inc. /(1)/              688         25,896
Viad Corp.                                    1,125         24,896
------------------------------------------------------------------
                                                         1,020,852
------------------------------------------------------------------

COMPUTERS - 3.62%
------------------------------------------------------------------
Affiliated Computer Services Inc."A" /(1)/      800         35,600
Apple Computer Inc. /(1)/                     2,896         42,716
Art Technology Group Inc. /(1)/                 560            521

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------

COMPUTERS (Continued)
------------------------------------------------------------------

Brocade Communications Systems
  Inc. /(1)/                                  2,129     $   30,807
Ceridian Corp. /(1)/                          1,038         16,681
Cisco Systems Inc. /(1)/                     43,615        602,759
Commerce One Inc./(1)/                        1,046            416
Computer Sciences Corp. /(1)/                 1,202         44,270
Dell Computer Corp. /(1)/                    15,495        412,477
Diebold Inc.                                  1,189         42,852
DST Systems Inc. /(1)/                          964         32,853
Echelon Corp. /(1)/                             960         12,346
Electronic Data Systems Corp.                 3,129        125,974
EMC Corp. /(1)/                              14,060         95,046
Enterasys Networks Inc. /(1)/                 1,191          1,203
Extreme Networks Inc. /(1)/                   1,148         10,826
Foundry Networks Inc. /(1)/                     993          8,689
Gateway Inc. /(1)/                            2,826          9,891
Hewlett-Packard Co.                          20,131        270,359
International Business Machines
  Corp.                                       9,982        752,443
Juniper Networks Inc. /(1)/                   3,182         23,133
Lexmark International Group
  Inc. "A" /(1)/                                999         47,153
Manhattan Associates Inc. /(1)/                 779         17,348
McDATA Corp. "A" /(1)/                        1,040          9,953
NCR Corp. /(1)/                               1,090         30,629
Network Appliance Inc. /(1)/                  2,844         27,132
Palm Inc. /(1)/                               3,982          3,026
Portal Software Inc. /(1)/                      510            214
Quantum DLT & Storage Group /(1)/             1,759          5,189
Redback Networks Inc. /(1)/                   1,199          1,223
Retek Inc. /(1)/                                800          3,912
Riverstone Networks Inc. /(1)/                  611            550
SanDisk Corp. /(1)/                             882         14,297
Sapient Corp. /(1)/                             866          1,100
Seagate Technology Inc.                       6,036             --
Storage Technology Corp. /(1)/                1,900         25,935
Sun Microsystems Inc. /(1)/                  20,538         75,785
SunGard Data Systems Inc. /(1)/               2,681         66,087
Synopsys Inc. /(1)/                             815         35,167
3Com Corp. /(1)/                              6,220         30,665
Unisys Corp. /(1)/                            2,112         18,797
VeriSign Inc. /(1)/                           2,315         16,622
Veritas Software Corp. /(1)/                  3,034         49,303
------------------------------------------------------------------
                                                         3,051,949
------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.56%
------------------------------------------------------------------
Alberto-Culver Co. "B"                          682         33,595
Avon Products Inc.                            1,461         71,209
Colgate-Palmolive Co.                         3,126        170,523
Estee Lauder Companies Inc. "A"                 783         23,451
Gillette Co.                                  5,852        184,514
International Flavors & Fragrances
  Inc.                                          750         24,187
Kimberly-Clark Corp.                          2,740        163,962
Procter & Gamble Co.                          7,248        642,535
------------------------------------------------------------------
                                                         1,313,976
------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.33%
------------------------------------------------------------------
Costco Wholesale Corp. /(1)/                  3,254        108,716
Fastenal Co.                                    920         32,402
Genuine Parts Co.                             1,571         52,236
Grainger (W.W.) Inc.                          1,071         48,249
Tech Data Corp. /(1)/                         1,000         33,070
------------------------------------------------------------------
                                                           274,673
------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.90%
------------------------------------------------------------------
Alleghany Corp. /(1)/                           300         54,825
American Express Co.                          7,784        280,691
AmeriCredit Corp. /(1)/                         917         13,168
Bear Stearns Companies Inc.                     841         53,765
Capital One Financial Corp.                   1,579         56,323
Citigroup Inc.                               35,116      1,150,049
Countrywide Credit Industries                   871         45,719
  Inc.
E*TRADE Group Inc. /(1)/                      2,318         10,060
Edwards (A.G.) Inc.                           1,084         40,802
Fannie Mae                                    5,782        438,160
Franklin Resources Inc.                       1,812         63,420
Freddie Mac                                   4,965        318,256
Gabelli Asset Management
  Inc. "A" /(1)/                              1,600         49,200
Goldman Sachs Group Inc. (The)                3,271        252,848
Household International Inc.                  3,187        115,083
John Nuveen Co. "A"                           1,978         44,505
Knight Trading Group Inc. /(1)/               1,351          5,715
LaBranche & Co. Inc. /(1)/                    1,240         27,565
Legg Mason Inc.                                 856         41,319
Lehman Brothers Holdings Inc.                 1,708         97,373
MBNA Corp.                                    8,067        162,953
Merrill Lynch & Co. Inc.                      5,865        212,430
Morgan Stanley Dean Witter & Co.              7,590        324,245
Neuberger Berman Inc.                           640         20,230
Providian Financial Corp.                     2,109         11,979
Schwab (Charles) Corp.                        9,359         85,916
SLM Corp.                                     1,180        108,147
Stilwell Financial Inc.                       1,385         19,307
T. Rowe Price Group Inc.                      1,027         29,054
------------------------------------------------------------------
                                                         4,133,107
------------------------------------------------------------------

ELECTRIC - 2.10%
------------------------------------------------------------------
AES Corp. /(1)/                               3,681         11,117
Ameren Corp.                                  1,642         72,330
American Electric Power Inc.                  2,672         91,115
Black Hills Corp.                             1,400         38,150
Calpine Corp. /(1)/                           1,835          8,955
Cinergy Corp.                                 1,573         54,111
CMS Energy Corp.                              1,092         11,532

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
------------------------------------------------------------------
ELECTRIC (Continued)
------------------------------------------------------------------
Consolidated Edison Inc.                      1,518     $   61,767
Constellation Energy Group Inc.               1,258         35,237
Dominion Resources Inc.                       1,839        115,324
DTE Energy Co.                                1,351         57,971
Duke Energy Corp.                             5,290        141,931
Edison International/(1)/                     2,919         34,970
Entergy Corp.                                 1,852         78,136
Exelon Corp.                                  2,420        113,304
FirstEnergy Corp.                             3,217        106,161
FPL Group Inc.                                1,424         81,282
Hawaiian Electric Industries Inc.             1,700         76,602
Mirant Corp./(1)/                             1,666          6,297
NiSource Inc.                                 1,546         30,750
PG&E Corp./(1)/                               2,141         24,300
Pinnacle West Capital Corp.                   1,038         34,680
PPL Corp.                                     1,440         52,344
Progress Energy Inc.                          1,777         82,666
Public Service Enterprise Group Inc.          1,709         60,157
Reliant Energy Inc.                           2,315         27,433
Southern Co.                                  4,894        141,730
TXU Corp.                                     2,008         97,107
Xcel Energy Inc.                              2,263         21,861
------------------------------------------------------------------
                                                         1,769,320
------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.25%
------------------------------------------------------------------
American Power Conversion Corp./(1)/          1,970         24,645
Emerson Electric Co.                          2,921        142,486
Molex Inc.                                    1,311         38,937
Power-One Inc./(1)/                             789          3,337
------------------------------------------------------------------
                                                           209,405
------------------------------------------------------------------

ELECTRONICS - 0.55%
------------------------------------------------------------------
Agilent Technologies Inc./(1)/                3,061         41,109
Applera Corp. - Applied Biosystems Group      1,486         29,438
Arrow Electronics Inc./(1)/                   1,064         17,333
Avnet Inc.                                    1,098         16,997
AVX Corp.                                       534          6,558
Jabil Circuit Inc./(1)/                       1,455         27,223
Johnson Controls Inc.                           911         78,610
KEMET Corp./(1)/                              1,606         19,352
Millipore Corp.                                 454         16,022
Parker Hannifin Corp.                         1,006         40,803
PerkinElmer Inc.                                661          3,768
Sanmina-SCI Corp./(1)/                        4,530         16,036
Solectron Corp./(1)/                          4,732         17,603
Symbol Technologies Inc.                      2,177         19,854
Tektronix Inc./(1)/                             659         11,440
Thermo Electron Corp./(1)/                    1,219         21,674
Thomas & Betts Corp.                            378          6,105
Varian Inc./(1)/                                823         25,957
Vishay Intertechnology Inc./(1)/              1,564         22,396
Waters Corp./(1)/                             1,064         26,579
------------------------------------------------------------------
                                                           464,857
------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
------------------------------------------------------------------
Fluor Corp.                                     554         15,324
Washington Group Warrants
  (Expires 03/11/03)/(1)/                        42              1
------------------------------------------------------------------
                                                            15,325
------------------------------------------------------------------

ENTERTAINMENT - 0.08%
------------------------------------------------------------------
International Game Technology Inc./(1)/         889         57,501
Six Flags Inc./(1)/                           1,708          8,660
------------------------------------------------------------------
                                                            66,161
------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.16%
------------------------------------------------------------------
Allied Waste Industries Inc./(1)/             1,637         14,258
Republic Services Inc. "A"/(1)/               1,529         31,497
Waste Management Inc.                         3,354         85,292
------------------------------------------------------------------
                                                           131,047
------------------------------------------------------------------

FOOD - 1.55%
------------------------------------------------------------------
Albertson's Inc.                              2,927         75,282
Archer-Daniels-Midland Co.                    5,073         61,840
Campbell Soup Co.                             2,669         61,787
ConAgra Foods Inc.                            3,501         92,041
General Mills Inc.                            1,901         80,013
Heinz (H.J.) Co.                              1,961         74,067
Hershey Foods Corp.                             768         58,176
Hormel Foods Corp.                            1,115         25,455
Kellogg Co.                                   2,860         91,978
Kraft Foods Inc.                              2,000         79,540
Kroger Co./(1)/                               5,077         91,792
McCormick & Co. Inc.                          2,210         51,161
Safeway Inc./(1)/                             3,427         88,485
Sara Lee Corp.                                5,585        102,987
Smucker (J.M.) Co. (The)                        350         12,722
SUPERVALU Inc.                                  945         19,628
Sysco Corp.                                   4,378        124,160
Tyson Foods Inc. "A"                          1,784         22,157
Winn-Dixie Stores Inc.                        1,053         17,006
Wrigley (William Jr.) Co.                     1,504         76,569
------------------------------------------------------------------
                                                         1,306,846
------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.40%
------------------------------------------------------------------
Boise Cascade Corp.                             396         10,712
Bowater Inc.                                    439         17,946
Georgia-Pacific Corp./(1)/                    1,325         27,891
International Paper Co.                       2,799        105,382
MeadWestvaco Corp.                            1,376         32,047
Plum Creek Timber Co. Inc.                    1,264         32,535

72

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                         Shares        Value
----------------------------------------------------------------------
FOREST PRODUCTS & PAPER (Continued)
----------------------------------------------------------------------
Temple-Inland Inc.                                  599     $   30,639
Weyerhaeuser Co.                                  1,410         76,859
----------------------------------------------------------------------
                                                               334,011
----------------------------------------------------------------------

GAS - 0.07%
----------------------------------------------------------------------
NICOR Inc.                                          796         22,606
Sempra Energy                                     1,372         32,942
----------------------------------------------------------------------
                                                                55,548
----------------------------------------------------------------------

HAND/MACHINE TOOLS - 0.14%
----------------------------------------------------------------------
Black & Decker Corp.                                731         32,800
Snap-On Inc.                                        919         25,971
SPX Corp. /(1)/                                     365         39,639
Stanley Works (The)                                 615         21,451
----------------------------------------------------------------------
                                                               119,861
----------------------------------------------------------------------

HEALTH CARE - 3.57%
----------------------------------------------------------------------
Aetna Inc.                                          947         40,352
Anthem Inc. /(1)/                                 1,544         97,442
Apogent Technologies Inc. /(1)/                   1,326         26,878
Bard (C.R.) Inc.                                    562         30,764
Bausch & Lomb Inc.                                  604         19,020
Baxter International Inc.                         3,698        134,200
Beckman Coulter Inc.                                756         30,232
Becton Dickinson & Co.                            1,701         51,932
Biomet Inc.                                       1,689         45,367
Boston Scientific Corp. /(1)/                     3,160         92,114
Cytyc Corp. /(1)/                                 1,402         13,796
Enzon Inc. /(1)/                                    586         12,892
Guidant Corp. /(1)/                               1,983         72,974
HCA - The Healthcare Co.                          3,108        144,677
Health Management Associates Inc. "A" /(1)/       2,428         46,739
Health Net Inc. /(1)/                             1,711         39,832
Healthsouth Corp. /(1)/                           3,548         19,124
Hillenbrand Industries Inc.                         859         50,698
Johnson & Johnson                                17,420        946,080
Laboratory Corp. of America Holdings /(1)/        1,200         37,740
Medtronic Inc.                                    7,360        303,085
Microvision Inc. /(1)/                            3,400         15,300
Oxford Health Plans Inc. /(1)/                      883         35,806
Quest Diagnostics Inc. /(1)/                        715         40,076
St. Jude Medical Inc. /(1)/                       1,112         41,378
Stryker Corp. /(1)/                               1,404         79,143
Tenet Healthcare Corp. /(1)/                      3,030        142,925
UnitedHealth Group Inc.                           1,987        175,551
Universal Health Services Inc. "B" /(1)/            766         35,022
Varian Medical Systems Inc. /(1)/                   844         35,895
WebMD Corp. /(1)/                                 3,480         20,532
WellPoint Health Networks Inc. /(1)/              1,108         82,402
Zimmer Holdings Inc. /(1)/                        1,351         49,852
----------------------------------------------------------------------
                                                             3,009,820
----------------------------------------------------------------------

HOME BUILDERS - 0.13%
----------------------------------------------------------------------
D.R. Horton Inc.                                  1,622         33,673
KB HOME                                             800         38,360
Lennar Corp.                                        666         35,165
----------------------------------------------------------------------
                                                               107,198
----------------------------------------------------------------------

HOME FURNISHINGS - 0.14%
----------------------------------------------------------------------
Leggett & Platt Inc.                              1,713         39,656
Maytag Corp.                                      1,039         33,913
Polycom Inc. /(1)/                                1,148         11,262
Whirlpool Corp.                                     632         34,956
----------------------------------------------------------------------
                                                               119,787
----------------------------------------------------------------------

HOUSEHOLD PRODUCTS/WARES - 0.37%
----------------------------------------------------------------------
Avery Dennison Corp.                                673         42,480
Clorox Co.                                        1,581         68,078
Fortune Brands Inc.                               1,278         67,057
Newell Rubbermaid Inc.                            1,912         66,155
Toro Co.                                          1,000         55,750
Tupperware Corp.                                    491          8,956
----------------------------------------------------------------------
                                                               308,476
----------------------------------------------------------------------

INSURANCE - 3.84%
----------------------------------------------------------------------
ACE Ltd.                                          1,500         47,715
AFLAC Inc.                                        3,355        102,697
Allmerica Financial Corp.                           726         16,153
Allstate Corp.                                    5,755        214,201
Ambac Financial Group Inc.                          729         41,925
American International Group Inc.                17,767      1,115,768
American National Insurance Co.                     484         36,905
AON Corp.                                         1,726         34,106
Chubb Corp.                                       1,033         63,932
CIGNA Corp.                                       1,272        108,273
Cincinnati Financial Corp.                        1,377         54,708
CNA Financial Corp. /(1)/                           550         15,075
Hancock (John) Financial Services Inc.            1,942         58,940
Hartford Financial Services Group Inc.            1,643         82,183
Jefferson-Pilot Corp.                               884         37,234
Lincoln National Corp.                            1,301         48,202
Loews Corp.                                       1,056         55,451
Markel Corp. /(1)/                                  300         62,595
Marsh & McLennan Companies Inc.                   3,292        160,156
MBIA Inc.                                           954         43,846
MetLife Inc.                                      4,309        115,998
MGIC Investment Corp.                               648         39,016
PMI Group Inc. (The)                                982         33,290
Principal Financial Group Inc. /(1)/              2,000         58,660

                                                                              73

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                                 Shares           Value
--------------------------------------------------------------------------------

INSURANCE (Continued)
--------------------------------------------------------------------------------
Progressive Corp.                                          1,505     $   80,894
Prudential Financial Inc./(1)/                             3,900        117,780
Radian Group Inc.                                            971         42,200
SAFECO Corp.                                               1,015         33,607
St. Paul Companies Inc.                                    1,424         43,318
Torchmark Corp.                                              843         31,486
Transatlantic Holdings Inc.                                  353         25,582
Travelers Property Casualty
  Corp.  "A"                                               1,517         23,847
Travelers Property Casualty
  Corp.  "B"                                               3,117         50,776
Unitrin Inc.                                                 796         25,233
UNUMProvident Corp.                                        1,591         36,848
XL Capital Ltd. "A"                                        1,000         73,610
--------------------------------------------------------------------------------
                                                                      3,232,210
--------------------------------------------------------------------------------

IRON/STEEL - 0.06%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                                  998          8,673
Nucor Corp.                                                  532         26,621
United States Steel Corp.                                  1,185         16,270
--------------------------------------------------------------------------------
                                                                         51,564
--------------------------------------------------------------------------------

LEISURE TIME - 0.29%
--------------------------------------------------------------------------------
Brunswick Corp.                                              861         21,051
Carnival Corp.  "A"                                        3,998         97,831
Harley-Davidson Inc.                                       2,077        102,251
Sabre Holdings Corp./(1)/                                    921         24,784
--------------------------------------------------------------------------------
                                                                        245,917
--------------------------------------------------------------------------------

LODGING - 0.32%
--------------------------------------------------------------------------------
Harrah's                                                   1,189         56,525
Entertainment Inc./(1)/
Hilton Hotels Corp.                                        3,456         39,779
Marriott International Inc.  "A"                           2,177         71,253
MGM Grand Inc./(1)/                                        1,175         41,701
Park Place Entertainment Corp./(1)/                        3,472         32,463
Starwood Hotels & Resorts
  Worldwide Inc.                                           1,217         31,374
--------------------------------------------------------------------------------
                                                                        273,095
--------------------------------------------------------------------------------

MACHINERY - 0.34%
--------------------------------------------------------------------------------
Caterpillar Inc.                                           2,584        112,766
Cognex Corp./(1)/                                            318          5,008
Deere & Co.                                                1,473         67,640
Dover Corp.                                                1,350         38,785
Ingersoll-Rand Co.  "A"                                    1,116         41,906
Rockwell International Corp.                               1,248         22,988
--------------------------------------------------------------------------------
                                                                        289,093
--------------------------------------------------------------------------------

MANUFACTURERS - 3.39%
--------------------------------------------------------------------------------
Cooper Industries Inc.                                       682         22,315
Crane Co.                                                    779         17,800
Danaher Corp.                                              1,016         61,112
Eastman Kodak Co.                                          1,840         56,194
Eaton Corp.                                                  723         51,145
EnPro Industries Inc.                                         96            378
General Electric Co.                                      57,134      1,722,590
Honeywell International Inc.                               5,396        161,610
Illinois Tool Works Inc.                                   2,109        144,509
ITT Industries Inc.                                          832         56,559
Pall Corp.                                                   893         15,092
Pentair Inc.                                                 728         31,624
Textron Inc.                                               1,030         40,015
3M Co.                                                     2,120        264,894
Tyco International Ltd.                                   13,376        209,869
--------------------------------------------------------------------------------
                                                                      2,855,706
--------------------------------------------------------------------------------

MEDIA - 2.95%
--------------------------------------------------------------------------------
AOL Time Warner Inc./(1)/                                 29,600        374,440
Belo (A.H.) Corp.                                          1,646         37,776
Cablevision Systems Corp./(1)/                               787          7,500
Charter Communications Inc./(1)/                           1,869          5,906
Clear Channel Communications
  Inc./(1)/                                                4,238        144,855
Comcast Corp."A"/(1)/                                      6,405        152,631
Dow Jones & Co. Inc.                                         776         33,019
Entercom Communications Corp./(1)/                           740         32,412
Fox Entertainment Group Inc."A"/(1)/                       1,249         27,890
Gannett Co. Inc.                                           1,888        143,412
Gemstar-TV Guide International
  Inc.(1)                                                  2,333          9,612
Hispanic Broadcasting Corp./(1)/                           1,466         28,367
Knight Ridder Inc.                                           798         48,463
Liberty Media Corp."A"/(1)/                               22,800        190,608
McClatchy Co. (The)"A"                                     1,248         72,010
McGraw-Hill Companies Inc.                                 1,195         75,775
Meredith Corp.                                               906         35,896
New York Times Co."A"                                      1,022         48,238
Readers Digest Association Inc.
  (The)"A"                                                 1,018         17,387
Scripps (E.W.) Co.                                           597         42,447
Tribune Co.                                                2,268         94,598
Univision Communications Inc./(1)/                         1,393         32,457
USA Networks Inc./(1)/                                     1,821         39,006
Viacom Inc."B"/(1)/                                       12,155        494,708
Walt Disney Co. (The)                                     12,392        194,307
Washington Post Company
  (The)"B"                                                    99         64,053
Westwood One Inc./(1)/                                     1,026         35,838
--------------------------------------------------------------------------------
                                                                      2,483,611
--------------------------------------------------------------------------------

METAL FABRICATE/HARDWARE - 0.02%
--------------------------------------------------------------------------------
Precision Castparts Corp.                                    744         16,948
--------------------------------------------------------------------------------
                                                                         16,948
--------------------------------------------------------------------------------

74

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------
MINING - 0.28%
------------------------------------------------------------------
Alcoa Inc.                                    5,268     $  132,174

Freeport-McMoRan Copper & Gold
  Inc. /(1)/                                  1,425         23,356
Newmont Mining Corp.                          2,296         65,413
Phelps Dodge Corp.                              571         18,449
------------------------------------------------------------------
                                                           239,392
------------------------------------------------------------------

OFFICE/BUSINESS EQUIPMENT - 0.14%
------------------------------------------------------------------
Herman Miller Inc.                            1,132         17,535
Pitney Bowes Inc.                             1,749         63,401
Xerox Corp. /(1)/                             5,040         35,330
------------------------------------------------------------------
                                                           116,266
------------------------------------------------------------------

OIL & GAS PRODUCERS - 4.16%
------------------------------------------------------------------
Amerada Hess Corp.                              870         63,597
Anadarko Petroleum Corp.                      1,505         67,183
Apache Corp.                                  1,259         69,321
Burlington Resources Inc.                     1,159         44,587
ChevronTexaco Corp.                           7,032        538,862
Conoco Inc.                                   4,549        111,678
Devon Energy Corp. /(1)/                      1,210         56,870
Diamond Offshore Drilling Inc.                  680         15,191
ENSCO International Inc.                      1,327         35,391
EOG Resources Inc.                              955         33,272
Equitable Resources Inc.                      1,500         52,740
Exxon Mobil Corp.                            45,448      1,611,132
Kerr-McGee Corp.                                749         35,091
Key Productions Co. Inc. /(1)/                2,700         50,274
Kinder Morgan Inc.                            1,015         41,808
Marathon Oil Corp.                            2,106         52,123
Murphy Oil Corp.                                584         50,020
Newfield Exploration Co. /(1)/                1,019         34,544
Noble Drilling Corp.                            816         25,296
Occidental Petroleum Corp.                    2,821         83,784
Phillips Petroleum Co.                        3,007        158,108
Pioneer Natural Resources Co. /(1)/           1,937         48,212
Rowan Companies Inc. /(1)/                      782         16,094
Sunoco Inc.                                   1,099         38,993
Transocean Sedco Forex Inc.                   1,894         46,403
Unocal Corp.                                  1,535         50,762
Valero Energy Corp.                           1,215         39,451
XTO Energy Inc.                               1,733         35,093
------------------------------------------------------------------
                                                         3,505,880
------------------------------------------------------------------

OIL & GAS SERVICES - 0.48%
------------------------------------------------------------------
Baker Hughes Inc.                             1,889         51,947
BJ Services Co. /(1)/                         1,342         40,944
Cooper Cameron Corp. /(1)/                      507         22,734
GlobalSantaFe Corp.                           1,091         24,002
Grant Prideco Inc. /(1)/                      1,087         10,663
Halliburton Co.                               2,394         36,389
Schlumberger Ltd.                             3,067        132,310
Smith International Inc. /(1)/                1,172         38,031
Tidewater Inc.                                  534         15,219
Varco International Inc. /(1)/                1,708         30,112
------------------------------------------------------------------
                                                           402,351
------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.15%
------------------------------------------------------------------
Bemis Co.                                       672         35,603
Pactiv Corp. /(1)/                            1,497         27,186
Sealed Air Corp. /(1)/                          629          9,743
Smurfit-Stone Container Corp. /(1)/           1,864         26,133
Sonoco Products Co.                           1,330         31,361
------------------------------------------------------------------
                                                           130,026
------------------------------------------------------------------

PHARMACEUTICALS - 5.36%
------------------------------------------------------------------
Abbott Laboratories                           9,330        373,480
Abgenix Inc. /(1)/                              713          5,519
Advanced Medical Optics Inc.                    202          1,790
Allergan Inc.                                   912         53,553
AmerisourceBergen Corp.                         791         57,355
Bristol-Myers Squibb Co.                     11,518        287,374
Cardinal Health Inc.                          2,900        188,036
Celgene Corp. /(1)/                             833         14,478
Cell Therapeutics Inc. /(1)/                    604          3,171
Forest Laboratories Inc. "A" /(1)/            1,311         95,703
Gilead Sciences Inc. /(1)/                    1,634         52,419
ICN Pharmaceuticals Inc.                      1,009         10,251
IVAX Corp. /(1)/                              1,632         22,358
King Pharmaceuticals Inc. /(1)/               1,994         42,492
Lilly (Eli) and Co.                           6,525        378,776
Medarex Inc. /(1)/                              662          4,038
MedImmune Inc. /(1)/                          1,751         44,948
Merck & Co. Inc.                             13,050        659,286
Mylan Laboratories Inc.                       1,562         50,999
NPS Pharmaceuticals Inc. /(1)/                  528         10,703
Omnicare Inc.                                 1,533         34,140
OSI Pharmaceuticals Inc. /(1)/                  328          5,143
Pfizer Inc.                                  36,490      1,207,089
Pharmacia Corp.                               7,682        335,703
Schering-Plough Corp.                         8,908        205,597
Sepracor Inc. /(1)/                           2,382         13,268
Sybron Dental Specialties Inc. /(1)/            475          7,258
Watson Pharmaceuticals Inc. /(1)/               684         15,951
Wyeth                                         7,888        337,606
------------------------------------------------------------------
                                                         4,518,484
------------------------------------------------------------------

PIPELINES - 0.09%
------------------------------------------------------------------
Dynegy Inc. "A"                               3,160          6,573
El Paso Corp.                                 3,287         55,583
Williams Companies Inc.                       3,463         11,151
------------------------------------------------------------------
                                                            73,307
------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------

REAL ESTATE - 0.08%
------------------------------------------------------------------
Catellus Development Corp./(1)/               2,473      $  48,718
St. Joe Company (The)                           765         22,108
------------------------------------------------------------------
                                                            70,826
------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 1.19%
------------------------------------------------------------------
Archstone-Smith Trust                         1,642         43,267
Boston Properties Inc.                        1,803         68,298
CBL & Associates Properties Inc.              3,100        120,900
Crescent Real Estate Equities Co.             2,023         33,986
Duke-Weeks Realty Corp.                       2,162         56,709
Equity Office Properties Trust                3,009         83,891
Equity Residential Properties Trust           1,902         53,104
Health Care Property Investors Inc.           2,200         94,600
Host Marriott Corp.                           3,617         36,676
iStar Financial Inc.                          2,067         60,356
Kimco Realty Corp.                            1,479         46,958
Public Storage Inc.                           1,744         55,634
Rouse Co.                                     1,275         41,246
Simon Property Group Inc.                     1,436         51,107
Ventas Inc.                                   7,194         93,522
Vornado Realty Trust                          1,465         60,534
------------------------------------------------------------------
                                                         1,000,788
------------------------------------------------------------------

RETAIL - 5.25%
------------------------------------------------------------------
Abercrombie & Fitch Co. "A"/(1)/                891         20,315
Amazon.com Inc./(1)/                          2,128         31,792
AutoNation Inc./(1)/                          3,641         48,061
AutoZone Inc./(1)/                              789         57,084
Bed Bath & Beyond Inc./(1)/                   2,040         65,402
Best Buy Co. Inc./(1)/                        2,092         44,350
Big Lots Inc.                                   798         13,446
CDW Computer Centers Inc./(1)/                  733         31,460
Circuit City Stores Inc.                      1,361         18,972
CVS Corp.                                     3,290         96,693
Darden Restaurants Inc.                       1,980         50,747
Dillards Inc. "A"                               745         18,297
Dollar General Corp.                          2,266         33,945
Dollar Tree Stores Inc./(1)/                  1,104         27,169
eBay Inc./(1)/                                1,771        100,097
Family Dollar Stores Inc.                     1,640         46,822
Federated Department Stores Inc./(1)/         1,692         60,743
Foot Locker Inc./(1)/                         1,971         18,724
Gap Inc. (The)                                5,496         64,468
Golden State Bancorp Inc./(1)/                1,900          2,223
Home Depot Inc.                              13,914        458,188
Kenneth Cole Productions "A"/(1)/               800         19,120
Kohls Corp./(1)/                              2,210        154,081
Limited Inc.                                  3,729         57,016
Lowe's Companies Inc.                         4,812        199,121
May Department Stores Co.                     2,325         68,192
McDonald's Corp.                              7,379        175,325
Nordstrom Inc.                                1,171         22,635
Office Depot Inc./(1)/                        2,259         29,186
Outback Steakhouse Inc./(1)/                    959         28,156
Penney (J.C.) Co. Inc.                        1,757         30,502
RadioShack Corp.                              1,186         25,843
Rite Aid Corp./(1)/                           1,754          3,683
Ross Stores Inc.                              1,180         42,610
Sears, Roebuck and Co.                        2,365        107,631
Staples Inc./(1)/                             3,757         52,222
Starbucks Corp./(1)/                          3,315         66,631
Target Corp.                                  5,516        188,647
Tiffany & Co.                                 1,190         29,512
TJX Companies Inc.                            3,654         72,276
Toys R Us Inc./(1)/                           1,627         21,688
Walgreen Co.                                  6,094        211,766
Wal-Mart Stores Inc.                         26,039      1,392,566
Wendy's International Inc.                    1,267         45,245
Yum! Brands Inc.                              2,280         69,152
------------------------------------------------------------------
                                                         4,421,804
------------------------------------------------------------------

SEMICONDUCTORS - 2.05%
------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/              1,992         17,629
Agere Systems Inc./(1)/                         230            366
Agere Systems Inc. "B"                        5,664          8,723
Altera Corp./(1)/                             2,965         31,755
Amkor Technology Inc./(1)/                    1,275          2,869
Analog Devices Inc./(1)/                      2,284         55,044
Applied Materials Inc./(1)/                  10,136        135,417
Applied Micro Circuits Corp./(1)/             1,962          7,554
Atmel Corp./(1)/                              4,724         10,912
Broadcom Corp. "A"/(1)/                       2,228         36,740
Conexant Systems Inc./(1)/                    1,578          2,335
Cree Inc./(1)/                                  662          9,109
Cypress Semiconductor Corp./(1)/              1,708         17,985
EMCORE Corp./(1)/                               102            296
Integrated Device Technology Inc./(1)/        1,356         17,940
Intel Corp.                                  38,601        643,479
International Rectifier Corp./(1)/              630         13,709
KLA-Tencor Corp./(1)/                         1,310         43,060
Lam Research Corp./(1)/                       1,463         17,015
Lattice Semiconductor Corp./(1)/              1,262          8,052
Linear Technology Corp.                       2,225         58,340
LSI Logic Corp./(1)/                          2,028         14,865
Maxim Integrated Products Inc./(1)/           2,177         68,815
Microchip Technology Inc./(1)/                1,989         41,868
Micron Technology Inc./(1)/                   4,155         71,674
Mykrolis Corp./(1)/                             239          1,735
National Semiconductor Corp./(1)/             1,119         17,893
Novellus Systems Inc./(1)/                    1,282         31,358
NVIDIA Corp./(1)/                             1,112         11,287
QLogic Corp./(1)/                               925         31,034
Rambus Inc./(1)/                                629          3,428
Silicon Laboratories Inc./(1)/                  428          9,669
Skyworks Solutions Inc.                         553          2,323
Teradyne Inc./(1)/                            1,122         14,193
Texas Instruments Inc.                       10,553        207,894

LIFEPATH 2040 MASTER PORTFOLIO
 Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

SEMICONDUCTORS (Continued)
------------------------------------------------------------------
TranSwitch Corp./(1)/                           560     $      370
TriQuint Semiconductor Inc./(1)/              1,213          6,429
Varian Semiconductor Equipment
   Associates Inc.(1)                           823         17,217
Vitesse Semiconductor Corp./(1)/              1,061          1,411
Xilinx Inc./(1)/                              1,994         38,524
------------------------------------------------------------------
                                                         1,730,316
------------------------------------------------------------------

SOFTWARE - 3.59%
------------------------------------------------------------------
Adobe Systems Inc.                            1,757         35,316
Akamai Technologies Inc./(1)/                   382            363
Ariba Inc./(1)/                               1,300          2,860
Ascential Software Corp./(1)/                 5,012         10,976
Autodesk Inc.                                 1,486         19,764
Automatic Data Processing Inc.                3,868        146,094
BEA Systems Inc./(1)/                         3,016         18,428
BMC Software Inc./(1)/                        1,774         24,659
BroadVision Inc.                                164            405
Cadence Design Systems Inc./(1)/              2,596         34,968
Certegy Inc./(1)/                               844         27,734
CheckFree Corp./(1)/                            933         11,541
ChoicePoint Inc./(1)/                         1,210         51,994
Citrix Systems Inc./(1)/                      1,355          8,537
CMGI Inc./(1)/                                2,360          1,345
Computer Associates International
   Inc.                                       3,806         42,627
Compuware Corp./(1)/                          3,155         11,453
CSG Systems International Inc./(1)/             837          9,952
Electronic Arts Inc./(1)/                     1,135         71,800
First Data Corp.                              4,560        158,460
Fiserv Inc./(1)/                              1,461         53,779
i2 Technologies Inc./(1)/                     2,875          2,588
IMS Health Inc.                               2,259         39,307
Intuit Inc./(1)/                              1,578         70,426
Mercury Interactive Corp./(1)/                  964         24,495
Micromuse Inc./(1)/                             611          1,845
Microsoft Corp./(1)/                         32,045      1,574,050
Netegrity Inc./(1)/                             179            410
Network Associates Inc./(1)/                  1,800         23,400
Novell Inc./(1)/                              2,219          5,769
Openwave Systems Inc./(1)/                    1,724          1,724
Oracle Corp./(1)/                            33,151        317,918
Parametric Technology Corp./(1)/              1,981          4,517
PeopleSoft Inc./(1)/                          2,244         36,084
Rational Software Corp./(1)/                  1,390          9,452
RealNetworks Inc./(1)/                          713          3,266
SERENA Software Inc./(1)/                       631          9,598
Siebel Systems Inc./(1)/                      3,234         27,392
Stellent Inc./(1)/                              451          2,264
Sybase Inc./(1)/                              1,613         22,598
Symantec Corp./(1)/                           1,634         46,732
TIBCO Software Inc./(1)/                        484          2,038
Total System Services Inc.                      571          9,707
Vignette Corp./(1)/                           3,353          2,984
Yahoo! Inc./(1)/                              4,057         41,747
------------------------------------------------------------------
                                                         3,023,366
------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.60%
------------------------------------------------------------------
ADC Telecommunications Inc./(1)/              4,999          6,399
Advanced Fibre Communications
   Inc./(1)/                                    981         17,305
American Tower Corp./(1)/                     2,038          5,013
Andrew Corp./(1)/                               589          5,884
Avaya Inc./(1)/                               1,951          4,097
CIENA Corp./(1)/                              2,848         11,560
CommScope Inc./(1)/                             426          2,880
Comverse Technology Inc./(1)/                 1,099          8,990
Corvis Corp./(1)/                             3,378          2,229
Digital Lightwave Inc./(1)/                     255            344
Harris Corp.                                    763         24,378
JDS Uniphase Corp./(1)/                       8,704         23,414
Lucent Technologies Inc./(1)/                21,405         37,031
Motorola Inc.                                14,884        178,608
QUALCOMM Inc./(1)/                            4,703        130,320
RF Micro Devices Inc./(1)/                    1,522         10,182
Scientific-Atlanta Inc.                       1,017         14,991
Sonus Networks Inc./(1)/                        942            725
SpectraSite Holdings Inc./(1)/                3,938            827
Sycamore Networks Inc./(1)/                   1,453          4,141
Tellabs Inc./(1)/                             3,510         19,832
------------------------------------------------------------------
                                                           509,150
------------------------------------------------------------------

TELECOMMUNICATIONS - 1.23%
------------------------------------------------------------------
AirGate PCS Inc./(1)/                           480            581
Allegiance Telecom Inc./(1)/                  1,377          1,033
AT&T Wireless Services Inc./(1)/             16,158         79,821
Broadwing Inc./(1)/                           2,240          7,213
Citizens Communications Co./(1)/              3,175         23,241
Corning Inc./(1)/                             6,588         13,176
Cox Communications Inc.  "A "/(1)/            1,789         46,246
Crown Castle International Corp./(1)/         2,920          6,716
D&E Communications Inc.                           1              8
EchoStar Communications Corp./(1)/            2,049         36,472
Emulex Corp./(1)/                             1,213         20,475
Finisar Corp./(1)/                            1,453          2,004
General Motors Corp.  "H "/(1)/               6,970         71,721
InterDigital Communications Corp./(1)/        1,159         10,338
Level 3 Communications Inc./(1)/              3,531         18,291
MRV Communications Inc./(1)/                    560            582
Nextel Communications Inc.  "A "/(1)/         5,925         45,089
NTL Inc./(1)/                                 1,195             22
PanAmSat Corp./(1)/                             668         12,558
Powerwave Technologies Inc./(1)/                408          2,530
Qwest Communications
   International Inc.                        10,622         34,522
Sprint Corp. (PCS Group)/(1)/                 6,351         25,150
Verizon Communications Inc.                  18,706        579,886

                                                                              77

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------
TELECOMMUNICATIONS (Continued)
------------------------------------------------------------------
Western Wireless Corp. "A" /(1)/                475    $     1,325
------------------------------------------------------------------
                                                         1,039,000
------------------------------------------------------------------

TELEPHONE - 1.66%
------------------------------------------------------------------
Alltel Corp.                                  2,246         94,467
AT&T Corp.                                   25,098        306,698
BellSouth Corp.                              12,544        292,526
CenturyTel Inc.                               1,291         34,922
SBC Communications Inc.                      22,561        558,159
Sprint Corp. (FON Group)                      6,124         71,038
Telephone & Data Systems Inc.                   735         43,916
------------------------------------------------------------------
                                                         1,401,726
------------------------------------------------------------------

TEXTILES - 0.12%
------------------------------------------------------------------
Cintas Corp.                                  1,389         61,130
Mohawk Industries Inc. /(1)/                    800         39,600
------------------------------------------------------------------
                                                           100,730
------------------------------------------------------------------

TOBACCO - 0.88%
------------------------------------------------------------------
Philip Morris Companies Inc.                 12,555        627,750
R.J. Reynolds Tobacco Holdings Inc.           1,110         65,312
UST Inc.                                      1,419         49,253
------------------------------------------------------------------
                                                           742,315
------------------------------------------------------------------

TOYS/GAMES/HOBBIES - 0.10%
------------------------------------------------------------------
Hasbro Inc.                                   1,171         15,399
Marvel Enterprises Inc. "C"
  Warrants (Expires 10/02/02) /(1)/              28             --
Mattel Inc.                                   3,405         66,159
------------------------------------------------------------------
                                                            81,558
------------------------------------------------------------------

TRANSPORTATION - 1.06%
------------------------------------------------------------------
Burlington Northern Santa Fe Corp.            2,193         63,071
CNF Transportation Inc.                         949         29,134
CSX Corp.                                     1,461         50,887
Expeditors International Washington Inc.      1,374         36,205
FedEx Corp. /(1)/                             2,176        103,034
Landstar System Inc. /(1)/                      800         40,520
Norfolk Southern Corp.                        2,517         52,681
Union Pacific Corp.                           1,657        100,331
United Parcel Service Inc.                    6,596        421,550
------------------------------------------------------------------
                                                           897,413
------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
------------------------------------------------------------------
GATX Corp.                                      682         16,593
------------------------------------------------------------------
                                                            16,593
------------------------------------------------------------------

WATER - 0.12%
------------------------------------------------------------------
American Water Works Inc.                     1,658         73,731
Middlesex Water Co.                           1,200         28,080
------------------------------------------------------------------
                                                           101,811
------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $92,226,162)                                     63,050,870
------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 19.01%

AUSTRALIA - 1.12%
------------------------------------------------------------------
Coles Myer Ltd. ADR                           3,319         83,871
National Australia Bank ADR                   3,712        355,387
News Corporation Ltd. ADR                     2,847         61,211
Rio Tinto PLC ADR                             3,138        223,426
Westpac Banking Corp. ADR                     5,289        219,494
------------------------------------------------------------------
                                                           943,389
------------------------------------------------------------------

BERMUDA - 0.05%
------------------------------------------------------------------
Weatherford International Ltd.                1,088         44,434
------------------------------------------------------------------
                                                            44,434
------------------------------------------------------------------

CANADA - 0.21%
------------------------------------------------------------------
Alcan Aluminum Ltd.                           1,657         46,661
Barrick Gold Corp.                            3,250         52,228
Inco Ltd. /(1)/                               1,701         30,601
Nortel Networks Corp. /(1)/                  20,129         21,135
Placer Dome Inc.                              2,143         21,366
------------------------------------------------------------------
                                                           171,991
------------------------------------------------------------------

DENMARK - 0.46%
------------------------------------------------------------------
Novo-Nordisk A/S ADR                          8,455        255,595
TDC A/S ADR                                   9,633        132,357
------------------------------------------------------------------
                                                           387,952
------------------------------------------------------------------

FINLAND - 0.30%
------------------------------------------------------------------
Nokia OYJ ADR                                14,547        193,330
Outokumpu OYJ                                 1,431         15,311
Stora Enso OYJ "R"                            2,198         24,272
UPM-Kymmene OYJ                                 505         16,096
------------------------------------------------------------------
                                                           249,009
------------------------------------------------------------------

FRANCE - 1.77%
------------------------------------------------------------------
Alcatel SA ADR                               13,009         65,435
Aventis SA ADR                                6,314        371,642
AXA-UAP ADR                                  14,604        200,075
BNP Paribas SA                                  728         33,955
France Telecom SA ADR                         2,059         26,211
LVMH Moet-Hennessy Louis Vuitton ADR         16,438        138,901
Societe Generale "A"                            247         14,643
Total Fina SA ADR                             8,420        600,514

78

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------

FRANCE (Continued)
------------------------------------------------------------------
Total Fina SA Warrants (Expires
  08/08/03)                                     162     $    3,943
Vivendi Universal SA ADR                      2,336         30,275
------------------------------------------------------------------
                                                         1,485,594
------------------------------------------------------------------

GERMANY - 0.97%
------------------------------------------------------------------
DaimlerChrysler AG                           11,374        487,490
Deutsche Bank AG                                640         39,661
Deutsche Telekom AG ADR                      12,303        135,333
E.ON AG                                         914         47,095
SAP AG ADR                                    3,739         71,976
Siemens AG                                      693         32,663
------------------------------------------------------------------
                                                           814,218
------------------------------------------------------------------

GREECE - 0.02%
------------------------------------------------------------------
Technical Olympic SA                          4,250         14,171
------------------------------------------------------------------
                                                            14,171
------------------------------------------------------------------

HONG KONG - 0.21%
------------------------------------------------------------------
ASM Pacific Technology Ltd.                   8,500         15,420
CLP Holdings Ltd.                             4,000         16,103
Esprit Holdings Ltd.                          8,000         13,026
Hong Kong & China Gas Co. Ltd.               60,000         80,385
Hongkong Electric Holdings Ltd.              10,500         40,923
------------------------------------------------------------------
                                                           165,857
------------------------------------------------------------------

IRELAND - 0.51%
------------------------------------------------------------------
Allied Irish Banks PLC ADR                   16,595        430,308
------------------------------------------------------------------
                                                           430,308
------------------------------------------------------------------

ITALY - 0.70%
------------------------------------------------------------------
Benetton Group SpA ADR                        7,416        172,422
ENI-Ente Nazionale Idrocarburi SpA
  ADR                                         2,344        176,738
Fiat SpA ADR/(1)/                             6,859         78,324
Italgas SpA                                   1,479         15,085
San Paolo-IMI SpA ADR                         9,236        155,257
------------------------------------------------------------------
                                                           597,826
------------------------------------------------------------------

JAPAN - 4.42%
------------------------------------------------------------------
Canon Inc. ADR                                5,655        193,627
Fuji Photo Film Co. Ltd. ADR                  4,261        132,815
Hitachi Ltd. ADR                              2,575        137,531
Honda Motor Company Ltd. ADR                  9,316        197,499
Ito-Yokado Co. Ltd. ADR                       3,268        141,308
Japan Air Lines ADR/(1)/                     33,205        160,712
Kirin Brewery Co. Ltd. ADR                    4,190        270,255
Kubota Corp. ADR                             16,212        234,263
Kyocera Corp. ADR                             1,803        126,102
Makita Corp. ADR                              5,370         31,844
Matsushita Electric Industrial Co.
  Ltd. ADR                                   13,224        161,994
Millea Holdings Inc. ADR                      8,959        364,631
Mitsubishi Corp. ADR                         14,181        187,898
Mitsui & Co. ADR                              1,591        170,189
NEC Corp. ADR                                19,482        107,346
Nippon Telegraph & Telephone Corp.
  ADR                                         9,462        188,388
Nissan Motor Co. Ltd. ADR                     9,658        142,542
Pioneer Corp. ADR                             7,344        129,034
Ricoh Corp. Ltd. ADR                          1,836        163,404
Sony Corp. ADR                                3,467        150,849
Toyota Motor Corp. ADR                        6,818        341,173
------------------------------------------------------------------
                                                         3,733,404
------------------------------------------------------------------

NETHERLANDS - 1.93%
------------------------------------------------------------------
Abn Amro Holding NV ADR                      14,235        231,176
Aegon NV ADR                                  7,021        101,875
Akzo Nobel NV ADR                             4,026        151,579
ING Groep NV ADR                              5,560        121,931
Koninklijke Ahold NV ADR                     10,311        175,287
Koninklijke (Royal) Philips
  Electronics NV - NY Shares                  7,303        147,521
Reed Elsevier NV ADR                         11,517        293,684
Royal Dutch Petroleum Co.                     6,000        270,673
Royal Dutch Petroleum Co. - NY
  Shares                                      2,304        104,141
Unilever NV - NY Shares                         589         34,851
------------------------------------------------------------------
                                                         1,632,718
------------------------------------------------------------------

NEW ZEALAND - 0.08%
------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.
  ADR                                         3,372         64,068
------------------------------------------------------------------
                                                            64,068
------------------------------------------------------------------

NORWAY - 0.03%
------------------------------------------------------------------
Petroleum Geo-Services/(1)/                  41,201         26,529
------------------------------------------------------------------
                                                            26,529
------------------------------------------------------------------

PORTUGAL - 0.07%
------------------------------------------------------------------
Banco Comercial Portugues ADR                 4,146         57,256
------------------------------------------------------------------
                                                            57,256
------------------------------------------------------------------

SINGAPORE - 0.04%
------------------------------------------------------------------
Chartered Semiconductor
  Manufacturing Ltd. ADR/(1)/                 1,708         20,240
NatSteel Ltd                                 15,000         15,173
------------------------------------------------------------------
                                                            35,413
------------------------------------------------------------------

SPAIN - 0.81%
------------------------------------------------------------------
Acerinox SA                                     480         17,959

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------
SPAIN (Continued)
------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA ADR       13,380    $   130,856
Banco Santander Central Hispano SA ADR       38,734        256,419
Repsol SA ADR                                 8,103        105,825
Telefonica SA ADR /(1)/                       6,060        167,014
------------------------------------------------------------------
                                                           678,073
------------------------------------------------------------------

SWEDEN - 0.14%
------------------------------------------------------------------
Hoganas AB "B"                                  810         15,229
Sapa AB                                       1,164         21,575
SSAB Svenskt Stal AB "A"                      1,492         15,019
Svenska Cellulosa AB "B"                        835         28,508
Telefonaktiebolaget LM Ericsson AB ADR       35,585         25,977
Telefonaktiebolaget LM Ericsson Rights /(2)/ 35,585         11,031
------------------------------------------------------------------
                                                           117,339
------------------------------------------------------------------

SWITZERLAND - 0.75%
------------------------------------------------------------------
Adecco SA ADR                                 9,417        104,623
Centerpulse Ltd. ADR                          4,869         71,331
Nestle SA                                       248         53,214
Novartis AG                                   7,000        284,077
SGS Societe Generale de
  Surveillance Holding SA                        56         14,815
UBS AG - Registered /(1)/                     2,254        106,193
------------------------------------------------------------------
                                                           634,253
------------------------------------------------------------------

UNITED KINGDOM - 4.42%
------------------------------------------------------------------
AstraZeneca PLC ADR                           8,109        236,377
Barclays PLC ADR                             11,088        320,443
BP PLC ADR                                    7,460        349,128
British Sky Broadcasting PLC ADR              2,179        123,114
British Telecom PLC ADR /(1)/                 4,687        146,516
Cadbury Schweppes PLC ADR                     9,338        274,164
Diageo PLC ADR                               12,902        623,296
GlaxoSmithKline PLC ADR                      19,336        732,641
Hanson PLC ADR                                7,970        242,766
Hong Kong & Shanghai Banking ADR              2,415        138,041
HSBC Holdings PLC                             1,442         16,406
Reuters Group PLC ADR                         2,299         61,107
Royal Bank of Scotland Group PLC              4,127         98,506
Vodafone Group PLC ADR                       22,921        366,507
------------------------------------------------------------------
                                                         3,729,012
------------------------------------------------------------------

TOTAL INTERNATIONAL
COMMON STOCKS
(Cost: $26,253,378)                                     16,012,814
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $ 118,479,540)                                   79,063,684
------------------------------------------------------------------

                                           Share or
                                        Face Amount
                                        -----------
U.S. GOVERNMENT OBLIGATIONS - 4.60%
------------------------------------------------------------------
U.S. Treasury Bonds
    6.25%, 05/15/30                      $  500,000        585,605
    6.88%, 08/15/25                         180,000        222,413
    8.13%, 05/15/21                       1,790,000      2,462,299
    9.88%, 11/15/15                         400,000        605,188
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,617,554)                                       3,875,505
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.32%
------------------------------------------------------------------
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                    5,786,769      5,786,769
Dreyfus Money Market Fund                   399,557        399,557
Goldman Sachs Financial Square
  Prime Obligation Fund                     247,689        247,689
Providian Temp Cash Money Market Fund       578,668        578,668
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $7,012,683)                                       7,012,683
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 106.74%
(Cost $129,109,777)                                     89,951,872
------------------------------------------------------------------

Other Assets, Less Liabilities - (6.74%)                (5,682,133)
------------------------------------------------------------------

NET ASSETS - 100.00%                                   $84,269,739
------------------------------------------------------------------
------------------------------------------------------------------

(1) Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2002 (Unaudited)

                                                         LifePath      LifePath       LifePath      LifePath      LifePath
                                                           Income          2010           2020          2030          2040
                                                           Master        Master         Master        Master        Master
                                                        Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                   $49,759,279  $143,256,245   $391,271,572  $128,666,278  $129,109,777
                                                      -----------  ------------   ------------  ------------  ------------
Foreign currency, at cost                             $    33,113  $    114,408   $    301,272  $     23,050  $        144
                                                      -----------  ------------   ------------  ------------  ------------
Investments in securities, at value
  (including securities on loan/(1)/) (Note 1)        $48,469,266  $132,313,591   $319,775,466  $118,399,186  $ 89,951,872
Foreign currency, at value                                 33,869       117,921        311,161        22,797           145
Receivables:
  Investment securities sold                                   --            68          1,819            --            --
  Dividends and interest                                  301,178       675,476      1,270,921       390,539       289,144
                                                      -----------  ------------   ------------  ------------  ------------
Total Assets                                           48,804,313   133,107,056    321,359,367   118,812,522    90,241,161
                                                      -----------  ------------   ------------  ------------  ------------
LIABILITIES
Payables:
  Collateral for securities loaned (Note 4)             3,028,862     5,856,859     28,084,776     7,712,430     5,929,259
  Advisory fees (Note 2)                                   24,385        67,295        152,488        56,620        42,163
                                                      -----------  ------------   ------------  ------------  ------------
Total Liabilities                                       3,053,247     5,924,154     28,237,264     7,769,050     5,971,422
                                                      -----------  ------------   ------------  ------------  ------------
NET ASSETS                                            $45,751,066  $127,182,902   $293,122,103  $111,043,472  $ 84,269,739
                                                      ===========  ============   ============  ============  ============
--------------------------------------------------------------------------------------------------------------------------

/(1)/ Securities on loan with market values of $2,930,826, $5,645,498, $27,146,177, $7,423,494 and $5,693,067, respectively. See Note 4.


STATEMENTS OF OPERATIONS
For the Six Months Ended August 31, 2002 (Unaudited)

                                                         LifePath      LifePath       LifePath      LifePath      LifePath
                                                           Income          2010           2020          2030          2040
                                                           Master        Master         Master        Master        Master
                                                        Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/(1)/                                      $   158,677  $    676,597   $  2,081,532  $    876,989  $    750,791
  Interest                                                599,941     1,217,400      2,041,942       443,512       127,996
  Securities lending income                                 3,917        10,536         29,776         9,927         7,714
                                                      -----------  ------------   ------------  ------------  ------------
Total investment income                                   762,535     1,904,533      4,153,250     1,330,428       886,501
                                                      -----------  ------------   ------------  ------------  ------------
EXPENSES (Note 2)
  Advisory fees                                            75,436       226,141        562,951       203,498       159,196
                                                      -----------  ------------   ------------  ------------  ------------
Total expenses                                             75,436       226,141        562,951       203,498       159,196
                                                      -----------  ------------   ------------  ------------  ------------
Net investment income                                     687,099     1,678,392      3,590,299     1,126,930       727,305
                                                      -----------  ------------   ------------  ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on sale of investments         167,584      (413,426)   (14,223,868)   (1,233,646)   (4,298,702)
  Net realized gain on foreign currency transactions        3,855         9,226          3,862         1,555         5,337
  Net change in unrealized appreciation
    (depreciation) of investments                      (1,562,006)   (8,682,446)   (17,964,462)  (13,043,092)   (8,902,253)
  Net change in unrealized appreciation
    (depreciation) on translation of assets and
    liabilities in foreign currencies                       1,482         5,094         12,890           (34)          228
                                                      -----------  ------------   ------------  ------------  ------------
Net loss on investments                                (1,389,085)   (9,081,552)   (32,171,578)  (14,275,217)  (13,195,390)
                                                      -----------  ------------   ------------  ------------  ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                          $  (701,986) $ (7,403,160)  $(28,581,279  $(13,148,287) $(12,468,085)
--------------------------------------------------------------------------------------------------------------------------

/(1)/ Net of foreign withholding tax of $7,510, $32,303, $82,204, $35,374,
      $29,993, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                              LifePath Income Master Portfolio LifePath 2010 Master Portfolio
                                                              -------------------------------- ------------------------------
                                                                                                 For the Six
                                                                    For the Six        For the   Months Ended         For the
                                                                   Months Ended     Year Ended     August 31,      Year Ended
                                                                August 31, 2002   February 28,           2002    February 28,
                                                                    (Unaudited)           2002    (Unaudited)            2002
-----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

Operations:

  Net investment income                                            $     687,09   $  2,309,590   $   1,678,392   $   5,471,867
  Net realized gain (loss)                                              171,439      1,795,486        (404,200)     11,414,844
  Net change in unrealized appreciation (depreciation)               (1,560,524)    (2,311,088)     (8,677,352)    (16,181,695)
                                                                   ------------   ------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations        (701,986)     1,793,988      (7,403,160)        705,016
                                                                   ------------   ------------   -------------   -------------
Interestholder transactions:

  Contributions                                                      14,826,117     30,951,244      30,950,907      84,755,676
  Withdrawals                                                       (11,141,418)   (95,547,521)    (21,577,824)   (236,515,911)
                                                                   ------------   ------------   -------------   -------------

Net increase (decrease) in net assets resulting from
  interestholder transactions                                         3,684,699    (64,596,277)      9,373,083    (151,760,235)
                                                                   ------------   ------------   -------------   -------------
Increase (decrease) in net assets                                     2,982,713    (62,802,289)      1,969,923    (151,055,219)

NET ASSETS:

Beginning of period                                                  42,768,353    105,570,642      125,212,97     276,268,198
                                                                   ------------   ------------   -------------   -------------
End of period                                                      $ 45,751,066   $ 42,768,353   $ 127,182,902   $ 125,212,979
                                                                   ============   ============   =============   =============
-----------------------------------------------------------------------------------------------------------------------------

                                                              LifePath 2020 Master Portfolio  LifePath 2030 Master Portfolio
                                                              -------------------------------- ------------------------------

                                                                                                   For the Six
                                                                    For the Six          For the   Months Ended         For the
                                                                   Months Ended       Year Ended     August 31,      Year Ended
                                                                August 31, 2002     February 28,           2002    February 28,
                                                                    (Unaudited)             2002    (Unaudited)            2002
----------------------------------------------------------------------------------  -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                            $   3,590,299    $  9,797,068   $   1,126,930    $  3,067,702
  Net realized gain (loss)                                           (14,220,006)     55,898,904      (1,232,091)     20,799,655
  Net change in unrealized appreciation (depreciation)               (17,951,572)    (82,078,470)    (13,043,126)    (34,991,407)
                                                                   -------------    ------------   -------------    ------------
Net decrease in net assets resulting from operations                 (28,581,279)    (16,382,498)    (13,148,287)    (11,124,050)
                                                                   -------------    ------------   -------------    ------------
Interestholder transactions

  Contributions                                                       53,213,201     271,054,874      20,887,762      89,451,581
  Withdrawals                                                        (75,857,415)   (390,877,654)    (16,569,283)   (240,386,251)
                                                                   -------------    ------------   -------------    ------------


Net increase (decrease) in net assets resulting from
  interestholder transactions                                        (22,644,214)   (119,822,780)      4,318,479    (150,934,670)
                                                                   -------------    ------------   -------------    ------------
 Decrease in net assets                                              (51,225,493)   (136,205,278)     (8,829,808)    162,058,720)

NET ASSETS:

Beginning of period                                                  344,347,596     480,552,874     119,873,280     281,932,000
                                                                   -------------    ------------   -------------    ------------
End of period                                                      $ 293,122,103    $344,347,596   $ 111,043,472    $119,873,280
                                                                   =============    ============   =============    ============
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                                                LifePath 2040 Master Portfolio
                                                                                     -----------------------------------------
                                                                                         For the Six
                                                                                        Months Ended                   For the
                                                                                     August 31, 2002                Year Ended
                                                                                         (Unaudited)         February 28, 2002
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                                $    727,305             $   2,317,577
   Net realized gain (loss)                                                               (4,293,365)               65,072,130
   Net change in unrealized appreciation (depreciation)                                   (8,902,025)              (85,921,644)
                                                                                        ------------             -------------
Net decrease in net assets resulting from operations                                     (12,468,085)              (18,531,937)
                                                                                        ------------             -------------

Interestholder transactions:
   Contributions                                                                          15,648,054                47,790,242
   Withdrawals                                                                           (14,196,291)             (384,441,174)
                                                                                        ------------             -------------
Net increase (decrease) in net assets resulting from interestholder transactions           1,451,763              (336,650,932)
                                                                                        ------------             -------------
Decrease in net assets                                                                   (11,016,322)             (355,182,869)

NET ASSETS:
Beginning of period                                                                       95,286,061               450,468,930
                                                                                        ------------             -------------
End of period                                                                           $ 84,269,739             $  95,286,061
                                                                                        ============             =============
------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

     Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

     FEDERAL INCOME TAXES

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Master Portfolios held repurchase agreements at August 31, 2002.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. BGIS did not receive any brokerage commissions from the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios for the six months ended August 31, 2002.

     As a result of using an index approach to investing, the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $35,605, $209,698, $986,877, $402,519, and $320,443, respectively, as of August 31, 2002. Barclays
PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolios' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of August 31, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)


3. INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the six months ended August 31, 2002, were as follows:


-----------------------------------------------------------------------------------------------------
                                        U.S. Government Obligations           Other Securities
                                        ----------------------------    -----------------------------
Master Portfolio                           Purchases           Sales      Purchases             Sales
-----------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio         $ 8,663,518     $ 7,991,320    $ 7,755,818       $ 3,900,372
LifePath 2010 Master Portfolio            30,363,398      31,347,069     35,511,418        22,877,786
LifePath 2020 Master Portfolio            52,432,289      70,099,104     81,591,076        81,539,515
LifePath 2030 Master Portfolio            26,681,862      29,266,947     25,845,365        17,631,853
LifePath 2040 Master Portfolio            12,520,577      12,455,637     24,551,804        21,048,609
-----------------------------------------------------------------------------------------------------

     At August 31, 2002, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:



-----------------------------------------------------------------------------------------------------
                                                 Tax      Unrealized     Unrealized    Net Unrealized
Master Portfolio                                Cost    Appreciation   Depreciation      Depreciation
-----------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio        $ 45,966,696     $ 2,190,028   $ (3,480,041)     $ (1,290,013)
LifePath 2010 Master Portfolio           136,259,013       6,115,158    (17,057,812)      (10,942,654)
LifePath 2020 Master Portfolio           360,947,400      12,085,203    (83,581,309)      (71,496,106)
LifePath 2030 Master Portfolio           119,758,229       9,416,451    (19,683,543)      (10,267,092)
LifePath 2040 Master Portfolio           122,097,093       4,078,768    (43,236,673)      (39,157,905)
-----------------------------------------------------------------------------------------------------


4. PORTFOLIO SECURITIES LOANED

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of August 31, 2002, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at August 31, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

5. FINANCIAL HIGHLIGHTS

   Financial highlights for each of the Master Portfolios were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                 Six
                                        Months Ended
                                          August 31,        Year Ended         Year Ended    Year Ended    Year Ended    Year Ended
                                                2002      February 28,       February 28,  February 29,  February 28,  February 28,
                                         (Unaudited)              2002               2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio
  Ratio of expenses to average
    net assets/(2)/                             0.35%             0.46%              0.55%         0.55%         0.55%         0.55%
  Ratio of net investment income to
    average net assets/(2)/                     3.17%             3.73%/(3)/         4.40%         4.03%         3.95%         4.46%
  Portfolio turnover rate                         28%              116%(4)             58%           55%           66%           39%
  Total return                                (1.64)%/(1)/        2.68%              6.56%         5.22%         7.10%        12.72%
LifePath 2010 Master Portfolio
  Ratio of expenses to average
    net assets/(2)/                             0.35%             0.46%              0.55%         0.55%         0.55%         0.55%
  Ratio of net investment income to
    average net assets/(2)/                     2.59%             3.11%(3)           3.49%         3.20%         3.12%         3.49%
   Portfolio turnover rate                        43%               86%(4)             54%           49%           38%           46%
   Total return                               (5.39)%/(1)/      (0.70)%              2.13%         8.32%        10.59%        19.13%
LifePath 2020 Master Portfolio
  Ratio of expenses to average
    net assets/(2)/                             0.35%             0.44%              0.55%         0.55%         0.55%         0.55%
  Ratio of net investment income to
    average net assets/(2)/                     2.22%             2.23%/(3/)         2.38%         2.27%         2.30%         2.69%
  Portfolio turnover rate                         43%               86%/(4)/           39%           43%           36%           41%
  Total return                                (8.74)%/(1)/      (4.99)%            (3.14)%        11.24%        12.82%        24.65%
LifePath 2030 Master Portfolio
  Ratio of expenses to average
    net assets/(2)/                             0.35%             0.46%              0.55%         0.55%         0.55%         0.55%
  Ratio of net investment income to
    average net assets(2)                       1.93%             1.74%/(3)/         1.72%         1.72%         1.74%         2.13%
  Portfolio turnover rate                         41%               53%/(4)/           27%           26%           19%           27%
  Total return                               (10.91)%/(1)/      (7.82)%            (5.59)%        13.44%        13.95%        28.62%
LifePath 2040 Master Portfolio
  Ratio of expenses to average
    net assets/(2)/                             0.35%             0.49%              0.55%         0.55%         0.55%         0.55%
  Ratio of net investment income
    to average net assets/(2)/                  1.59%             1.13%/(3)/         0.90%         0.99%         1.11%         1.45%
  Portfolio turnover rate                         38%               15%/(4)/           20%           29%           19%           34%
  Total return                               (13.05)%/(1)/      (10.48)%          (10.41)%        16.41%        15.75%        31.35%
-----------------------------------------------------------------------------------------------------------------------------------

/(1)/ Not annualized.
/(2)/ Annualized for periods of less than one year.
/(3)/ Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(4)/ Portfolio turnover rates excluding in-kind transactions for the LifePath
      Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were 52%, 48%, 35%, 25%, and 15%, respectively.